                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-3706
                                  ----------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         4500 MAIN STREET, KANSAS CITY, MISSOURI             64111
--------------------------------------------------------------------------------
         (Address of principal executive offices)          (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                    ----------------------------

Date of fiscal year end:              08-31
                         -------------------------------------------------------

Date of reporting period:             08-31-2008
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

ANNUAL REPORT
AUGUST 31, 2008

[american century investments logo and text logo]

AMERICAN CENTURY INVESTMENTS

CALIFORNIA TAX-FREE MONEY MARKET FUND
CALIFORNIA TAX-FREE BOND FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the annual report for the American Century®
California Tax-Free Money Market and California Tax-Free Bond funds for the 12 months ended August 31, 2008. We also recommend americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, our growth in assets under management has given us the resources to offer a wide array of financial products and services, including a well-diversified lineup of portfolios that provides you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .   2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .   2

CALIFORNIA TAX-FREE MONEY MARKET

CALIFORNIA TAX-FREE BOND

FINANCIAL STATEMENTS

OTHER INFORMATION

     Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  38
     Approval of Management Agreements for California

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By G. David MacEwen, Chief Investment Officer, Fixed Income

QUALITY RULES IN CHALLENGING CLIMATE

Against a backdrop of widespread credit and liquidity problems, coupled with strong market volatility, investors favored higher-quality securities during the 12 months ended August 31, 2008. Treasuries significantly outperformed non-Treasury securities, including municipals. Credit-related risk aversion hurt the lower-quality sectors of the market.

The Federal Reserve (the Fed) faced the dual--and conflicting--challenges of keeping recession at bay and fending off inflation. For much of the period, the Fed favored anti-recessionary measures, cutting the federal funds target rate by 3.25 percentage points between September 2007 and April 2008. The Fed also enacted a series of emergency lending programs targeting a wider spectrum of borrowers. As oil and other commodity prices reached record highs, the Fed seemed to refocus on inflation, holding interest rates steady during the last four months of the reporting period. Inflation, as measured by the one-year change in the Consumer Price Index, ended the period at 5.4%.

CREDIT WOES REACH MUNICIPAL MARKET

The credit-market turmoil that originated in the subprime mortgage market worked its way into the usually calm municipal bond market. Extensive financial-sector deleveraging, forced selling among hedge funds, and an increase in deficit financing created a supply surge among municipal bonds.
These factors, combined with ratings downgrades for several municipal bond insurers, led to historic underperformance for municipals relative to
Treasuries. They also reversed a two-year flattening trend for the municipal yield curve, which steepened during the period. In February, certain investment-grade municipal yields reached 121% of comparable Treasury yields.
(The ratio historically has been 85% to 90%.)

Although performance rebounded in subsequent months, the municipal/Treasury yield ratio remained above its historic range--usually an indication of an attractive buying opportunity. We believe municipal yields at 100% or more of
Treasuries offer sufficient long-term appreciation potential to overcome near-term economic, financial, and credit risks. Furthermore, an overhaul of the credit-ratings scales, which Moody's will launch in October, should show investment-grade municipals typically have higher credit quality than investment-grade corporate securities.

U.S. Fixed Income Total Returns
For the 12 months ended August 31, 2008

LEHMAN BROTHERS MUNICIPAL MARKET INDICES
Municipal Bond                                  4.48%
3-Year Municipal Bond                           6.60%
5-Year General Obligation (GO) Bond             7.07%
Long-Term Municipal Bond                        0.62%
Non-Investment-Grade Municipal Bond            -4.37%

TAXABLE MARKET RETURNS
Lehman Brothers U.S. Aggregate Index            5.86%
Lehman Brothers U.S. Treasury Index             8.65%
3-Month Treasury Bill                           3.16%
10-Year Treasury Note                           9.84%

------
2

PERFORMANCE
California Tax-Free Money Market

Total Returns as of August 31, 2008
                                          Average Annual Returns
                                                             Since     Inception
                            1 year     5 years   10 years  Inception      Date
CALIFORNIA TAX-FREE
MONEY MARKET               2.38%(1)     2.07%     2.09%      3.11%      11/9/83

LIPPER CALIFORNIA
TAX-EXEMPT MONEY MARKET
FUNDS
AVERAGE RETURNS(2)           2.06%      1.92%     1.95%     3.22%(3)       --

Fund's Lipper Ranking
as of 8/31/08(2)           15 of 71   16 of 57   7 of 39   2 of 2(3)       --

Fund's Lipper Ranking
as of 9/30/08(2)           13 of 71   15 of 57   7 of 39   2 of 2(3)       --

(1) Fund returns would have been lower if American Century Investments had not voluntarily waived a portion of its management fees.

(2) Data provided by Lipper Inc. - A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/30/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

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3

PORTFOLIO COMMENTARY
California Tax-Free Money Market

Portfolio Managers: Todd Pardula and Steven Permut

PERFORMANCE SUMMARY

California Tax-Free Money Market returned 2.38% for the 12 months ended August
31, 2008, outpacing the 2.06% average return of the 71 funds in Lipper Inc.'s
California Tax-Exempt Money Market Funds category. The fund maintained its solid performance run, finishing the period ranked among the top quartile of the Lipper peer group. This performance is particularly noteworthy because, unlike many of our peers, we do not own any securities subject to the federal alternative minimum tax (AMT). AMT securities typically offer higher yields.

FED ACTION, FLIGHT TO QUALITY PUSHED YIELDS LOWER

As the 12-month period began, all eyes were on the sagging housing and mortgage sectors. Credit and liquidity concerns took hold of the financial markets, sending U.S. economic growth prospects tumbling. In an effort to energize the markets, bolster liquidity, and stimulate the struggling economy, the Federal Reserve (the Fed) took extraordinary measures during the reporting period. On the monetary policy front, the Fed cut the federal funds target rate by 3.25 percentage points, despite soaring commodity prices and mounting inflationary pressures.

The Fed's easing campaign, combined with a massive flight to quality caused by subprime-related contagion, sparked a rally among Treasury securities. The yield on the three-month Treasury bill, a standard money market benchmark, declined from 4.12% on August 31, 2007, to 1.72% on August 29, 2008.

Municipal money market yields experienced similar declines. California
Tax-Free Money Market's seven-day current yield fell from 3.47% to 1.32%
during the 12-month period.

DOWNGRADES, FORCED SELLING CHALLENGED MARKET

The write-downs of subprime-backed securities and investment vehicles led to negative ratings outlooks and downgrades for several monoline insurers.
Although some securities within our portfolio were insured by these companies, we eliminated our exposure to the monolines during the second quarter of 2008.
Our stringent and thorough research efforts indicated the underlying issuers were of high credit quality, even without the insurance, but the insurer downgrades made those securities ineligible for our fund.

Yields as of August 31, 2008(1)

7-Day Current Yield
                                   1.32%

7-Day Effective Yield
                                   1.33%

7-Day Tax-Equivalent Current Yields(2)
31.98% Tax Bracket                 1.94%
34.70% Tax Bracket                 2.02%
39.23% Tax Bracket                 2.17%
41.05% Tax Bracket                 2.24%

(1) The yields presented reflect the waiver of a portion of the fund's management fees. Without such waiver, the 7-day yields would have been lower.

(2) The tax brackets indicated are for combined state and federal income tax.
Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

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4

California Tax-Free Money Market

Municipal investors faced an additional challenge when hedge funds and other highly leveraged investors had to sell billions of dollars in municipal securities to cover outflows and meet margin calls. The resulting supply/demand imbalance caused municipal ratios to rise to historic levels. In particular, yields on short-term auction-rate securities (ARS) skyrocketed into double digits as investors questioned their liquidity and credit quality.
None of our money market funds owned ARS, because ARS are not eligible for use in money market funds.

PORTFOLIO STRATEGY

We continued to emphasize floating-rate notes throughout much of the period.
Our focus on floaters afforded us the flexibility to capture periodic rate spikes while maintaining liquidity. It also accounted for the fund's outperformance during the period.

After steadily declining through May 2008, the fund's weighted average maturity (WAM) spiked during the final three months of the period. This was not the result of an interest-rate call; rather, it was due to our desire to keep the portfolio fully invested in an environment of limited supply. As the financial sector turmoil continued to unfold, many of the banks providing letter-of-credit protection for floating-rate securities were downgraded or removed from the fund's approved list. The banks still meeting our investment criteria had reached capacity. Therefore, to stay invested, we had to purchase one-year notes issued by various municipalities within California, which caused the fund's WAM to increase. These longer-term securities, which usually trade near 65% of LIBOR (a widely used short-term interest rate benchmark), traded at lower ratios this year because of increased demand.

OUTLOOK

We believe the weakening U.S. economy and the need to stimulate the struggling banking sector may force the Fed to cut interest rates further. With the credit markets still stressed, we will look for opportunities to enhance the fund's liquidity. The October launch of a global ratings scale for bonds should lead to ratings upgrades for many municipal securities, possibly increasing the pool of eligible investments.

Portfolio Composition by Credit Rating
                             % of fund       % of fund
                            investments     investments
                               as of           as of
                              8/31/08         2/29/08

A-1+                            82%             75%
A-1                             18%             25%

Portfolio Composition by Maturity
                             % of fund       % of fund
                            investments     investments
                               as of           as of
                              8/31/08         2/29/08

1-30 days                       86%             90%
31-90 days                       --             1%
91-180 days                      1%             9%
More than 180 days              13%             --

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5

SCHEDULE OF INVESTMENTS
California Tax-Free Money Market

AUGUST 31, 2008

Principal Amount                                                             Value

Municipal Securities -- 99.4%

CALIFORNIA -- 99.1%

   $ 2,000,000  ABAG Finance Auth. for Nonprofit Corps.
                Multifamily Housing Rev., Series 2002 A, (The
                Arbors Apartments), VRDN, 1.85%, 9/3/08 (FNMA)
                (SBBPA: FNMA)                                          $ 2,000,000
     5,270,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                (Francis Parker School), VRDN, 1.67%, 9/4/08
                (LOC: Bank of New York)                                  5,270,000
     3,980,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                (Institute Defense Analyses), VRDN, 1.75%, 9/4/08
                (LOC: Branch & Banking Trust)                            3,980,000
     4,000,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                (The Branson School), VRDN, 1.67%, 9/4/08 (LOC:
                Allied Irish Bank plc)                                   4,000,000
     5,000,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                (The Thacher School), VRDN, 1.98%, 9/4/08 (SBBPA:
                Keybank, N.A.)                                           5,000,000
     1,350,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                Series 2005 A, (San Francisco University High
                School), VRDN, 1.67%, 9/4/08 (LOC: Allied Irish
                Bank plc)                                                1,350,000
     4,950,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
                Series 2006 A, (Elder Care Alliance of San
                Francisco), VRDN, 1.60%, 9/4/08 (LOC: Citibank
                N.A.)                                                    4,950,000
     3,000,000  ABN AMRO Munitops Certificate Trust GO, Series
                2005-63, VRDN, 1.91%, 9/4/08 (FSA) (SBBPA: Bank
                of America N.A.) (Acquired 3/20/08, Cost
                $3,000,000)(1)                                           3,000,000
     1,450,000  Alameda Public Financing Auth. Multifamily
                Housing Rev., Series 2005 A, (Eagle
                Village/Parrot Village Apartments), VRDN, 1.67%,
                9/4/08 (LOC: FNMA)                                       1,450,000
     3,100,000  Anaheim Union High School District COP, (School
                Facility Bridge Funding), VRDN, 3.00%, 9/4/08
                (FSA) (SBBPA: Wachovia Bank N.A.)                        3,100,000

Principal Amount                                                             Value

   $ 4,040,000  Apple Valley COP, (Public Facilities Financing),
                VRDN, 1.79%, 9/4/08 (LOC: Union Bank of
                California and California State Teacher's
                Retirement)                                            $ 4,040,000
     7,970,000  Austin Trust Various States GO, Series 2008-1154,
                VRDN, 1.91%, 9/4/08 (BHAC) (SBBPA: Bank of
                America, N.A.) (Acquired 6/20/08, Cost
                $7,970,000)(1)                                           7,970,000
     6,665,000  Austin Trust Various States GO, Series
                2008-3039X, VRDN, 1.91%, 9/4/08 (BHAC) (SBBPA:
                Bank of America, N.A.) (Acquired 6/20/08, Cost
                $6,665,000)(1)                                           6,665,000
     2,500,000  Austin Trust Various States GO, Series 2008-3318,
                VRDN, 1.96%, 9/4/08 (AGC) (SBBPA: Bank of
                America, N.A.)                                           2,500,000
     5,145,000  Austin Trust Various States GO, Series 2008-3501,
                VRDN, 1.91%, 9/4/08 (FSA) (SBBPA: Bank of
                America, N.A.)                                           5,145,000
     6,665,000  Austin Trust Various States Rev., Series
                2008-1168, VRDN, 1.78%, 9/4/08 (BHAC) (SBBPA:
                Bank of America, N.A.)                                   6,665,000
     6,500,000  Austin Trust Various States Rev., Series
                2008-3305, VRDN, 1.78%, 9/4/08 (SBBPA: Bank of
                America, N.A.) (Acquired 6/26/08, Cost
                $6,500,000)(1)                                           6,500,000
     3,000,000  Azusa Unified School District COP, (2004 School
                Facility Bridge Funding Program), VRDN, 3.00%,
                9/4/08 (FSA) (SBBPA: Dexia Credit Local)                 3,000,000
     2,800,000  Azusa Unified School District COP, (2004 School
                Facility Bridge Funding Program), VRDN, 3.00%,
                9/4/08 (FSA) (SBBPA: Dexia Credit Local)                 2,800,000
     2,300,000  Barstow Multifamily Housing Rev., (Desert Vista
                Apartments), VRDN, 1.63%, 9/3/08 (LOC: FHLB)             2,300,000
     7,500,000  California Communities Tax & Revenue Anticipation
                Note Program Rev., Series 2008 A-3, 3.00%,
                6/30/09 (FSA)                                            7,583,009

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6

California Tax-Free Money Market

Principal Amount                                                             Value

   $ 5,245,000  California Department of Water Resources Rev.,
                Series 2008-D143, (MERLOTs), VRDN, 1.90%, 9/3/08
                (SBBPA: Wachovia Bank N.A.) (Acquired 5/9/08,
                Cost $5,245,000)(1)                                    $ 5,245,000
     7,605,000  California Educational Facilities Auth. Rev.,
                Series 2002 B, (Art Center Design College), VRDN,
                1.85%, 9/4/08 (LOC: Allied Irish Bank plc)               7,605,000
     2,125,000  California Educational Facilities Auth. Rev.,
                Series 2008-2495, (PUTTERs), VRDN, 1.82%, 9/4/08
                (SBBPA: JPMorgan Chase Bank N.A.) (Acquired
                1/31/08, Cost $2,125,000)(1)                             2,125,000
     4,990,000  California Enterprise Development Auth. Rev.,
                (Community Hospice Inc.), VRDN, 1.79%, 9/4/08
                (LOC: Bank of New York)                                  4,990,000
     8,000,000  California Enterprise Development Auth. Rev.,
                (Humane Society Silicon Valley), VRDN, 1.79%,
                9/4/08 (LOC: U.S. Bank N.A.)                             8,000,000
     2,000,000  California GO, Series 2003 C3, VRDN, 1.55%,
                9/4/08 (LOC: Landesbank Hessen-Thuringen
                Girozentrale, Bank of America N.A. and Bank of
                Nova Scotia)                                             2,000,000
     1,200,000  California GO, Series 2003 C4, VRDN, 1.58%,
                9/4/08 (LOC: Landesbank Hessen-Thuringen
                Girozentrale, Bank of America N.A., and Bank of
                Nova Scotia)                                             1,200,000
       750,000  California GO, Series 2004 A9, (Weekly
                Kindergarten University), VRDN, 1.58%, 9/4/08
                (LOC: Citibank N.A. and California State
                Teacher's Retirement)                                      750,000
       350,000  California GO, Series 2005 A3, VRDN, 1.54%,
                9/3/08 (LOC: Bank of America N.A.)                         350,000
     3,000,000  California GO, Series 2005 B6, VRDN, 2.50%,
                9/2/08 (LOC: KBC Bank N.V.)                              3,000,000
     2,980,000  California GO, Series 2006-1255, VRDN, 1.89%,
                9/4/08 (BHAC) (SBBPA: JPMorgan Chase Bank N.A.)
                (Acquired 8/18/08, Cost $2,980,000)(1)                   2,980,000

Principal Amount                                                             Value

   $ 6,500,000  California Health Facilities Financing Auth.
                Rev., Series 2006 C, (Kaiser Permanente), VRDN,
                1.60%, 9/3/08                                          $ 6,500,000
     3,000,000  California Infrastructure & Economic Development
                Bank Rev., (Country Schools), VRDN, 1.79%, 9/4/08
                (LOC: Bank of New York)                                  3,000,000
     4,450,000  California Infrastructure & Economic Development
                Bank Rev., (Humane Society), VRDN, 1.88%, 9/4/08
                (LOC: Comercia Bank)                                     4,450,000
     2,830,000  California Infrastructure & Economic Development
                Bank Rev., (Rural Community Assistance), VRDN,
                1.81%, 9/4/08 (LOC: Bank of the West)                    2,830,000
     3,400,000  California Infrastructure & Economic Development
                Bank Rev., (St. Margaret's Episcopal School),
                VRDN, 1.67%, 9/4/08 (LOC: Allied Irish Bank plc)         3,400,000
     4,000,000  California Infrastructure & Economic Development
                Bank Rev., Series 2007 A, (Tobinworld), VRDN,
                1.88%, 9/4/08 (LOC: Comerica Bank)                       4,000,000
     4,000,000  California Infrastructure & Economic Development
                Bank Rev., Series 2008 A, (California Independent
                System Operator Corporation), 4.00%, 2/1/09              4,029,494
     3,010,000  California Infrastructure & Economic Development
                Bank Rev., Series 2008 A, (Hillview Mental
                Health), VRDN, 1.88%, 9/4/08 (LOC: Comerica Bank)        3,010,000
     2,400,000  California Infrastructure & Economic Development
                Bank Rev., Series 2008 C, (Orange County
                Performing Arts Center), VRDN, 1.70%, 9/4/08
                (LOC: Allied Irish Bank plc)                             2,400,000
     1,500,000  California Municipal Finance Auth. Rev., (Gideon
                Hausner Jewish Day School), VRDN, 1.62%, 9/4/08
                (LOC: U.S. Bank N.A.)                                    1,500,000
    13,000,000  California School Cash Reserve Program Auth. COP,
                Series 2008 A, (2008-2009 TRANS), 3.00%, 7/6/09
                (LOC: U.S. Bank N.A.) (GIC: Natixis)                    13,146,200

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7

California Tax-Free Money Market

Principal Amount                                                             Value

   $10,935,000  California State University Rev., Series
                2006-1435, (PUTTERs), VRDN, 1.94%, 9/4/08 (LOC:
                JPMorgan Chase & Co.) (Acquired 2/21/08-3/24/08,
                Cost $10,935,000)(1)                                  $ 10,935,000
     7,500,000  California Statewide Communities Development
                Auth. Multifamily Housing Rev., Series 2008-2680,
                (PUTTERs), VRDN, 1.94%, 9/4/08 (LOC: JPMorgan
                Chase Bank N.A.) (Acquired 4/4/08, Cost
                $7,500,000)(1)                                           7,500,000
     9,000,000  California Statewide Communities Development
                Auth. Rev., (House Ear Institute), VRDN, 1.88%,
                9/4/08 (LOC: City National Bank)                         9,000,000
    10,000,000  California Statewide Communities Development
                Auth. Rev., (Retirement Housing Foundation
                Obligated Group), VRDN, 1.60%, 9/4/08 (LOC: KBC
                Bank N.V.)                                              10,000,000
     7,000,000  California Statewide Communities Development
                Auth. Rev., Series 2003 D, (Kaiser Permanente),
                VRDN, 1.46%, 9/3/08                                      7,000,000
     7,500,000  California Statewide Communities Development
                Auth. Rev., Series 2004 M, (Kaiser Permanente),
                VRDN, 1.60%, 9/3/08                                      7,500,000
     5,300,000  California Statewide Communities Development
                Auth. Rev., Series 2008 A, (Rady Children's
                Hospital - San Diego), VRDN, 1.43%, 9/4/08 (LOC:
                Allied Irish Bank plc)                                   5,300,000
     2,200,000  Carlsbad Unified School District COP, (School
                Facility Bridge Funding), VRDN, 3.00%, 9/4/08
                (FSA) (SBBPA: Wachovia Bank N.A.)                        2,200,000
     1,800,000  Castaic Union School District COP, (School
                Facility Bridge Funding), VRDN, 3.00%, 9/4/08
                (FSA) (SBBPA: Dexia Credit Local)                        1,800,000
     5,250,000  Chaffey Community College District GO, Series
                2008-2718, (PUTTERs), VRDN, 2.34%, 9/4/08 (SBBPA:
                JPMorgan Chase Bank N.A.) (Acquired 4/4/08, Cost
                $5,250,000)(1)                                           5,250,000

Principal Amount                                                             Value

   $ 3,235,000  City of Baldwin Park COP, (Street Improvement
                Program), VRDN, 1.84%, 9/3/08 (LOC: Allied Irish
                Bank plc)                                              $ 3,235,000
     1,000,000  City of Fremont COP, (1991 Fire Stations
                Financing), VRDN, 1.90%, 9/4/08 (LOC: KBC Bank
                N.V.)                                                    1,000,000
       300,000  City of Hanford Sewer System Rev., Series 1996 A,
                VRDN, 1.88%, 9/4/08 (LOC: Union Bank of
                California N.A.)                                           300,000
     6,040,000  City of Moreno Valley COP, (1997 City Hall
                Refinancing), VRDN, 1.79%, 9/4/08 (LOC: Union
                Bank of California N.A. and California State
                Teacher's Retirement)                                    6,040,000
       900,000  City of Novato Multifamily Housing Rev., (Nova-Ro
                III Senior Housing), VRDN, 1.60%, 9/4/08 (LOC:
                Bank of the West)                                          900,000
    11,045,000  City of Reedley COP, VRDN, 1.82%, 9/4/08 (LOC:
                U.S. Bank N.A.)                                         11,045,000
     5,600,000  City of Vallejo Water Rev., Series 2001 A, VRDN,
                1.70%, 9/3/08 (LOC: JPMorgan Chase Bank N.A.)            5,600,000
    20,350,000  City of Whittier Rev., (Whittier College), VRDN,
                2.06%, 9/4/08 (RADIAN) (LOC: Keybank, N.A.)
                (SBBPA: Bank of New York)                               20,350,000
     7,000,000  Coachella Valley Unified School District COP,
                (2006 School Financing), VRDN, 1.86%, 9/4/08
                (FSA) (SBBPA: Dexia Credit Local)                        7,000,000
     5,000,000  Delano COP, (Delano Regional Medical Center),
                VRDN, 1.84%, 9/4/08 (LOC: Comerica Bank)                 5,000,000
     6,000,000  Deutsche Bank SPEARs/LIFERs Trust Various States
                GO, Series 2006 DB-416, VRDN, 1.82%, 9/4/08 (LOC:
                Deutsche Bank AG) (Acquired 10/18/07, Cost
                $6,000,000)(1)                                           6,000,000
     8,120,000  Deutsche Bank SPEARs/LIFERs Trust Various States
                GO, Series 2007 DB-382, VRDN, 1.82%, 9/4/08 (LOC:
                Deutsche Bank AG) (Acquired 12/10/07, Cost
                $8,120,000)(1)                                           8,120,000

------
8

California Tax-Free Money Market

Principal Amount                                                             Value

   $ 1,630,000  Deutsche Bank SPEARs/LIFERs Trust Various States
                GO, Series 2007 DB-386, VRDN, 1.84%, 9/4/08 (LOC:
                Deutsche Bank AG)                                      $ 1,630,000
     1,485,000  Deutsche Bank SPEARs/LIFERs Trust Various States
                Tax Allocation Rev., Series 2007 DB-394, VRDN,
                1.85%, 9/4/08 (LOC: Deutsche Bank AG)                    1,485,000
     7,500,000  Diamond Bar Public Financing Auth. Lease Rev.,
                Series 2002 A, (Community/Senior Center), VRDN,
                1.90%, 9/3/08 (LOC: Union Bank of California N.A.)       7,500,000
     6,160,000  Eastern Municipal Water District Water & Sewer
                Rev. COP, Series 2008 A, VRDN, 1.63%, 9/4/08
                (SBBPA: Wells Fargo Bank N.A.)                           6,160,000
     6,000,000  Eastern Municipal Water District Water & Sewer
                Rev. COP, Series 2008 E, VRDN, 1.65%, 9/3/08
                (SBBPA: Lloyds TSB Bank plc)                             6,000,000
     5,375,000  El Monte COP, Series 2003 A, (Community
                Improvement), VRDN, 1.79%, 9/4/08 (LOC: Union
                Bank of California N.A. and California State
                Teacher's Retirement)                                    5,375,000
     3,530,000  Golden State Tobacco Securitization Corp.
                Settlement Rev., (PA 1236), VRDN, 1.82%, 9/4/08
                (SBBPA: Bank of New York) (Acquired 1/15/04, Cost
                $3,530,000)(1)                                           3,530,000
     3,085,000  Hesperia Unified School District COP, (2004
                Interim School Facility Funding Program), VRDN,
                2.10%, 9/4/08 (FSA) (SBBPA: Dexia Credit Local)          3,085,000
     2,700,000  Huntington Beach Union High School District COP,
                (2003 School Facility Bridge Funding Program),
                VRDN, 3.00%, 9/4/08 (FSA) (SBBPA: Dexia Credit
                Local)                                                   2,700,000
    33,445,000  Inland Valley Development Agency Tax Allocation
                Rev., VRDN, 1.90%, 9/3/08 (LOC: Union Bank of
                California N.A. and California State Teacher's
                Retirement)                                             33,445,000

Principal Amount                                                             Value

   $ 1,150,000  Lake Elsinore Recreation Auth. Rev., Series 2000
                A, (Public Facilities), VRDN, 1.75%, 9/3/08 (LOC:
                California State Teacher's Retirement)                 $ 1,150,000
     4,270,000  Lakeside Union School District COP, (2006 School
                Facility Bridge Funding Program), VRDN, 2.10%,
                9/4/08 (AGC) (SBBPA: Dexia Credit Local)                 4,270,000
       900,000  Los Angeles COP, Series 2006 A, (Notre Dame High
                School), VRDN, 1.67%, 9/4/08 (LOC: Allied Irish
                Bank plc)                                                  900,000
     5,000,000  Los Angeles County Tax & Rev. Anticipation Notes
                Rev., Series 2008 A, 3.00%, 6/30/09                      5,057,828
    25,000,000  Los Angeles Tax & Rev. Anticipation Notes GO,
                3.00%, 6/30/09                                          25,296,167
     2,000,000  Los Angeles Unified School District GO, Series
                2000 D, (Election of 1997), 5.50%, 7/1/09                2,062,288
     8,000,000  Los Angeles Unified School District Tax & Rev.
                Anticipation Notes GO, Series 2008 A, 3.00%,
                7/30/09                                                  8,106,313
     3,000,000  Los Angeles Wastewater System Rev., Series 2008
                G, VRDN, 1.64%, 9/4/08 (LOC: Bank of America N.A.)       3,000,000
     5,200,000  Murrieta Valley Unified School District COP,
                (2005 School Facility Bridge Funding Program),
                VRDN, 3.00%, 9/4/08 (FSA) (SBBPA: Dexia Credit
                Local)                                                   5,200,000
     1,000,000  Palm Desert Community Facilities District No.
                91-1 Special Tax Rev., (Indian Ridge Public
                Improvements), 4.00%, 10/1/08 (FSA)                      1,000,720
     4,980,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 1.86%, 9/4/08 (LOC: Dexia Credit Local)            4,980,000
     2,400,000  Puttable Floating Option Tax-Exempt Receipts,
                VRDN, 1.86%, 9/4/08 (LOC: Dexia Credit Local)            2,400,000
    24,000,000  RBC Municipal Products Inc. Trust Tax Allocation
                Rev., Series 2008 E5, VRDN, 1.84%, 9/4/08 (LOC:
                Royal Bank of Canada) (Acquired 5/29/08-7/1/08,
                Cost $24,000,000)(1)                                    24,000,000

------
9

California Tax-Free Money Market

Principal Amount                                                             Value

   $ 4,330,000  San Bernardino County Multifamily Housing Auth.
                Rev., Series 1993 A, (Rialto Heritage), VRDN,
                1.81%, 9/4/08 (LOC: FHLB)                              $ 4,330,000
     4,150,000  San Diego County & School District Tax & Revenue
                Anticipation Notes, Series 2008 A, 3.50%, 6/30/09        4,215,213
     3,800,000  San Diego County COP, VRDN, 1.82%, 9/4/08 (LOC:
                Comerica Bank)                                           3,800,000
     4,465,000  San Diego County Water Auth. COP, Series
                2008-2873, (PUTTERs), VRDN, 2.09%, 9/4/08 (FSA)
                (SBBPA: JPMorgan Chase Bank N.A.) (Acquired
                5/22/08, Cost $4,465,000)(1)                             4,465,000
    10,000,000  San Diego Unified School District Tax & Rev.
                Anticipation Notes GO, Series 2008 A, 3.00%,
                7/1/09                                                  10,111,902
     5,640,000  San Francisco City & County GO, Series 2008 D93,
                VRDN, 2.15%, 9/3/08 (SBBPA: Wachovia Bank N.A.)
                (Acquired 6/12/08, Cost $5,640,000)(1)                   5,640,000
     7,560,000  San Francisco City & County Redevelopment Agency
                Community Facilities District No. 4 Rev.,
                (Mission Bay North Public Improvements), VRDN,
                1.67%, 9/4/08 (LOC: Bank of America N.A.)                7,560,000
     1,300,000  San Francisco City & County Redevelopment Agency
                Rev., (South Harbor), VRDN, 1.90%, 9/4/08 (LOC:
                Dexia Credit Local)                                      1,300,000
     5,100,000  San Jacinto Unified School District COP, Series
                2006 A, (2006 School Facility Bridge Funding
                Program), VRDN, 3.00%, 9/4/08 (FSA) (SBBPA: Dexia
                Credit Local)                                            5,100,000
     6,585,000  Sequoia Union High School District GO, Series
                2008 D232, VRDN, 2.05%, 9/3/08 (FSA) (SBBPA:
                Wachovia Bank N.A.) (Acquired 6/26/08, Cost
                $6,585,000)(1)                                           6,585,000
     1,300,000  Stockton Public Financing Auth. Lease Rev.,
                Series 2007 A, (Building Acquisition Financing),
                VRDN, 2.10%, 9/4/08 (AGC) (SBBPA: Dexia Credit
                Local)                                                   1,300,000

Principal Amount                                                             Value

   $ 5,200,000  Three Valleys Municipal Water District COP,
                (Miramar Water Treatment, Water Transmission and
                Hydroelectric Generating Facilities), VRDN,
                1.65%, 9/3/08 (LOC: Wells Fargo Bank N.A)              $ 5,200,000
       800,000  Triunfo County Sanitation District Rev., VRDN,
                1.78%, 9/3/08 (LOC: BNP Paribas)                           800,000
     1,100,000  University of California Rev., Series 2008-2475,
                (PUTTERs), VRDN, 1.82%, 9/4/08 (SBBPA: JPMorgan
                Chase Bank N.A.) (Acquired 1/31/08, Cost
                $1,100,000)(1)                                           1,100,000
     2,975,000  Victor Valley Community College District COP,
                (Capital Improvement Refinancing), VRDN, 1.65%,
                9/4/08 (LOC: BNP Paribas and Union Bank of
                California N.A.)                                         2,975,000
    25,000,000  Victorville Joint Powers Financing Auth. Lease
                Rev., Series 2007 A, (Cogeneration Facility),
                VRDN, 1.79%, 9/4/08 (LOC: Fortis Bank SA N.V.)          25,000,000
     1,185,000  West Covina Redevelopment Agency Rev., (Lakes
                Public Parking), VRDN, 1.70%, 9/3/08 (LOC: Allied
                Irish Bank plc)                                          1,185,000
     5,000,000  West Hills Community College District COP, VRDN,
                1.57%, 9/3/08 (LOC: Union Bank of California N.A.)       5,000,000
     3,770,000  Western Placer Unified School District COP,
                Series 2004 A, (School Facilities), VRDN, 2.00%,
                9/4/08 (FSA) (SBBPA: Dexia Credit Local)                 3,770,000
                                                                     -------------
                                                                       574,624,134
                                                                     -------------

PUERTO RICO -- 0.3%

     2,000,000  Puerto Rico Highway & Transportation Auth. Rev.,
                VRDN, 1.84%, 9/4/08 (LOC: Dexia Credit Local)
                (Acquired 6/13/08, Cost $2,000,000)(1)                   2,000,000
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 99.4%                                   576,624,134
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- 0.6%                                     3,425,050
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                            $580,049,184
                                                                     =============

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10

California Tax-Free Money Market

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

BHAC = Berkshire Hathaway Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LIFERs = Long Inverse Floating Exempt Receipts

LOC = Letter of Credit

MERLOTs = Municipal Exempt Receipts Liquidity Optional Tenders

PUTTERs = Puttable Tax-Exempt Receipts

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

SPEARs = Short Puttable Exempt Adjustable Receipts

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.

(1) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was $119,610,000, which represented 20.6% of total net assets. None of the restricted securities are considered to be illiquid.

See Notes to Financial Statements.

------
11

PERFORMANCE
California Tax-Free Bond

Total Returns as of August 31, 2008
                                           Average Annual Returns
                                                              Since     Inception
                            1 year     5 years   10 years   Inception     Date
CALIFORNIA
TAX-FREE BOND                4.42%      3.49%      4.06%      5.78%      11/9/83

LEHMAN BROTHERS
5-YEAR GO INDEX              7.07%      3.86%      4.58%     6.38%(1)      --

LIPPER CALIFORNIA
INTERMEDIATE MUNICIPAL
DEBT FUNDS
AVERAGE RETURNS(2)           3.65%      3.17%      4.01%     5.78%(3)      --

Fund's Lipper Ranking
as of 8/31/08(2)           16 of 43   12 of 40   10 of 19   1 of 1(3)      --

Fund's Lipper Ranking
as of 9/30/08(2)           15 of 43   13 of 40   12 of 19   1 of 1(3)      --

(1) Since 10/31/83, the date nearest the fund's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/10/83, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

California Tax-Free Bond

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 1998

One-Year Returns Over 10 Years
Periods ended August 31
                1999    2000    2001   2002    2003    2004    2005    2006   2007    2008
California
Tax-Free Bond  0.74%   6.95%   8.22%   5.63%  1.91%   5.13%   3.36%   2.58%   1.98%  4.42%

Lehman
Brothers
5-Year
GO Index       2.21%   5.33%   8.99%   6.56%  3.57%   4.58%   1.96%   2.32%   3.44%  7.07%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
13

PORTFOLIO COMMENTARY
California Tax-Free Bond

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

PERFORMANCE SUMMARY

California Tax-Free Bond returned 4.42% for the 12 months ended August 31,
2008. By comparison, the Lehman Brothers 5-Year General Obligation Bond Index
returned 7.07%. For the same period, the California Intermediate Municipal
Debt Funds tracked by Lipper had an average return of 3.65%. See page 12 for additional performance comparisons.

Though the portfolio enjoyed its best absolute fiscal-year return since 2004, the period was marked by sharp volatility (see page 2). In that environment, the fund and Lipper group average underperformed the Lehman Index because short-term general obligation bonds, whose performance the index measures, were among the best-performing segments of the market.

YIELD CURVE POSITIONING CONTRIBUTED

The portfolio benefited from the yield curve steepening bias we had in place using municipal bonds and two- and 30-year Treasury futures. The difference in yield between two- and 30-year AAA municipal general obligation notes increased from 103 to 268 basis points (a basis point equals 0.01%) during the year, while the Treasury curve steepened from 66 to 217 basis points. Those changes were a result of rapidly falling yields on short-term securities
(because of Fed rate cuts and a flight to safety), while inflation concerns kept yields on longer-term notes and bonds from declining as much.

SECTOR TRADES HELPED

A number of our sector trades during the year added value, including our underweight position in airline and tobacco bonds--two volatile, poorly performing sectors during the fiscal year. In addition, we took advantage of the dislocations in the market to trade up into high-quality revenue bonds in less economically sensitive segments of the economy. For example, we bought some essential service water and sewer bonds, as well as education bonds issued by Stanford University. Water and education were two of the best-performing segments of the market for the 12 months. Another way we added yield and performance to the portfolio was buying newly minted bonds--toward the end of the period, new issues came to market at very attractive levels as the dealer community was less willing to underwrite securities onto their own balance sheets.

Portfolio at a Glance
                                      As of        As of
                                     8/31/08      8/31/07

Weighted Average Maturity           9.1 years    7.3 years
Average Duration (Modified)         5.1 years    5.0 years

Yields as of August 31, 2008

30-Day SEC Yield
                                                   3.18%

30-Day Tax-Equivalent Yields*
31.98% Tax Bracket                                 4.68%
34.70% Tax Bracket                                 4.87%
39.23% Tax Bracket                                 5.23%
41.05% Tax Bracket                                 5.39%

*The tax brackets indicated are for combined state and federal income tax.
Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

------
14

California Tax-Free Bond

CREDIT POSITIONING DETRACTED

Despite these positives, our credit allocation detracted from performance.
Credit spreads (the difference in yield between lower- and higher-rated bonds)
widened at a time when we had an overweight position in credit-sensitive bonds. Other things being equal, wider credit spreads mean lower-rated bonds lag.

What's more, we began the period with a sizable overweight in insured bonds
(greater than 60% of assets at one point). Insured securities underperformed because of concern that losses on subprime loans in other parts of the bond insurers' business would affect the backing they provide for many municipal bonds. The insurers' difficulties had no effect on the underlying quality of the municipal bonds they backed, but the initial sell-off and liquidity premium meant insured bonds trailed the rest of the market.

MANAGEMENT CHANGE

In July, Portfolio Manager Joseph Gotelli joined the California Tax-Free Bond management team. Mr. Gotelli brings six years of municipal bond investment experience and joins Alan Kruss as a portfolio manager on California Tax-Free
Bond, reflecting our team approach to managing portfolios.

OUTLOOK

"We've been saying for some time that we believe this is an excellent buying opportunity for investors with a long-term horizon and the patience to ride out short-term volatility," says Steven Permut, portfolio manager and head of the municipal bond team. "We still believe that's true because the larger credit crunch has hurt municipal bonds for reasons that have little or nothing to do with market fundamentals. But that also means the municipal market probably won't rebound in a meaningful way until we see real progress on resolving the credit crisis. In the meantime, we'll continue to manage our portfolios conservatively while looking for bonds with compelling yield and credit characteristics."

Portfolio Composition by Credit Rating
                                      % of fund     % of fund
                                     investments   investments
                                        as of         as of
                                       8/31/08       2/29/08

AAA                                      35%           65%
AA                                       37%           10%
A                                        12%            7%
BBB                                      12%           14%
Not Rated                                4%             4%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of August 31, 2008
                                                    % of fund
                                                   investments

General Obligation (GO)                                22%
Prerefunded                                            16%
Electric Revenue                                       12%
Certificates of Participation (COPs)/Leases            10%
Special Tax Revenue                                     8%

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15

SCHEDULE OF INVESTMENTS
California Tax-Free Bond

AUGUST 31, 2008

Principal Amount                                                             Value

Municipal Securities -- 99.1%

CALIFORNIA -- 92.8%

    $ 5,565,000  Acalanes Union High School District GO, Series
                 2005 B, 5.25%, 8/1/24 (FSA)                           $ 5,871,670
      1,185,000  Alameda County COP, (Santa Rita Jail), 5.375%,
                 6/1/09 (MBIA)(1)(2)                                     1,202,775
      1,385,000  Alameda County COP, Series 2001 A, 5.375%,
                 12/1/15 (MBIA)                                          1,491,728
      1,700,000  Anaheim Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, (Anaheim Merged
                 Redevelopment Area), 5.00%, 2/1/31 (FSA)                1,721,607
      1,000,000  Antelope Valley Community College District GO,
                 5.00%, 8/1/18 (MBIA)                                    1,073,680
      1,000,000  Antelope Valley Community College District GO,
                 Series 2007 C, (Election of 2004), 5.00%, 8/1/24
                 (MBIA)                                                  1,028,970
      2,000,000  Antelope Valley Community College District GO,
                 Series 2007 C, (Election of 2004), 5.00%, 8/1/25
                 (MBIA)                                                  2,049,980
      1,000,000  Antelope Valley Community College District GO,
                 Series 2007 C, (Election of 2004), 5.00%, 8/1/26
                 (MBIA)                                                  1,021,620
      2,050,000  Austin Trust Various States Rev., Series
                 2008-1167, VRDN, 1.91%, 9/4/08 (FSA) (LIQ FAC:
                 Bank of America, N.A.) (Acquired
                 7/21/08-8/29/08, Cost $2,050,000)(3)                    2,050,000
      1,240,000  Banning Financing Auth. Rev., (Electric System),
                 5.00%, 6/1/21 (XLCA)                                    1,253,752
      1,305,000  Banning Financing Auth. Rev., (Electric System),
                 5.00%, 6/1/22 (XLCA)                                    1,312,256
      1,000,000  Banning Utility Auth. Rev., (Refunding and
                 Improvement Projects), 5.25%, 11/1/35 (FGIC)              980,070
      4,650,000  California Department of Water Resources Power
                 Supply Rev., Series 2002 A, 5.25%, 5/1/12
                 (MBIA)(2)                                               5,061,711
      9,345,000  California Department of Water Resources Power
                 Supply Rev., Series 2002 A, 5.375%, 5/1/12,
                 Prerefunded at 101% of Par (XLCA)(1)(2)                10,396,685

Principal Amount                                                             Value

    $ 3,750,000  California Department of Water Resources Power
                 Supply Rev., Series 2002 A, 5.50%, 5/1/12(2)          $ 4,117,350
      5,000,000  California Department of Water Resources Power
                 Supply Rev., Series 2008 H, 5.00%, 5/1/21(2)            5,262,150
      2,500,000  California Department of Water Resources Power
                 Supply Rev., Series 2008 K, 5.00%, 5/1/18               2,726,825
         15,000  California Department of Water Resources Water
                 System Rev., (Central Valley), 5.50%, 12/1/11,
                 Prerefunded at 100% of Par(1)                              16,506
      1,235,000  California Department of Water Resources Water
                 System Rev., (Central Valley), 5.50%, 12/1/17           1,340,494
      8,825,000  California Economic Recovery GO, Series 2004 A,
                 5.00%, 7/1/12 (MBIA)(2)                                 9,573,536
      5,000,000  California Economic Recovery GO, Series 2004 A,
                 5.25%, 7/1/14                                           5,589,750
      5,000,000  California Economic Recovery GO, Series 2008 B,
                 5.00%, 3/1/10                                           5,215,550
      4,000,000  California Educational Facilities Auth. Rev.,
                 (Golden Gate University), 5.50%, 10/1/18(2)             4,020,520
      1,020,000  California Educational Facilities Auth. Rev.,
                 (Scripps College), 5.25%, 8/1/11, Prerefunded at
                 100% of Par (GO of University)(1)                       1,106,119
        275,000  California Educational Facilities Auth. Rev.,
                 Series 2000 B, (Pooled College & University),
                 6.625%, 6/1/10, Prerefunded at 101% of Par(1)             298,169
      1,330,000  California Educational Facilities Auth. Rev.,
                 Series 2000 B, (Pooled College & University),
                 6.625%, 6/1/10, Prerefunded at 101% of Par(1)           1,442,053
      2,500,000  California Educational Facilities Auth. Rev.,
                 Series 2004 C, (Lutheran University), 5.00%,
                 10/1/24                                                 2,352,275
        250,000  California Educational Facilities Auth. Rev.,
                 Series 2008 A, (Chapman University), VRDN,
                 2.25%, 9/2/08 (LOC: Bank of America, N.A.)                250,000

------
16

California Tax-Free Bond

Principal Amount                                                             Value

    $ 5,000,000  California Educational Facilities Auth. Rev.,
                 Series 2008 T4, (Stanford University), 5.00%,
                 3/15/14(2)                                            $ 5,535,200
      4,480,000  California GO, 6.00%, 10/1/09 (Ambac-TCRS) (Bank
                 of New York)(2)                                         4,679,898
      2,500,000  California GO, 5.00%, 12/1/09 (Ambac-TCRS) (Bank
                 of New York)                                            2,594,150
      3,000,000  California GO, 5.00%, 3/1/10 (XLCA-ICR)                 3,129,690
      3,350,000  California GO, 5.75%, 4/1/10 (Ambac-TCRS) (Bank
                 of New York)                                            3,537,064
      2,350,000  California GO, 5.25%, 10/1/10, Prerefunded at
                 100% of Par (FGIC-TCRS)(1)                              2,506,205
      7,650,000  California GO, 5.25%, 10/1/10, Prerefunded at
                 100% of Par (FGIC-TCRS)(1)(2)                           8,105,098
      1,000,000  California GO, 5.50%, 3/1/11 (XLCA-ICR)                 1,072,550
      5,000,000  California GO, 5.50%, 4/1/12 (MBIA)(2)                  5,414,199
      4,000,000  California GO, 5.00%, 2/1/14, Prerefunded at
                 100% of Par(1)(2)                                       4,432,560
      5,000,000  California GO, 5.125%, 2/1/14, Prerefunded at
                 100% of Par(1)(2)                                       5,571,900
      5,000,000  California GO, 5.00%, 3/1/14(2)                         5,429,200
      7,780,000  California GO, 5.25%, 11/1/15(2)                        8,403,333
      7,590,000  California GO, 5.00%, 6/1/16(2)                         8,151,431
      5,000,000  California GO, 5.25%, 3/1/38(2)                         5,003,700
     10,000,000  California GO, 5.00%, 4/1/38(2)                         9,787,799
      2,000,000  California Health Facilities Financing Auth.
                 Rev., Series 1998 A, (Kaiser Permanente), 5.25%,
                 6/1/11 (FSA)(1)                                         2,044,680
      2,520,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A, (Sutter Health), 5.00%,
                 8/15/38                                                 2,388,985
      1,000,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A3, (Stanford Hospital), VRDN,
                 3.45%, 6/15/11                                          1,015,050
      2,910,000  California Housing Finance Agency Rev., Series
                 2000 D, (Multifamily Housing), VRDN, 2.45%,
                 9/2/08 (GO of Agency) (SBBPA: Landesbank
                 Hessen-Thuringen Girozentrale and California
                 State Teacher's Retirement)                             2,910,000

Principal Amount                                                             Value

    $ 1,000,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2000 A, (Scripps Research
                 Institute), 5.625%, 7/1/20                            $ 1,012,370
      5,000,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2003 A, (Bay Area Toll Bridges
                 Seismic Retrofit 1st Lien), 5.125%, 7/1/26,
                 Prerefunded at 100% of Par (Ambac)(1)(2)                5,523,100
      1,075,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2006 A, (California Science
                 Center Phase II), 4.25%, 5/1/13 (FGIC)                  1,113,840
      2,500,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2008 A, (California
                 Independent System Operator Corp.), 5.00%, 2/1/13       2,686,375
      1,350,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2008 B, (The RAND Corp.),
                 VRDN, 2.25%, 9/2/08 (LOC: Bank of America, N.A.)        1,350,000
      1,075,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2000 A, (Union City Tropics), 5.375%,
                 8/15/10, Prerefunded at 102% of Par (ACA)(1)            1,164,032
      1,605,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2006 A, (Union City Tropics), 3.80%,
                 12/15/11                                                1,619,092
      1,145,000  California Municipal Finance Auth. Rev., (Loma
                 Linda University), 5.00%, 4/1/23                        1,162,530
      2,000,000  California Municipal Finance Auth. Rev., (Loma
                 Linda University), 5.00%, 4/1/28                        2,008,920
      1,450,000  California Public Works Board Lease Rev., Series
                 2005 A, (Department General Services -
                 Butterfield), 5.00%, 6/1/15                             1,557,822
      2,165,000  California Public Works Board Lease Rev., Series
                 2006 A, (Various California State University
                 Projects), 5.00%, 10/1/11                               2,304,946
      1,000,000  California Public Works Board Lease Rev., Series
                 2006 F, (Department of Corrections and
                 Rehabilitation - Monterey County State Prison),
                 5.25%, 11/1/18 (FGIC)                                   1,091,160

------
17

California Tax-Free Bond

Principal Amount                                                             Value

      $ 650,000  California Special Districts Association Finance
                 Corp. COP, Series 2005 RR, 5.00%, 8/1/25 (XLCA)         $ 664,469
      1,000,000  California State University Fresno Association
                 Inc. Rev., (Auxiliary Organization Event
                 Center), 5.00%, 7/1/12(1)                               1,089,980
      3,100,000  California State University Fresno Association,
                 Inc. Rev., (Auxiliary Organization Event
                 Center), 5.25%, 7/1/12, Prerefunded at 101% of
                 Par(1)                                                  3,435,265
      1,500,000  California State University Fresno Association,
                 Inc. Rev., (Auxiliary Organization Event
                 Center), 6.00%, 7/1/12, Prerefunded at 101% of
                 Par(1)                                                  1,703,130
      1,250,000  California State University System Rev., Series
                 2002 A, 5.375%, 11/1/18 (Ambac)                         1,325,975
      1,695,000  California Statewide Communities Development
                 Auth. Rev., Series 2002 B, 5.20%, 10/1/18 (FSA)         1,804,836
      2,250,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California Baptist
                 University), 5.30%, 11/1/18                             2,209,118
      2,500,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California Baptist
                 University), 5.40%, 11/1/27                             2,286,400
      5,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Front Porch
                 Communities and Services), 5.125%, 4/1/37
                 (Acquired 5/23/07, Cost $5,059,250)(3)                  4,225,500
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Henry Mayo Newhall
                 Memorial Hospital), 5.00%, 10/1/20 (California
                 Mortgage Insurance)                                     1,005,030
      5,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare Health
                 System), 4.80%, 7/15/17                                 4,677,300
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare Health
                 System), 5.00%, 7/15/22                                   867,860

Principal Amount                                                             Value

    $ 2,500,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 B, (Adventist Health
                 System/West), 5.00%, 3/1/37 (AGC)                     $ 2,473,750
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2008 D, (Catholic Healthcare
                 West), 5.50%, 7/1/31                                      990,300
      1,000,000  Calleguas-Las Virgines Public Financing Auth.
                 Rev., Series 2007 A, (Municipal Water District),
                 5.00%, 7/1/20 (FGIC)                                    1,052,910
      3,115,000  Capistrano Unified School District Special Tax
                 Rev., (Community Facilities District No. 87-1),
                 5.00%, 9/1/18 (Ambac)                                   3,310,591
      1,130,000  Carson Redevelopment Agency Tax Allocation Rev.,
                 (Redevelopment Project Area No. 1), 5.50%,
                 10/1/11 (MBIA)                                          1,210,298
      2,100,000  Castaic Lake Water Agency Rev. COP, Series 2001
                 A, 5.375%, 8/1/17 (MBIA)                                2,239,608
      1,245,000  Central California Joint Powers Health Financing
                 Auth. COP, (Community Hospitals), 5.125%,
                 2/1/09(1)                                               1,263,028
        675,000  Central California Joint Powers Health Financing
                 Auth. COP, (Community Hospitals), 5.25%,
                 2/1/10(1)                                                 706,509
        860,000  Central California Joint Powers Health Financing
                 Auth. COP, (Community Hospitals), 5.25%, 2/1/10,
                 Prerefunded at 101% of Par(1)                             907,893
      1,595,000  Chabot Las Positas Community College District
                 COP, 5.50%, 12/1/10 (FSA)(1)                            1,657,572
      1,070,000  Chaffey Community College District GO, Series
                 2002 A, 4.25%, 7/1/11 (FSA)                             1,122,484
      1,765,000  Chaffey Community College District GO, Series
                 2007 C, (Election of 2002), 5.00%, 6/1/20 (MBIA)        1,884,773
      2,160,000  Chaffey Community College District GO, Series
                 2007 C, (Election of 2002), 5.00%, 6/1/21 (MBIA)        2,290,248
      1,000,000  Chaffey Community College District GO, Series
                 2007 C, (Election of 2002), 5.00%, 6/1/22 (MBIA)        1,052,050

------
18

California Tax-Free Bond

Principal Amount                                                             Value

    $ 2,810,000  Chino Basin Regional Financing Auth. Rev.,
                 Series 2008 A, (Inland Empire Utilities Agency),
                 5.00%, 11/1/33 (Ambac)                                $ 2,762,399
      3,000,000  Chino Ontario Upland Water Facilities Auth. COP,
                 Series 1997 A, (Agua de Lejos), 5.20%, 10/1/15
                 (FGIC)                                                  3,050,280
      3,255,000  City of Riverside Water Rev., Series 2008 B,
                 5.00%, 10/1/38 (FSA)                                    3,298,650
      2,065,000  Coast Community College District GO, Series 2006
                 B, (Election of 2002), 5.00%, 8/1/17 (FSA)              2,271,789
      2,300,000  Eastern Municipal Water District Water & Sewer
                 Rev. COP, Series 2001 A, 5.25%, 7/1/13 (FGIC)           2,429,766
      1,000,000  Eastern Municipal Water District Water & Sewer
                 Rev. COP, Series 2008 H, 5.00%, 7/1/24                  1,032,910
      1,020,000  El Segundo Unified School District GO, 5.375%,
                 9/1/12, Prerefunded at 100% of Par (FGIC)(1)            1,132,802
      1,095,000  El Segundo Unified School District GO, 5.375%,
                 9/1/12, Prerefunded at 100% of Par (FGIC)(1)            1,216,096
      1,000,000  Folsom Cordova Unified School District No. 2
                 Facilities Improvement GO, Series 2002 A,
                 5.375%, 10/1/15 (MBIA)                                  1,081,370
      1,225,000  Folsom Cordova Unified School District No. 2
                 Facilities Improvement GO, Series 2002 A,
                 5.375%, 10/1/16 (MBIA)                                  1,324,678
      1,225,000  Folsom Public Financing Auth. Lease Rev., (City
                 Hall & Community Center), 5.25%, 10/1/14 (FSA)          1,324,176
      1,290,000  Folsom Public Financing Auth. Lease Rev., (City
                 Hall & Community Center), 5.25%, 10/1/15 (FSA)          1,394,438
     10,000,000  Foothill/Eastern Transportation Corridor Agency
                 Toll Road Rev., Series 1995 A, 7.30%,
                 1/1/26(1)(4)                                            4,341,800
      1,250,000  Foothill-De Anza Community College District GO,
                 Series 2007 B, (Election of 2006), 5.00%, 8/1/17
                 (Ambac)                                                 1,379,588

Principal Amount                                                             Value

    $ 4,000,000  Foothill-De Anza Community College District GO,
                 Series 2007 B, (Election of 2006), 5.00%, 8/1/27
                 (Ambac)                                               $ 4,118,800
      1,150,000  Franklin-McKinley School District GO, Series
                 2005 A, (Election of 2004), 5.00%, 8/1/15,
                 Prerefunded at 100% of Par (FGIC)(1)                    1,273,982
      2,550,000  Fremont Union High School District GO, Series
                 2000 B, 5.25%, 9/1/10, Prerefunded at 100% of
                 Par(1)                                                  2,711,670
      2,500,000  Glendora Unified School District GO, Series 2006
                 A, (Election of 2005), 5.25%, 8/1/30 (MBIA)             2,550,200
      4,940,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1, 6.75%, 6/1/13,
                 Prerefunded at 100% of Par(1)                           5,713,504
      5,500,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1, 5.75%, 6/1/47          4,604,270
      5,000,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1, 5.125%, 6/1/47         3,735,600
      1,300,000  Hercules Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)              1,382,225
      1,360,000  Hercules Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)              1,453,119
      2,700,000  Hillsborough City School District GO, (Bond
                 Anticipation Notes), 3.60%, 9/1/13(4)(5)                2,260,710
      1,190,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/09 (Ambac)                         1,221,226
      1,675,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/16 (Ambac)                         1,772,904
      1,000,000  Inglewood Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A1, 5.00%, 5/1/23 (Ambac)               999,930
        825,000  Irvine Unified School District Financing Auth.
                 Special Tax Rev., Series 2006 A, (Group II),
                 4.50%, 9/1/13                                             816,808
        635,000  Irvine Unified School District Financing Auth.
                 Special Tax Rev., Series 2006 A, (Group II),
                 4.75%, 9/1/16                                             617,290

------
19

California Tax-Free Bond

Principal Amount                                                             Value

      $ 790,000  Irvine Unified School District Financing Auth.
                 Special Tax Rev., Series 2006 A, (Group II),
                 5.00%, 9/1/20                                           $ 755,287
      2,715,000  Irvine Unified School District Special Tax Rev.,
                 (Community Facilities District No. 86-1), 5.50%,
                 11/1/10 (Ambac)                                         2,775,653
        110,000  Lancaster Financing Auth. Tax Allocation Rev.,
                 (Projects No. 5 & 6), 3.80%, 2/1/10                       109,941
        120,000  Lancaster Financing Auth. Tax Allocation Rev.,
                 (Projects No. 5 & 6), 4.00%, 2/1/11                       119,832
        125,000  Lancaster Financing Auth. Tax Allocation Rev.,
                 (Projects No. 5 & 6), 4.30%, 2/1/13                       124,201
        475,000  Lancaster Financing Auth. Tax Allocation Rev.,
                 (Projects No. 5 & 6), 5.30%, 2/1/24                       462,299
        500,000  Lancaster Financing Auth. Tax Allocation Rev.,
                 (Projects No. 5 & 6), 5.40%, 2/1/29                       483,765
      2,030,000  Long Beach Bond Finance Auth. Lease Rev., (Plaza
                 Parking Facility), 5.25%, 11/1/16                       2,125,613
        750,000  Long Beach Bond Finance Auth. Tax Allocation
                 Rev., Series 2002 A, (North Long Beach
                 Redevelopment), 5.00%, 8/1/10 (Ambac)                     780,938
        905,000  Long Beach Bond Finance Auth. Tax Allocation
                 Rev., Series 2002 A, (North Long Beach
                 Redevelopment), 5.00%, 8/1/11 (Ambac)                     954,476
      2,500,000  Los Altos School District GO, 5.00%, 8/1/19
                 (Ambac)                                                 2,684,575
      1,030,000  Los Angeles Community Redevelopment Agency
                 Parking System Rev., (Cinerama Dome Public
                 Package), 5.30%, 7/1/13 (ACA) (LOC: Wells Fargo
                 Bank N.A.)                                                984,423
      1,155,000  Los Angeles Convention and Exhibition Center
                 Auth. Lease Rev., Series 1993 A, 6.00%, 8/15/10
                 (MBIA-IBC)                                              1,237,698
      3,000,000  Los Angeles County Metropolitan Transportation
                 Auth. Sales Tax Rev., Series 2001 B, (Proposal
                 A), 5.25%, 7/1/13 (FSA)                                 3,219,600

Principal Amount                                                             Value

    $ 6,680,000  Los Angeles County Metropolitan Transportation
                 Auth. Sales Tax Rev., Series 2001 B, (Proposal
                 A), 5.25%, 7/1/16 (FSA)                               $ 7,168,975
        750,000  Los Angeles Department of Airports Rev., Series
                 2008 C, (Los Angeles International Airport),
                 5.00%, 5/15/18                                            799,373
      3,130,000  Los Angeles Department of Water & Power Rev.,
                 Series 2001 AA1, (Power System), 5.25%, 7/1/10
                 (MBIA)                                                  3,302,181
      5,000,000  Los Angeles Department of Water & Power Rev.,
                 Series 2006 A1, (Water System), 5.00%, 7/1/36
                 (Ambac)                                                 5,015,750
      1,000,000  Los Angeles Municipal Improvement Corp. Lease
                 Rev., Series 2007 A, (Capital Equipment), 5.00%,
                 8/1/14 (FGIC)                                           1,078,970
      3,500,000  Los Angeles Unified School District GO, 5.50%,
                 7/1/12 (MBIA)                                           3,844,225
      5,000,000  Los Angeles Unified School District GO, Series
                 2002 E, (Election of 1997), 5.00%, 7/1/11 (MBIA)        5,324,750
      2,500,000  Los Angeles Unified School District GO, Series
                 2003 F, (Election of 1997), 5.00%, 7/1/16 (FSA)         2,707,725
      2,285,000  Los Angeles Unified School District GO, Series
                 2005 A1, 5.00%, 7/1/25 (FGIC)                           2,335,270
      1,390,000  Los Gatos-Saratoga Joint Union High School
                 District GO, Series 2002 C, (Election of 1998),
                 5.375%, 6/1/12, Prerefunded at 101% of Par
                 (FSA)(1)                                                1,548,988
        575,000  Lynwood Public Financing Auth. Lease Rev.,
                 Series 2003 A, (Public Capital Improvement),
                 4.125%, 9/1/12 (Ambac)                                    594,406
      2,920,000  Metropolitan Water District of Southern
                 California Rev., Series 2001 A, 5.125%, 7/1/09(1)       3,006,724
      1,520,000  Mojave Unified School District No. 1 Facilities
                 Improvement GO, 5.25%, 8/1/20 (FGIC)                    1,611,793
      1,485,000  Mountain View COP, (Capital Projects), 5.25%,
                 8/1/18                                                  1,578,807
      4,065,000  M-S-R Public Power Agency Rev., Series 2007 K,
                 (San Juan), 5.00%, 7/1/12 (MBIA)                        4,361,379

------
20

California Tax-Free Bond

Principal Amount                                                             Value

    $ 2,305,000  M-S-R Public Power Agency Rev., Series 2007 K,
                 (San Juan), 5.00%, 7/1/13 (MBIA)                      $ 2,491,152
      1,000,000  M-S-R Public Power Agency Rev., Series 2007 K,
                 (San Juan), 5.00%, 7/1/14 (MBIA)                        1,085,420
      1,550,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/09 (AGC)                                     1,572,010
      1,255,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/11 (AGC)                                     1,288,634
      1,745,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/12 (AGC)                                     1,795,099
      1,690,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/13 (AGC)                                     1,733,720
      1,085,000  Murrieta Valley Unified School District Public
                 Financing Auth. Special Tax Rev., Series 2006 A,
                 4.00%, 9/1/14 (AGC)                                     1,107,253
      3,945,000  Oceanside Community Development Commission Tax
                 Allocation Rev., (Downtown Redevelopment),
                 5.20%, 9/1/17                                           3,918,411
      1,225,000  Oceanside COP, Series 2003 A, 5.00%, 4/1/11
                 (Ambac)                                                 1,292,167
      1,310,000  Oceanside COP, Series 2003 A, 5.00%, 4/1/12
                 (Ambac)                                                 1,394,482
        650,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 3.50%, 8/15/10                        646,763
        760,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 3.80%, 8/15/11                        753,213
        825,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 3.90%, 8/15/12                        812,056
        700,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 4.10%, 8/15/13                        687,939

Principal Amount                                                             Value

    $ 1,135,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 4.25%, 8/15/14                    $ 1,117,964
        275,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.30%, 9/2/14              269,539
        325,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.45%, 9/2/15              315,718
        250,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.55%, 9/2/16              239,718
      1,805,000  Orange County Public Financing Auth. Lease Rev.,
                 (Juvenile Justice Center Facility), 5.375%,
                 6/1/15 (Ambac)                                          1,957,468
      1,000,000  Orange County Public Financing Auth. Lease Rev.,
                 (Juvenile Justice Center Facility), 5.375%,
                 6/1/16 (Ambac)                                          1,084,470
      3,030,000  Orange County Public Financing Auth. Lease Rev.,
                 (Juvenile Justice Center Facility), 5.375%,
                 6/1/17 (Ambac)                                          3,285,944
      2,750,000  Orange County Sanitation District COP, Series
                 2007 B, 5.00%, 2/1/26 (FSA)                             2,827,935
      1,570,000  Paramount Unified School District GO, (Election
                 of 2006), 5.25%, 8/1/25 (FSA)                           1,661,610
      1,760,000  Paramount Unified School District GO, (Election
                 of 2006), 5.25%, 8/1/26 (FSA)                           1,856,061
      1,150,000  Perris Public Financing Auth. Tax Allocation
                 Rev., 5.35%, 10/1/36                                    1,039,669
      1,830,000  Pomona Public Financing Auth. Tax Allocation
                 Rev., Series 2001 AD, (Merged Redevelopment),
                 4.75%, 2/1/13 (MBIA)                                    1,906,238
      1,720,000  Poway Redevelopment Agency Tax Allocation Rev.,
                 (Paguay), 5.25%, 6/15/26 (Ambac)                        1,747,589
      1,170,000  Poway Unified School District Public Financing
                 Auth. Special Tax Rev., 5.00%, 9/15/19 (Ambac)          1,232,150

------
21

California Tax-Free Bond

Principal Amount                                                             Value

    $ 1,215,000  Poway Unified School District Public Financing
                 Auth. Special Tax Rev., 5.00%, 9/15/20 (Ambac)        $ 1,264,742
      1,505,000  Rancho Mirage Joint Powers Financing Auth. Rev.,
                 Series 2007 A, (Eisenhower Medical Center),
                 5.00%, 7/1/15                                           1,570,392
      1,000,000  Rancho Mirage Joint Powers Financing Auth. Rev.,
                 Series 2007 A, (Eisenhower Medical Center),
                 5.00%, 7/1/21                                             991,520
      1,395,000  Richmond Joint Powers Financing Auth. Lease
                 Rev., (Refunding & Civic Center), VRDN, 4.125%,
                 11/25/09 (Ambac) (SBBPA: Dexia Credit Local)            1,395,000
      1,000,000  Riverside County COP, Series 2007 A, (Public
                 Safety Communication), 5.00%, 11/1/14 (Ambac)           1,090,220
      2,000,000  Riverside County COP, Series 2007 A, (Public
                 Safety Communication), 5.00%, 11/1/15 (Ambac)           2,184,760
      8,000,000  Sacramento City Financing Auth. Lease Rev.,
                 Series 1993 A, 5.40%, 11/1/20 (Ambac)                   8,576,239
      2,500,000  Sacramento City Financing Auth. Rev., 5.00%,
                 12/1/16 (FGIC)                                          2,687,725
      4,045,000  Sacramento City Financing Auth. Rev., Series
                 2002 A, (City Hall), 5.25%, 12/1/12, Prerefunded
                 at 100% of Par (FSA)(1)                                 4,492,296
      1,245,000  Sacramento City Financing Auth. Rev., Series
                 2002 A, (City Hall), 5.25%, 12/1/15 (FSA)               1,344,700
      3,800,000  Sacramento County Sanitation District Financing
                 Auth. Rev., Series 2000 A, 5.10%, 12/1/09               3,947,782
      3,105,000  Sacramento Municipal Utility District Electric
                 Rev., Series 1997 K, 5.70%, 7/1/17 (Ambac)              3,520,045
      5,005,000  Sacramento Municipal Utility District Electric
                 Rev., Series 2001 O, 5.25%, 8/15/11 (MBIA)              5,339,484
      3,000,000  Sacramento Municipal Utility District Electric
                 Rev., Series 2003 S, 5.00%, 11/15/11 (MBIA)             3,190,770

Principal Amount                                                             Value

    $ 1,005,000  San Bernardino County Redevelopment Agency Tax
                 Allocation Rev., Series 2005 A, (San Sevaine
                 Redevelopment), 5.00%, 9/1/15 (RADIAN)                $ 1,021,201
      1,695,000  San Buenaventura City COP, Series 2002 B, 5.50%,
                 1/1/15 (Ambac)                                          1,832,685
      1,790,000  San Buenaventura City COP, Series 2002 B, 5.50%,
                 1/1/16 (Ambac)                                          1,935,402
      1,280,000  San Diego Public Facilities Financing Auth. Tax
                 Allocation Rev., Series 2007 B, (Southcrest and
                 Central Imperial Redevelopment), 5.125%, 10/1/22
                 (RADIAN)                                                1,211,674
      2,030,000  San Diego Redevelopment Agency Tax Allocation
                 Rev., (Horton Plaza), 5.70%, 11/1/17                    2,081,623
      2,635,000  San Diego Redevelopment Agency Tax Allocation
                 Rev., (Horton Plaza), 5.80%, 11/1/21                    2,678,583
        710,000  San Diego Redevelopment Agency Tax Allocation
                 Rev., (North Park), 5.90%, 9/1/25                         716,525
      3,375,000  San Francisco City & County Airports Commission
                 Rev., Series 2008-34D, (San Francisco
                 International Airport), 5.00%, 5/1/17 (AGC)             3,654,551
      2,000,000  San Francisco City & County Airports Commission
                 Rev., Series 2008-34D, (San Francisco
                 International Airport), 5.00%, 5/1/18 (AGC)             2,154,680
      2,680,000  San Mateo County Transportation District Sales
                 Tax Rev., Series 1993 A, 5.25%, 6/1/18 (MBIA)           3,000,876
      1,500,000  San Mateo Union High School District GO, 5.00%,
                 9/1/24 (FSA)                                            1,541,460
      1,000,000  San Ramon Valley Unified School District GO,
                 (Election of 2002), 5.00%, 8/1/21 (MBIA)                1,043,130
      2,085,000  Santa Ana Community Redevelopment Agency Tax
                 Allocation Rev., Series 2003 B, (South Main
                 Street Redevelopment), 5.00%, 9/1/13 (FGIC)             2,241,041
      3,350,000  Santa Barbara County COP, 5.375%, 10/1/17 (Ambac)       3,632,606
      2,000,000  Santa Clara County Financing Auth. Lease Rev.,
                 Series 2008 A, (VMC Refunding), 5.00%, 11/15/16         2,204,280

------
22

California Tax-Free Bond

Principal Amount                                                             Value

    $ 2,075,000  Santa Clara Valley Water District COP, Series
                 2000 A, 5.20%, 2/1/09, Prerefunded at 102% of
                 Par(1)                                                $ 2,146,920
        430,000  Santa Fe Springs Community Development
                 Commission Tax Allocation Rev., Series 2002 A,
                 5.375%, 9/1/16 (MBIA)                                     454,910
        690,000  Santa Fe Springs Community Development
                 Commission Tax Allocation Rev., Series 2002 A,
                 5.375%, 9/1/10, Prerefunded at 101% of Par
                 (MBIA)(1)                                                 742,626
      1,250,000  Santa Monica-Malibu Unified School District GO,
                 5.25%, 8/1/13                                           1,389,875
      1,205,000  Scotts Valley COP, 4.00%, 10/1/15 (FSA)                 1,247,223
      1,370,000  Scotts Valley COP, 4.25%, 10/1/18 (FSA)                 1,405,771
      2,780,000  Scotts Valley Redevelopment Agency Tax
                 Allocation Rev., 5.00%, 8/1/29 (Ambac)                  2,823,507
        420,000  Shasta Lake Public Finance Auth. Rev., 3.75%,
                 4/1/09                                                    420,449
      1,000,000  Shasta Lake Public Finance Auth. Rev., 4.00%,
                 4/1/12                                                    986,820
      1,530,000  Shasta Lake Public Finance Auth. Rev., 4.50%,
                 4/1/15                                                  1,504,281
      2,400,000  Shasta Lake Public Finance Auth. Rev., 5.00%,
                 4/1/19                                                  2,342,112
      2,130,000  Shasta Lake Public Finance Auth. Rev., 5.00%,
                 4/1/22                                                  2,024,991
      1,135,000  Solano County COP, 5.00%, 11/1/13 (MBIA)                1,227,128
      2,000,000  South Orange County Public Financing Auth.
                 Special Tax Rev., Series 2003 A, (Senior Lien),
                 5.00%, 9/1/12 (MBIA)                                    2,149,920
      1,080,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, (Redevelopment Project Area No.
                 1), 5.00%, 10/1/13 (Ambac)                              1,158,376
      1,195,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, (Redevelopment Project Area No.
                 1), 5.00%, 10/1/15 (Ambac)                              1,286,035
      1,310,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, (Redevelopment Project Area No.
                 1), 5.00%, 10/1/17 (Ambac)                              1,382,915

Principal Amount                                                             Value

    $ 1,445,000  South Tahoe Joint Powers Financing Auth. Rev.,
                 Series 2005 A, (Redevelopment Project Area No.
                 1), 5.00%, 10/1/19 (Ambac)                            $ 1,496,630
      2,000,000  Southern California Public Power Auth. Rev.,
                 6.75%, 7/1/10 (GIC: PNC Bank)                           2,162,660
      5,000,000  Southern California Public Power Auth. Rev.,
                 Series 2002 A, (Southern Transmission), 5.25%,
                 7/1/17 (FSA)                                            5,365,399
      3,325,000  Southern California Public Power Auth. Rev.,
                 Series 2002 A, (Southern Transmission), 5.25%,
                 7/1/18 (FSA)                                            3,536,470
      2,875,000  Southern California Public Power Auth. Rev.,
                 Series 2008 A, (Southern Transmission), 5.00%,
                 7/1/22                                                  2,997,389
      1,975,000  Southwestern Community College District GO,
                 5.625%, 8/1/11, Prerefunded at 101% of Par
                 (Ambac)(1)                                              2,183,442
      2,770,000  Stockton Community Facilities District Special
                 Tax Rev., (No. 1 Weston Ranch), 5.40%, 9/1/09,
                 Prerefunded at 102% of Par(1)                           2,923,541
        325,000  Stockton Community Facilities District Special
                 Tax Rev., (No. 1 Weston Ranch), 5.50%, 9/1/09,
                 Prerefunded at 102% of Par(1)                             343,337
      2,700,000  Stockton Public Financing Auth. Rev., Series
                 2006 A, (Redevelopment), 5.00%, 9/1/25 (RADIAN)         2,539,863
        785,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 4.25%, 10/15/09                            791,147
        820,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 4.50%, 10/15/10                            834,063
        895,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 5.00%, 10/15/12                            916,382
        985,000  Turlock Health Facility COP, (Emanuel Medical
                 Center, Inc.), 5.00%, 10/15/14                            996,859
      1,035,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.), 5.50%, 10/15/15         1,065,263

------
23

California Tax-Free Bond

Principal Amount                                                             Value

    $ 1,090,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.), 5.50%, 10/15/16       $ 1,112,628
      1,150,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.), 5.50%, 10/15/17         1,164,226
      2,175,000  Turlock Irrigation District Rev., Series 2003 A,
                 5.00%, 1/1/13 (MBIA)                                    2,341,475
      1,000,000  University of California Regents Medical Center
                 Pooled Rev., Series 2008 D, 5.00%, 5/15/27              1,023,330
      1,000,000  Val Verde Unified School District COP, 5.00%,
                 1/1/14 (FGIC)(1)                                        1,107,050
      1,000,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(1)            1,127,430
      1,145,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(1)            1,290,907
      1,415,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(1)            1,595,313
      2,505,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(1)            2,824,212
      2,640,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(1)            2,976,415
      2,980,000  Val Verde Unified School District COP, 5.25%,
                 1/1/15, Prerefunded at 100% of Par (FGIC)(1)            3,359,741
      3,000,000  Ventura County Public Financing COP, 4.75%,
                 8/15/11 (FSA)                                           3,060,240
      1,000,000  Vista Unified School District GO, Series 2007 C,
                 (Election of 2002), 5.00%, 8/1/25 (FSA)                 1,040,850
      5,530,000  West Basin Municipal Water District COP, Series
                 2008 B, 5.00%, 8/1/22 (AGC)                             5,673,393
      1,500,000  West Sacramento Financing Auth. Special Tax
                 Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)               1,513,755
      1,500,000  West Sacramento Financing Auth. Special Tax
                 Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)               1,495,844

Principal Amount                                                             Value

    $ 1,500,000  West Sacramento Financing Auth. Special Tax
                 Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)             $ 1,479,630
                                                                     -------------
                                                                       566,661,281
                                                                     -------------
GUAM -- 0.8%

      5,000,000  Guam Government Limited Obligation Rev., Series
                 2001 A, 5.00%, 12/1/09 (FSA)                            5,156,900
                                                                     -------------

NORTHERN MARIANA ISLANDS -- 0.5%

      1,555,000  Northern Mariana Islands GO, Series 2000 A,
                 5.50%, 6/1/09 (ACA)                                     1,570,176
      1,430,000  Northern Mariana Islands GO, Series 2000 A,
                 5.75%, 6/1/10 (ACA)                                     1,456,956
                                                                     -------------
                                                                         3,027,132
                                                                     -------------

PUERTO RICO -- 4.3%

        500,000  Puerto Rico Electric Power Auth. Rev., Series
                 1999 FF, 5.25%, 7/1/09 (MBIA)(1)                          514,730
      1,000,000  Puerto Rico Electric Power Auth. Rev., Series
                 1999 FF, 5.25%, 7/1/09 (MBIA)                           1,021,950
      3,700,000  Puerto Rico Electric Power Auth. Rev., Series
                 2002 II, 5.375%, 7/1/12, Prerefunded at 101% of
                 Par (MBIA)(1)                                           4,121,281
      2,655,000  Puerto Rico Electric Power Auth. Rev., Series
                 2002 KK, 5.25%, 7/1/13 (FSA)                            2,883,436
      3,140,000  Puerto Rico Electric Power Auth. Rev., Series
                 2002 KK, 5.50%, 7/1/14 (FSA)                            3,468,884
      5,000,000  Puerto Rico GO, Series 2002 A, (Public
                 Improvement), 5.50%, 7/1/17 (XLCA)                      5,203,650
      1,750,000  Puerto Rico GO, Series 2004 A, (Public
                 Improvement), 5.00%, 7/1/12                             1,770,283
      2,500,000  Puerto Rico Government Development Bank Rev.,
                 Series 2006 B, (Senior Notes), 5.00%, 12/1/15           2,555,500
      1,500,000  Puerto Rico Infrastructure Financing Auth.
                 Special Tax Rev., Series 2006 B, 4.50%, 7/1/11          1,532,025
      3,090,000  Puerto Rico Public Buildings Auth. Rev., Series
                 1995 A, (Government Facilities), 6.25%, 7/1/09
                 (Ambac Commonwealth Guaranteed)                         3,170,371
                                                                     -------------
                                                                        26,242,110
                                                                     -------------

------
24

California Tax-Free Bond

Principal Amount                                                             Value

U.S. VIRGIN ISLANDS -- 0.7%

    $ 1,270,000  Virgin Islands Public Finance Auth. Rev.,
                 (Virgin Islands Gross Receipts Taxes Loan Note),
                 5.00%, 10/1/18 (FGIC)                                 $ 1,316,355
      1,050,000  Virgin Islands Public Finance Auth. Rev., Series
                 1998 A (Senior Lien), 5.50%, 10/1/13                    1,061,403
        500,000  Virgin Islands Public Finance Auth. Rev., Series
                 2004 A, (Virgin Islands Matching Fund Loan Note
                 & Senior Lien), 5.00%, 10/1/14                            512,365
        170,000  Virgin Islands Public Finance Auth. Rev., Series
                 2004 A, (Virgin Islands Matching Fund Loan Note
                 & Senior Lien), 5.25%, 10/1/15                            175,166

Principal Amount                                                             Value

      $ 500,000  Virgin Islands Public Finance Auth. Rev., Series
                 2004 A, (Virgin Islands Matching Fund Loan Note
                 & Senior Lien), 5.25%, 10/1/16                          $ 512,265
      1,000,000  Virgin Islands Public Finance Auth. Rev., Series
                 2004 A, (Virgin Islands Matching Fund Loan Note
                 & Senior Lien), 5.25%, 10/1/20                            998,180
                                                                     -------------
                                                                         4,575,734
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 99.1%
(Cost $594,391,038)                                                    605,663,157
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- 0.9%                                     5,312,374
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                            $610,975,531
                                                                     =============

Futures Contracts
                                             Underlying Face Amount    Unrealized
  Contracts Purchased      Expiration Date          at Value          Gain (Loss)

398       U.S. Treasury
          2-Year Notes      December 2008          $84,487,938          $30,198

                                             Underlying Face Amount    Unrealized
     Contracts Sold        Expiration Date          at Value          Gain (Loss)

115       U.S. Long Bond    December 2008          $13,490,938         $(34,423)

Notes to Schedule of Investments

ACA = American Capital Access

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

Ambac -- TCRS = Ambac Assurance Corporation -- Transferable Custodial Receipts

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FGIC-TCRS = Financial Guaranty Insurance Co. -- Transferable Custodial Receipts

FSA = Financial Security Assurance, Inc.

GIC = Guaranteed Investment Contract

GO = General Obligation

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insurance Corporation - Insured Bond Certificates

M-S-R = Modesto, Stockton, Redding

RADIAN = Radian Asset Assurance, Inc.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.

XLCA = XL Capital Ltd.

XLCA-ICR = XL Capital Ltd. -- Insured Custodial Receipts

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security, or a portion thereof, has been segregated for futures contracts and/or when-issued securities.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was $6,275,500, which represented 1.0% of total net assets.

(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5) When-issued security.

See Notes to Financial Statements.

------
25

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------
26

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        Beginning
                         Account       Ending        Expenses Paid     Annualized
                          Value        Account      During Period(1)     Expense
                         3/1/08     Value 8/31/08   3/1/08 - 8/31/08    Ratio(1)

California Tax-Free Money Market

Actual
(after waiver)(2)        $1,000       $1,009.30          $2.37            0.47%

Actual
(before waiver)          $1,000     $1,009.30(3)         $2.58            0.51%

Hypothetical (after
waiver)(2)               $1,000       $1,022.77          $2.39            0.47%

Hypothetical (before
waiver)                  $1,000       $1,022.57          $2.59            0.51%

California Tax-Free Bond

Actual                   $1,000       $1,036.90          $2.51            0.49%

Hypothetical             $1,000       $1,022.67          $2.49            0.49%

(1) Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2) During the six months ended August 31, 2008, the investment advisor waived a portion of the fund's management fee.

(3) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and would have resulted in a lower ending account value.

------
27

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2008
                                              California Tax-Free       California
                                                     Money Market    Tax-Free Bond
ASSETS

Investment securities -- at value (cost of
$576,624,134 and $594,391,038,
respectively)                                        $576,624,134     $605,663,157

Cash                                                    2,062,260               --

Receivable for investments sold                                --          317,565

Receivable for variation margin on futures
contracts                                                      --          107,379

Interest receivable                                     1,541,135        7,774,581

Prepaid portfolio insurance                                45,760               --
                                                    -------------    -------------
                                                      580,273,289      613,862,682
                                                    -------------    -------------
LIABILITIES

Disbursements in excess of demand deposit
cash                                                           --           77,361

Payable for investments purchased                              --        2,259,495

Accrued management fees                                   209,560          248,001

Dividends payable                                          14,545          302,294
                                                    -------------    -------------
                                                          224,105        2,887,151
                                                    -------------    -------------

NET ASSETS                                           $580,049,184     $610,975,531
                                                    =============    =============
CAPITAL SHARES

Outstanding (unlimited number of shares
authorized)                                           580,053,792       55,767,860
                                                    =============    =============

NET ASSET VALUE PER SHARE                                   $1.00           $10.96
                                                    =============    =============

NET ASSETS CONSIST OF:

Capital paid in                                      $580,049,184     $604,846,144

Undistributed net investment income                            --            1,575

Accumulated net realized loss
on investment transactions                                     --      (5,140,082)

Net unrealized appreciation
on investments                                                 --       11,267,894
                                                    -------------    -------------
                                                     $580,049,184     $610,975,531
                                                    =============    =============

See Notes to Financial Statements.

------
28

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 2008
                                              California Tax-Free       California
                                                     Money Market    Tax-Free Bond
INVESTMENT INCOME (LOSS)

INCOME:

Interest                                              $15,974,117      $26,379,638
                                                    -------------    -------------

EXPENSES:

Management fees                                         2,803,419        2,874,457

Trustees' fees and expenses                                27,440           24,168

Portfolio insurance                                        95,559               --

Other expenses                                                749            2,212
                                                    -------------    -------------
                                                        2,927,167        2,900,837
                                                    -------------    -------------
Amount waived                                           (239,471)               --
                                                    -------------    -------------
                                                        2,687,696        2,900,837
                                                    -------------    -------------

NET INVESTMENT INCOME (LOSS)                           13,286,421       23,478,801
                                                    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                    44,508      (6,734,329)

Futures transactions                                           --        4,064,164
                                                    -------------    -------------
                                                           44,508      (2,670,165)
                                                    -------------    -------------
CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:

Investments                                                    --        4,193,627

Futures                                                        --          284,297
                                                    -------------    -------------
                                                               --        4,477,924
                                                    -------------    -------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                                44,508        1,807,759
                                                    -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                             $13,330,929      $25,286,560
                                                    =============    =============

See Notes to Financial Statements.

------
29

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED AUGUST 31, 2008 AND AUGUST 31, 2007
                                California Tax-Free                      California
                                       Money Market                   Tax-Free Bond
Increase
(Decrease) in Net
Assets                         2008            2007            2008            2007

OPERATIONS

Net investment
income (loss)          $ 13,286,421    $ 16,346,373    $ 23,478,801    $ 18,283,634

Net realized gain
(loss)                       44,508         209,764     (2,670,165)        (64,212)

Change in net
unrealized
appreciation
(depreciation)                   --              --       4,477,924     (9,738,042)
                      -------------   -------------    ------------   -------------
Net increase
(decrease) in net
assets resulting
from operations          13,330,929      16,556,137      25,286,560       8,481,380
                      -------------   -------------    ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net
investment income      (13,286,421)    (16,346,373)    (23,478,801)    (18,283,634)

From net realized
gains                     (173,341)              --              --              --
                      -------------   -------------    ------------   -------------
Decrease in net
assets from
distributions          (13,459,762)    (16,346,373)    (23,478,801)    (18,283,634)
                      -------------   -------------    ------------   -------------

CAPITAL SHARE TRANSACTIONS

Proceeds from
shares sold             310,311,383     323,506,954     120,299,092      98,352,774

Issued in
connection with
acquisition (Note
7)                               --              --     124,217,258              --

Proceeds from
reinvestment of
distributions            12,578,608      15,446,784      18,991,692      14,416,916

Payments for
shares redeemed       (295,058,722)   (316,829,559)   (116,586,293)    (72,773,764)
                      -------------   -------------    ------------   -------------
Net increase
(decrease) in net
assets from
capital share
transactions             27,831,269      22,124,179     146,921,749      39,995,926
                      -------------   -------------    ------------   -------------

NET INCREASE
(DECREASE) IN NET
ASSETS                   27,702,436      22,333,943     148,729,508      30,193,672

NET ASSETS

Beginning of period     552,346,748     530,012,805     462,246,023     432,052,351
                      -------------   -------------    ------------   -------------
End of period         $ 580,049,184   $ 552,346,748   $ 610,975,531    $462,246,023
                      =============   =============   =============   =============
Undistributed net
investment income                --              --          $1,575              --
                      =============   =============   =============   =============

TRANSACTIONS
IN SHARES OF THE
FUNDS

Sold                    310,311,383     323,506,954      10,931,066       8,865,796
Issued in
connection with
acquisition (Note
7)                               --              --      11,372,787              --

Issued in
reinvestment of
distributions            12,578,608      15,446,784       1,731,627       1,299,357

Redeemed              (295,058,722)   (316,829,559)    (10,606,944)     (6,573,731)
                      -------------   -------------    ------------   -------------
Net increase
(decrease) in
shares of
the funds                27,831,269      22,124,179      13,428,536       3,591,422
                      =============   =============   =============   =============

See Notes to Financial Statements.

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30

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company. California Tax-Free Money Market
Fund (Tax-Free Money Market) and California Tax-Free Bond Fund (Tax-Free Bond)
(collectively, the funds) are two funds in a series issued by the trust.
Tax-Free Money Market is diversified under Rule 2a-7 of the 1940 Act. Tax-Free
Bond is diversified under the 1940 Act. The funds' investment objectives are to seek safety of principal and high current income that is exempt from federal and California income taxes. Tax-Free Money Market invests primarily in municipal obligations with very short-term maturities. Tax-Free Bond invests primarily in municipal obligations of all maturity ranges. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities of Tax-Free Money Market are valued at amortized cost, which approximates current market value. Securities of
Tax-Free Bond are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

FUTURES CONTRACTS -- Tax-Free Bond may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, Tax-Free Bond is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments
(variation margin) are made or received daily, in cash, by Tax-Free Bond. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. Tax-Free Bond recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total

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31

amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940
Act (including counsel fees) and extraordinary expenses, will be paid by ACIM.
The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570%
to 0.2700% for Tax-Free Money Market and from 0.1625% to 0.2800% for Tax-Free
Bond. The rates for the Complex Fee range from 0.2500% to 0.3100%. From
September 1, 2007 to July 31, 2008, ACIM voluntarily agreed to waive 0.04% of its management fee for Tax-Free Money Market. Effective August 1, 2008, ACIM
voluntarily agreed to waive 0.06% of its management fee for Tax-Free Money
Market. The effective annual management fee for Tax-Free Money Market for the year ended August 31, 2008 was 0.49% before waiver and 0.45% after waiver. The effective annual management fee was 0.48% for Tax-Free Bond for the year ended
August 31, 2008.

MONEY MARKET INSURANCE -- Tax-Free Money Market, along with other money market funds managed by ACIM, has entered into an insurance agreement with Ambac
Assurance Corporation (Ambac). Ambac provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. Tax-Free Money Market pays annual premiums to Ambac, which are amortized daily over one year. For the year ended August 31, 2008, the annualized ratio of money market insurance expense to average net assets was 0.02%.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust,
American Century Investment Services, Inc., and the trust's transfer agent,
American Century Services, LLC.

Prior to December 12, 2007, Tax-Free Bond had a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

All investment transactions for Tax-Free Money Market were considered short-term during the year ended August 31, 2008.

Purchases and sales of investment securities, excluding short-term investments, for the year ended August 31, 2008, were $281,396,642 and
$212,700,757, respectively, for Tax-Free Bond.

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32

4. BANK LINE OF CREDIT

Effective December 12, 2007, Tax-Free Bond, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc.
(ACGIM), has a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. Prior to December 12, 2007, Tax-Free Bond, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. Tax-Free Bond may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal
Funds rate plus 0.40%. Tax-Free Bond did not borrow from either line during the year ended August 31, 2008.

5. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 were as follows:

                                Tax-Free Money Market               Tax-Free Bond
                                   2008          2007          2008          2007
DISTRIBUTIONS PAID FROM

Exempt income               $13,291,025   $16,346,373   $23,477,398   $18,281,473

Taxable ordinary income         $12,012            --        $1,403        $2,161

Long-term
capital gains                  $156,725            --            --            --

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2008, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                            Tax-Free Money Market   Tax-Free Bond

Federal tax cost of investments                      $576,624,134    $594,391,038
                                                    =============   =============
Gross tax appreciation of investments                          --     $16,115,790

Gross tax depreciation of investments                          --     (4,843,671)
                                                    -------------   -------------
Net tax appreciation (depreciation)
of investments                                                 --     $11,272,119
                                                    =============   =============
Undistributed ordinary income                                  --          $1,575

Accumulated capital losses                                     --    $(2,459,480)

Capital loss deferrals                                         --    $(2,684,827)

The cost of investments for federal income tax purposes was the same as the cost for financial statement purposes. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gain (loss) for certain futures contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                     2011         2013         2014         2015         2016

Tax-Free Bond     $(905,757)   $(405,593)   $(447,343)   $(426,064)   $(274,723)

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33

The capital loss deferrals listed on the previous page represent net capital losses incurred in the ten-month period ended August 31, 2008. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

7. REORGANIZATION PLAN

On December 8, 2006, the Board of Trustees approved a plan of reorganization
(the reorganization) pursuant to which Tax-Free Bond acquired all of the assets of California Limited-Term Tax-Free Fund (Limited-Term), one fund in a series issued by the trust, in exchange for shares of equal value of Tax-Free
Bond and the assumption by Tax-Free Bond of certain of Limited-Term's ordinary course liabilities. The financial statements and performance history of
Tax-Free Bond was carried over in the post-reorganization. The reorganization was effective after the close of business on August 31, 2007. New shares in connection with the reorganization were issued by Tax-Free Bond on September
4, 2007.

The acquisition was accomplished by a tax-free exchange of 11,372,787 shares of Tax-Free Bond for 12,057,363 outstanding shares of Limited-Term. The net assets of Limited-Term and Tax-Free Bond immediately before the acquisition were $124,217,258 and $462,246,023, respectively. Limited-Term's unrealized appreciation of $404,931 was combined with that of Tax-Free Bond. Immediately after the acquisition, the combined net assets were $586,463,281. Tax-Free
Bond acquired accumulated capital losses and capital loss deferrals of
$(1,633,013) and $(212,243), respectively, from Limited-Term.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 will not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate the following exempt interest and long-term capital gain distributions, or up to the maximum amount allowable, for the fiscal year ended August 31, 2008.

                                      Tax-Free Money Market         Tax-Free Bond

Exempt interest distributions                   $13,276,480           $23,369,502

Long-term capital gains                            $156,725                    --

10. SUBSEQUENT EVENT

On October 3, 2008, the Board of Trustees approved Tax-Free Money Market to participate in the U.S. Treasury Department's Temporary Guarantee Program for
Money Market Funds (the program). The program provides coverage to eligible shareholders for share balances held in participating money market funds as of the close of business on September 19, 2008 and provides coverage through
December 19, 2008. Participation in the program requires Tax-Free Money Market to pay an upfront fee of 0.01% of the net assets as of the close of business on September 19, 2008. Participation in any extensions of the program by the
U.S. Treasury Department will be evaluated by the Board of Trustees.

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FINANCIAL HIGHLIGHTS
California Tax-Free Money Market

For a Share Outstanding Throughout the Years Ended August 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $1.00      $1.00     $1.00      $1.00      $1.00
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                     0.02       0.03      0.03       0.02       0.01
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.02)     (0.03)    (0.03)     (0.02)     (0.01)

 From Net Realized Gains          --(1)         --        --         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.02)     (0.03)    (0.03)     (0.02)     (0.01)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $1.00      $1.00     $1.00      $1.00      $1.00
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   2.38%      3.16%     2.70%      1.54%      0.58%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                     0.47%(3)   0.49%(3)  0.52%(3)      0.52%      0.52%

Ratio of Operating Expenses
to Average
Net Assets (Before Expense
Waiver)                           0.51%      0.51%     0.52%      0.52%      0.52%

Ratio of Net Investment
Income (Loss) to
Average Net Assets             2.32%(3)   3.12%(3)  2.64%(3)      1.53%      0.57%

Ratio of Net Investment
Income (Loss) to
Average Net Assets (Before
Expense Waiver)                   2.28%      3.10%     2.64%      1.53%      0.57%

Net Assets, End of Period
(in thousands)                 $580,049   $552,347  $530,013   $617,356   $600,882

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

(3) Effective August 1, 2006, the investment advisor voluntarily agreed to waive a portion of its management fee.

See Notes to Financial Statements.

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California Tax-Free Bond

For a Share Outstanding Throughout the Years Ended August 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $10.92     $11.15    $11.33     $11.41     $11.28
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                     0.44       0.45      0.46       0.46       0.44

 Net Realized and
 Unrealized Gain (Loss)            0.04     (0.23)    (0.18)     (0.08)       0.13
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             0.48       0.22      0.28       0.38       0.57
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.44)     (0.45)    (0.46)     (0.46)     (0.44)

 From Net Realized Gains             --         --     --(1)         --         --
                               --------   --------  --------   --------   --------
 Total Distributions             (0.44)     (0.45)    (0.46)     (0.46)     (0.44)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $10.96     $10.92    $11.15     $11.33     $11.41
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   4.42%      1.98%     2.58%      3.36%      5.13%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.49%      0.49%     0.49%      0.49%      0.50%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                3.96%      4.06%     4.13%      4.02%      3.87%

Portfolio Turnover Rate             41%        41%       34%        34%        20%

Net Assets, End of Period
(in thousands)                 $610,976   $462,246  $432,052   $435,887   $418,655

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

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36

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of the American Century California Tax-Free and Municipal
Funds and Shareholders of the California Tax-Free Money Market Fund and
California Tax-Free Bond Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California
Tax-Free Money Market Fund and California Tax-Free Bond Fund (two of the four funds in the American Century California Tax-Free and Municipal Funds,
hereafter referred to as the "Funds") at August 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 14, 2008

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37

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are
"interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC)
or its wholly owned, direct or indirect, subsidiaries, including the funds'
investment advisor, American Century Investment Management, Inc. (ACIM or the
advisor); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century
Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American
Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment
Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED TRUSTEE

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Trustee (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 111
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

INDEPENDENT TRUSTEES

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Trustee (since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (money management firm) (April 2004 to present);
Partner and Founder, Bay Partners (venture capital firm) (1976 to 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

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38

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of
Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, Barclays Global
Investors (asset manager) (2003 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Intraware, Inc.

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUNDS: Trustee (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Platinum Grove Asset
Management, L.P. (asset manager) (1999 to present); Frank E. Buck Professor of
Finance-Emeritus, Stanford Graduate School of Business (1996 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present)

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2002)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1973 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Chairman of the Board, Cadence Design
Systems (2005 to present); (Director, Exponent (2007 to present)

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Trustee (since 1984)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

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39

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century Investments funds (July 2000 to August 2006). Also serves as: Senior
Vice President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present); and Controller, various American Century Investments funds
(1997 to September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

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40

APPROVAL OF MANAGEMENT AGREEMENTS
California Tax-Free Money Market and California Tax-Free Bond

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c) Providers") concerning California Tax-Free Money
Market and California Tax-Free Bond (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

* reports on the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the funds to the cost of owning a similar fund;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the Directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable advisory fee. The board had the benefit of the advice of its independent counsel throughout the period.

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41

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, an independent data provider, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal-services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information

------
42

technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting and at the special meeting to consider renewal of the advisory contract, the Directors, directly and through its
Portfolio Committee, reviews investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. California Tax-Free Money
Market's performance for both the one and three year periods was above the median for its peer group. California Tax-Free Bond's performance fell below the median for its peer group for both the one- and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at its special meeting to consider renewal of the Advisory Contract, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure,

------
43

fee breakpoints as the fund complex and the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of California Tax-Free Money Market was below the median of the total expense ratios of its peer group. The unified fee charged to shareholders of California Tax-Free Bond was the lowest of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

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44

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and others concluded that the investment management agreements between each of California Tax-Free Bond and the advisor is fair and reasonable in light of the services provided and should be renewed.

The Directors negotiated a renewal of the one-year waiver by the advisor of a portion of the management fee of California Tax-Free Money Market that was in place last year. These changes were proposed by the Directors based on their review of the fund's percentile rank in its peer group universe and the fact that the Directors seek as a general rule to have total expense ratios of existing fixed income and money market funds in the lowest 25th percentile of the fees of comparable funds. Although the adviser agreed to such a waiver in the past, the adviser argued this year that it was no longer appropriate.
After discussions with the Directors, the adviser agreed to continue the waiver for another year. Also as part of this negotiation, the adviser and the
Directors concluded that it would be appropriate to discuss over the coming year the possibility of changes in the overall fee structure of the fund. The renewal of the fee waiver, effective August 1, 2008, will result in a lowering of the management fee of the fund by 6 basis points. Following these negotiations with the advisor, the Directors concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

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45

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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46

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that are investment-grade and have maturities between two and four years.

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

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47

NOTES

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48

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .        1-800-345-2021 or
                                                                816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .        1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .        1-800-634-4113

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0810
CL-ANN-61598N

ANNUAL REPORT
AUGUST 31, 2008

[american century investments logo and text logo]

AMERICAN CENTURY INVESTMENTS

CALIFORNIA LONG-TERM TAX-FREE FUND
CALIFORNIA HIGH-YIELD MUNICIPAL FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor,

At American Century Investments®, we are committed to helping you reach your financial goals. Your success is the ultimate measure of our performance.
That's why we focus on achieving superior investment results and building long-term relationships with investors like you.

Part of that relationship is to clearly communicate investment results and what influenced them. To help you monitor your investment with us, we take pride in providing you with the annual report for the American Century®
California Long-Term Tax-Free and California High-Yield Municipal funds for the 12 months ended August 31, 2008. We also recommend americancentury.com, where we provide company news, quarterly portfolio commentaries, investment views, and other useful information.

As noted on the website, 2008 marks the 50th anniversary of American Century
Investments. Since 1958, we've worked to make wise decisions with your interests as our guide. Fifty years also means that we've met the challenges of previous economic downturns. As we've crossed those hurdles and earned your trust, our growth in assets under management has given us the resources to offer a wide array of financial products and services, including a well-diversified lineup of portfolios that provides you with many choices in these uncertain times.

Though our offerings are diverse, they share several key qualities, including our disciplined investment approach and active, team-based management. Strict adherence to our processes and long-term strategies allows us to stay focused during volatile periods. Investors in our portfolios also benefit from the sum of our investment teams' expertise as they share research and information.

We'll continue to work hard to earn your trust. Thank you for your continued
support.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .   2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . . . .   2

CALIFORNIA LONG-TERM TAX-FREE

CALIFORNIA HIGH-YIELD MUNICIPAL

FINANCIAL STATEMENTS

OTHER INFORMATION

     Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  45
     Approval of Management Agreements for California Long-Term

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By G. David MacEwen, Chief Investment Officer, Fixed Income

QUALITY RULES IN CHALLENGING CLIMATE

Against a backdrop of widespread credit and liquidity problems, coupled with strong market volatility, investors favored higher-quality securities during the 12 months ended August 31, 2008. Treasuries significantly outperformed non-Treasury securities, including municipals. Credit-related risk aversion hurt the lower-quality sectors of the market.

The Federal Reserve (the Fed) faced the dual--and conflicting--challenges of keeping recession at bay and fending off inflation. For much of the period, the Fed favored anti-recessionary measures, cutting the federal funds target rate by 3.25 percentage points between September 2007 and April 2008. The Fed also enacted a series of emergency lending programs targeting a wider spectrum of borrowers. As oil and other commodity prices reached record highs, the Fed seemed to refocus on inflation, holding interest rates steady during the last four months of the reporting period. Inflation, as measured by the one-year change in the Consumer Price Index, ended the period at 5.4%.

CREDIT WOES REACH MUNICIPAL MARKET

The credit-market turmoil that originated in the subprime mortgage market worked its way into the usually calm municipal bond market. Extensive financial-sector deleveraging, forced selling among hedge funds, and an increase in deficit financing created a supply surge among municipal bonds.
These factors, combined with ratings downgrades for several municipal bond insurers, led to historic underperformance for municipals relative to
Treasuries. They also reversed a two-year flattening trend for the municipal yield curve, which steepened during the period. In February, certain investment-grade municipal yields reached 121% of comparable Treasury yields.
(The ratio historically has been 85% to 90%.)

Although performance rebounded in subsequent months, the municipal/Treasury yield ratio remained above its historic range--usually an indication of an attractive buying opportunity. We believe municipal yields at 100% or more of
Treasuries offer sufficient long-term appreciation potential to overcome near-term economic, financial, and credit risks. Furthermore, an overhaul of the credit-ratings scales, which Moody's will launch in October, should show investment-grade municipals typically have higher credit quality than investment-grade corporate securities.

U.S. Fixed Income Total Returns
For the 12 months ended August 31, 2008

LEHMAN BROTHERS MUNICIPAL MARKET INDICES
Municipal Bond                                  4.48%
3-Year Municipal Bond                           6.60%
5-Year General Obligation (GO) Bond             7.07%
Long-Term Municipal Bond                        0.62%
Non-Investment-Grade Municipal Bond            -4.37%

TAXABLE MARKET RETURNS
Lehman Brothers U.S. Aggregate Index            5.86%
Lehman Brothers U.S. Treasury Index             8.65%
3-Month Treasury Bill                           3.16%
10-Year Treasury Note                           9.84%

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2

PERFORMANCE
California Long-Term Tax-Free

Total Returns as of August 31, 2008
                                             Average Annual Returns
                                                                  Since     Inception
                             1 year      5 years     10 years   Inception      Date

INVESTOR CLASS               3.29%        3.90%        4.25%      6.78%      11/9/83

LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                   0.62%        4.88%        4.96%     8.29%(1)       --

LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)           1.25%        3.67%        3.83%     6.79%(3)       --

Investor Class's
Lipper Ranking
 as of 8/31/08(2)          18 of 116    41 of 100    15 of 71   1 of 1(3)       --
 as of 9/30/08(2)          18 of 120    33 of 100    16 of 71   1 of 1(3)       --

A Class
 No sales charge*              --           --          --       1.57%(4)
 With sales charge*            --           --          --      -2.97%(4)    9/28/07

B Class
 No sales charge*              --           --          --       0.87%(4)
 With sales charge*            --           --          --      -4.13%(4)    9/28/07

C Class
 No sales charge*              --           --          --       0.87%(4)
 With sales charge*            --           --          --      -0.10%(4)    9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00%
the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 10/31/83, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 11/10/83, the date nearest the Investor Class's inception for which data are available.

(4) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

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3

California Long-Term Tax-Free

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 1998

One-Year Returns Over 10 Years
Periods ended August 31
                      1999     2000    2001    2002    2003    2004    2005     2006   2007    2008

Investor Class       -1.86%   7.79%   10.55%   5.14%  1.81%   6.83%    5.38%   2.89%   1.24%  3.29%

Lehman Brothers
Long-Term
Municipal Bond
Index                -2.14%   7.34%   12.35%   5.62%  2.62%   9.24%   10.52%   4.08%   0.36%  0.62%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.
Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT).
Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
California Long-Term Tax-Free

Portfolio Managers: Dave MacEwen, Steven Permut, and Joseph Gotelli

PERFORMANCE SUMMARY

California Long-Term Tax-Free returned 3.29%* in the 12 months ended August
31, 2008. By comparison, the Lehman Brothers Long-Term Municipal Bond Index
returned 0.62%, while the California Municipal Debt Funds tracked by Lipper had an average return of 1.25%. See page 3 for additional performance comparisons.

The portfolio's absolute return is indicative of the sharp volatility that limited returns for long-term municipal bonds in the last 12 months (see page
2). In terms of contribution to the fund's return, our duration, yield curve, and sector trades helped performance, while our credit allocation limited relative results.

DURATION, CURVE POSITION HELPED

We typically manage the portfolio's duration (price sensitivity to interest rate changes) conservatively, keeping it in a narrow band around that of our benchmark--we prefer to add value through individual security selection and credit research. During a year of extraordinary market volatility, we kept duration slightly short of our benchmark. Having a slightly shorter duration compared with the Lehman Brothers index helped relative results.

In addition, the portfolio benefited from the yield curve steepening bias we had in place using municipal bonds and two- and 30-year Treasury futures. The difference in yield between two- and 30-year AAA municipal general obligation notes increased from 103 to 268 basis points (a basis point equals 0.01%)
during the year, while the Treasury curve steepened from 66 to 217 basis points. Those changes were a result of rapidly falling yields on short-term securities (because of Fed rate cuts and a flight to safety), while inflation concerns kept yields on longer-term notes and bonds from declining as much.

IMPROVING SECTOR, RISK/REWARD PROFILE

We took advantage of the volatility and dislocations in the market to add some investment-grade bonds at attractive spreads. Another way we added yield and performance to the portfolio was buying newly minted bonds--new issues in this period came to market at very attractive levels as the dealer community was less willing to underwrite securities on their own balance sheets. These trades should help the portfolio's yield in the short run, and improve our risk/return profile longer term.

Portfolio at a Glance
                                         As of          As of
                                        8/31/08        8/31/07

Weighted Average Maturity             16.8 years     13.9 years
Average Duration (Modified)            8.0 years      7.4 years

Yields as of August 31, 2008

30-Day SEC Yield
Investor Class                                          4.04%
A Class                                                 3.62%
B Class                                                 3.04%
C Class                                                 3.04%

Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket                                      5.94%
34.70% Tax Bracket                                      6.19%
39.23% Tax Bracket                                      6.65%
41.05% Tax Bracket                                      6.85%

(1) The tax brackets indicated are for combined state and federal income tax.
Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns referenced in this commentary are for Investor Class shares.

------
5

California Long-Term Tax-Free

A number of our sector trades during the year added value, including our underweight position in airline and tobacco bonds--two volatile, poorly performing sectors during the fiscal year. In addition, we took advantage of the dislocations in the market to trade up into high-quality revenue bonds in less economically sensitive segments of the economy.

CREDIT POSITIONING DETRACTED

The fund's relative performance would have been even better but for our credit allocation. Credit spreads (the difference in yield between lower- and higher-rated bonds) widened at a time when we had an overweight position in credit-sensitive bonds. Other things being equal, wider credit spreads mean lower-rated bonds lag.

What's more, we began the period with a sizable overweight in insured bonds
(about 50% of assets at one point). Insured securities underperformed because of concern that losses on subprime loans in other parts of the bond insurers'
business would affect the backing they provide for many municipal bonds. The insurers' difficulties had no effect on the underlying quality of the municipal bonds they backed, but the initial selloff and liquidity premium meant insured bonds trailed the rest of the market.

MANAGEMENT CHANGE

In July, Portfolio Manager Joseph Gotelli joined Dave MacEwen and Steven
Permut as a portfolio manager on California Long-Term Tax-Free. Mr. Gotelli brings six years of municipal bond investment experience at Franklin Templeton
Investments.

OUTLOOK

"We've been saying for some time that we believe this is an excellent buying opportunity for investors with a long-term horizon and the patience to ride out short-term volatility," says Steven Permut, a portfolio manager and head of the municipal bond team. "We still believe that's true because the larger credit crunch has hurt municipal bonds for reasons that have little or nothing to do with market fundamentals. But that also means the municipal market probably won't rebound in a meaningful way until we see real progress on resolving the credit crisis. In the meantime, we'll continue to manage our duration and sector allocation conservatively while looking for bonds with compelling yield and credit characteristics."

Portfolio Composition by Credit Rating
                                       % of fund     % of fund
                                      investments   investments
                                         as of         as of
                                        8/31/08       2/29/08

AAA                                       24%           53%
AA                                        43%            9%
A                                         23%           22%
BBB                                       9%            14%
Not Rated                                 1%             2%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of August 31, 2008
                                                     % of fund
                                                    investments

Certificates of Participation (COPs)/Leases             22%
Water/Sewer/Gas Revenue                                 14%
Prerefunded                                             12%
General Obligation (GO)                                 12%
Hospital Revenue                                         9%

------
6

SCHEDULE OF INVESTMENTS
California Long-Term Tax-Free

AUGUST 31, 2008

Principal Amount                                                             Value

Municipal Securities -- 98.4%

CALIFORNIA -- 97.4%

   $ 3,445,000  ABAG Tax Allocation Rev., Series 2007 A, 5.00%,
                9/1/33 (Ambac)(1)                                      $ 3,440,108
     2,100,000  Anaheim Redevelopment Agency Tax Allocation Rev.,
                Series 2007 A, (Anaheim Merged Redevelopment
                Project Area), 5.00%, 2/1/31 (FSA)                       2,126,691
     5,235,000  Antioch Public Financing Auth. Lease Rev., Series
                2002 A, (Municipal Facilities), 5.50%, 1/1/32
                (MBIA)(1)                                                5,377,392
     4,730,000  Antioch Public Financing Auth. Lease Rev., Series
                2002 B, (Municipal Facilities), 5.625%, 1/1/22
                (MBIA)(1)                                                4,919,011
     6,005,000  Antioch Public Financing Auth. Lease Rev., Series
                2002 B, (Municipal Facilities), 5.625%, 1/1/27
                (MBIA)(1)                                                6,208,269
     1,100,000  Austin Trust Various States Rev., Series
                2008-1167, VRDN, 1.91%, 9/4/08 (FSA) (LIQ FAC:
                Bank of America, N.A.) (Acquired 8/25/08, Cost
                $1,100,000)(2)                                           1,100,000
     1,395,000  Avenal Public Financing Auth. Rev., 5.00%,
                9/1/25(1)                                                1,377,702
       610,000  Banning COP, (Wastewater System Refunding &
                Improvement), 8.00%, 1/1/19 (Ambac)                        716,311
     1,205,000  Berryessa Union School District GO, Series 2001 B,
                (Election of 1999), 5.375%, 8/1/11, Prerefunded at
                101% of Par (FSA)(1)(3)                                  1,323,705
     1,205,000  Berryessa Union School District GO, Series 2001 B,
                (Election of 1999), 5.375%, 8/1/11, Prerefunded at
                101% of Par (FSA)(1)(3)                                  1,323,705
     3,500,000  Big Bear Lake Water Rev., 6.00%, 4/1/22 (MBIA)(1)        3,992,415
     5,000,000  California County Tobacco Securitization Agency
                Rev., (Gold Country Settlement Funding Corp.),
                5.25%, 6/1/46(1)                                         3,808,300
     3,480,000  California Department of Water Resources Power
                Supply Rev., Series 2002 A, 5.50%, 5/1/14
                (Ambac)(1)                                               3,791,495

Principal Amount                                                             Value

   $ 5,000,000  California Department of Water Resources Power
                Supply Rev., Series 2008 H, 5.00%, 5/1/22 (FSA)(1)     $ 5,262,150
     5,000,000  California Economic Recovery GO, Series 2004 A,
                5.25%, 7/1/14 (FGIC)(1)                                  5,575,550
     5,000,000  California Economic Recovery GO, Series 2008 A,
                5.00%, 1/1/11(1)                                         5,312,600
     2,000,000  California Educational Facilities Auth. Rev.,
                (University of Pacific), 5.25%, 5/1/34(1)                2,010,320
     8,570,000  California Educational Facilities Auth. Rev.,
                (University of Southern California), 5.50%,
                10/1/27(1)                                               8,831,899
     1,920,000  California Educational Facilities Auth. Rev.,
                (Western University Health Sciences), 6.00%,
                10/1/12, Prerefunded at 100% of Par(1)(3)                2,172,422
     1,220,000  California Educational Facilities Auth. Rev.,
                Series 2004 C, (Lutheran University), 5.00%,
                10/1/29(1)                                               1,110,334
     5,000,000  California Educational Facilities Auth. Rev.,
                Series 2007 A, (Claremont Graduate University),
                5.00%, 3/1/42(1)                                         4,788,650
     3,000,000  California GO, 6.125%, 10/1/11 (Ambac-TCRS)(1)           3,276,360
     2,000,000  California GO, 5.00%, 2/1/14, Prerefunded at 100%
                of Par(1)(3)                                             2,216,280
     7,300,000  California GO, 5.00%, 11/1/32(1)                         7,248,827
     8,000,000  California GO, 5.00%, 6/1/34(1)                          7,900,080
     6,000,000  California GO, 5.00%, 11/1/37(1)                         5,882,220
     7,000,000  California GO, 5.00%, 4/1/38(1)                          6,851,460
     3,000,000  California Health Facilities Financing Auth. Rev.,
                Series 1989 A, (Kaiser Permanente), 7.15%,
                10/1/09(4)                                               2,919,300
     7,165,000  California Health Facilities Financing Auth. Rev.,
                Series 1993 C, (St. Francis Memorial Hospital),
                5.875%, 11/1/23(1)(3)                                    8,401,249
     5,000,000  California Health Facilities Financing Auth. Rev.,
                Series 2008 J, (Catholic Healthcare West), 5.625%,
                7/1/32(1)                                                5,005,200

------
7

California Long-Term Tax-Free

Principal Amount                                                             Value

   $ 1,000,000  California Infrastructure & Economic Development
                Bank Rev., (Performing Arts Center of Los Angeles
                County), 5.00%, 12/1/37                                  $ 981,820
     4,000,000  California Public Works Board Lease Rev., Series
                1993 A, (Department of Corrections), 5.00%,
                12/1/19 (Ambac)                                          4,177,720
     2,400,000  California Public Works Board Lease Rev., Series
                2003 C, (Department of Corrections), 5.00%, 6/1/24       2,416,344
     6,000,000  California Public Works Board Lease Rev., Series
                2005 A, (Department of General Services -
                Butterfield), 5.25%, 6/1/30(1)                           6,046,980
     2,835,000  California Public Works Board Lease Rev., Series
                2006 E, (University of California Research),
                5.00%, 10/1/31                                           2,855,497
     9,500,000  California Public Works Board Lease Rev., Series
                2006 G, (California State University), 5.00%,
                11/1/31(1)                                               9,371,084
     2,590,000  California Public Works Board Lease Rev., Series
                2006 G, (Physical Science Replacement Building,
                Wing A, Los Angeles Campus), 5.00%, 11/1/26              2,604,841
     9,815,000  California Statewide Communities Development Auth.
                Rev., Series 1998 A, (Sherman Oaks Project),
                5.00%, 8/1/22 (Ambac/California Mortgage
                Insurance)(1)                                           10,162,843
    12,050,000  California Statewide Communities Development Auth.
                Rev., Series 2001 C, (Kaiser Permanente), VRDN,
                5.25%, 8/1/16(1)                                        12,023,971
     1,000,000  California Statewide Communities Development Auth.
                Rev., Series 2005 A, (Thomas Jefferson School of
                Law), 4.875%, 10/1/15, Prerefunded at 100% of
                Par(3)                                                   1,062,070
     5,000,000  California Statewide Communities Development Auth.
                Rev., Series 2006 B, (Kaiser Permanente), 5.25%,
                3/1/45                                                   4,865,400
     3,000,000  California Statewide Communities Development Auth.
                Rev., Series 2008 C, (Catholic Healthcare West),
                5.625%, 7/1/35                                           2,989,440

Principal Amount                                                             Value

   $ 5,695,000  Capistrano Unified School District Special Tax
                Rev., (Community Facilities District No. 88-1),
                6.50%, 9/1/14 (FSA)                                    $ 5,812,203
     1,125,000  Carlsbad Unified School District GO, Series 2007
                A, (Election of 2006), 5.25%, 8/1/32 (MBIA)              1,147,433
     1,520,000  Castaic Lake Water Agency COP, Series 1994 A,
                (Water System Improvement), 7.00%, 8/1/12 (MBIA)         1,742,862
     5,725,000  City of Escondido COP, 5.00%, 9/1/30 (Ambac)             5,657,216
     3,255,000  City of Riverside Water Rev., Series 2008 B,
                5.00%, 10/1/38 (FSA)                                     3,298,650
     7,000,000  City of Vista COP, (Community Projects), 5.00%,
                5/1/37 (MBIA)(1)                                         6,843,060
     1,320,000  Coalinga Public Financing Auth. Local Obligation
                Rev., Series 1998 A, 6.375%, 9/15/21 (Ambac)             1,581,730
     2,615,000  Concord Joint Powers Financing Auth. Lease Rev.,
                (Concord Avenue Parking Structure), 5.125%, 3/1/23       2,678,152
     2,205,000  Concord Joint Powers Financing Auth. Lease Rev.,
                (Police Facilities), 5.25%, 8/1/13                       2,363,076
     1,890,000  Contra Costa Water District Rev., Series 1992 E,
                6.25%, 10/1/12 (Ambac)                                   2,025,230
     4,500,000  Eastern Municipal Water District Water & Sewer
                Rev. COP, Series 2008 H, 5.00%, 7/1/33                   4,486,995
     3,590,000  Fontana Redevelopment Agency Tax Allocation Rev.,
                (Sierra Corridor Commercial Redevelopment
                Project), 5.50%, 9/1/34                                  3,526,637
     2,000,000  Foothill-De Anza Community College District GO,
                Series 2007 A, (Election of 2006), 5.00%, 8/1/27
                (Ambac)                                                  2,059,400
     2,225,000  Fresno Sewer Rev., Series 1993 A1, 6.25%, 9/1/14
                (Ambac)                                                  2,445,097
     7,000,000  Gilroy Unified School District COP, (2008 School
                Facilities Projects), 5.25%, 4/1/39 (AGC)                7,010,080

------
8

California Long-Term Tax-Free

Principal Amount                                                             Value

   $19,070,000  Golden State Tobacco Securitization Corp.
                Settlement Rev., Series 2007 A1, 5.75%, 6/1/47(1)     $ 15,964,259
     4,705,000  Hillsborough School District GO, Series 2006 B,
                (Election of 2002), 4.86%, 9/1/29(4)                     1,603,088
     5,010,000  Hillsborough School District GO, Series 2006 B,
                (Election of 2002), 4.87%, 9/1/30(4)                     1,608,210
     5,335,000  Hillsborough School District GO, Series 2006 B,
                (Election of 2002), 4.88%, 9/1/31(4)                     1,612,557
     5,000,000  Huntington Beach Union High School District GO,
                (Election of 2004), 5.00%, 8/1/31 (MBIA)(4)              1,480,700
     9,350,000  Imperial Irrigation District COP, (Water Systems),
                5.50%, 7/1/29 (Ambac)                                    9,560,094
        98,000  Irvine Improvement Bond Act of 1915 Special
                Assessment, Series 2007 A, (Reassessment District
                No. 85-7), VRDN, 2.25%, 9/2/08 (FSA) (SBBPA: Dexia
                Credit Local)                                               98,000
     1,815,000  Kern High School District GO, 7.15%, 8/1/14
                (MBIA)(3)                                                2,229,256
     1,340,000  Kern High School District GO, Series 1992 C,
                (Election of 1990), 6.25%, 8/1/13 (MBIA)(3)              1,558,581
     3,630,000  Kern High School District GO, Series 1993 D,
                7.00%, 8/1/17 (MBIA)(3)                                  4,278,971
     1,250,000  Lancaster Financing Auth. Rev., (Projects No. 5 &
                6), 5.60%, 2/1/34                                        1,226,675
     5,190,000  Lancaster Financing Auth. Tax Allocation Rev.,
                (School District), 5.00%, 2/1/37                         4,608,253
     1,335,000  Little Lake City School District GO, Series 2000
                A, 6.125%, 7/1/10, Prerefunded at 101% of Par
                (FSA)(3)                                                 1,449,183
     2,240,000  Lodi Unified School District COP, Series 2005 A,
                (Aspire), 5.00%, 8/1/32 (FGIC)                           2,190,989
     1,605,000  Long Beach Bond Finance Auth. Lease Rev., (Plaza
                Parking Facility), 5.25%, 11/1/21                        1,648,223
     4,370,000  Los Angeles Department of Airports Rev., Series
                2008 C, (Los Angeles International Airport),
                5.25%, 5/15/21                                           4,582,819
     8,000,000  Metropolitan Water District of Southern California
                Rev., 5.75%, 8/10/18                                     8,901,120

Principal Amount                                                             Value

   $ 3,000,000  Metropolitan Water District of Southern California
                Rev., Series 2006 B, 4.375%, 7/1/37                    $ 2,745,000
     8,635,000  M-S-R Public Power Agency Rev., Series 1989 D,
                (San Juan), 6.75%, 7/1/20 (MBIA)(3)                     10,332,036
     1,000,000  New Haven Unified School District GO, 12.00%,
                8/1/18 (FSA)                                             1,677,210
     6,000,000  Northern Inyo County Local Hospital District GO,
                5.60%, 8/1/35                                            5,789,700
     6,110,000  Oakland Redevelopment Agency Tax Allocation Rev.,
                (Central District), 5.50%, 2/1/14 (Ambac)                6,548,270
     1,680,000  Oceanside COP, Series 2003 A, 5.25%, 4/1/17 (Ambac)      1,767,763
     1,000,000  Orange County Community Facilities District No.
                2004-1 Special Tax Rev., Series 2005 A, (Ladera
                Ranch), 5.20%, 8/15/34                                     920,600
       850,000  Orange County Improvement Bond Act of 1915 Special
                Assessment, (Newport Coast Phase IV Assessment
                District No. 01-1), 5.00%, 9/2/26                          769,777
     1,250,000  Orange County Improvement Bond Act of 1915 Special
                Assessment, (Newport Coast Phase IV Assessment
                District No. 01-1), 5.05%, 9/2/33                        1,114,213
     3,100,000  Oxnard School District GO, Series 2001 A, 5.75%,
                8/1/22 (MBIA)                                            3,383,216
     2,240,000  Pasadena COP, (Old Pasadena Parking Facility),
                6.25%, 1/1/18                                            2,555,683
     1,150,000  Perris Public Financing Auth. Tax Allocation Rev.,
                5.35%, 10/1/36                                           1,039,669
     2,500,000  Pico Rivera Water Auth. Rev., Series 1999 A,
                (Water Systems), 5.50%, 5/1/29 (MBIA)                    2,696,800
     1,000,000  Pomona Unified School District GO, Series 2000 A,
                6.55%, 8/1/29 (MBIA)                                     1,170,300
     1,000,000  Pomona Unified School District GO, Series 2001 A,
                6.15%, 8/1/30 (MBIA)                                     1,098,980
     1,110,000  Poway Redevelopment Agency Tax Allocation, (Paguay
                Redevelopment), 5.375%, 12/15/20 (Ambac)                 1,182,672

------
9

California Long-Term Tax-Free

Principal Amount                                                             Value

   $ 1,580,000  Riverside Redevelopment Agency Rev., Series 2004
                A, (Housing Set-Aside Tax Allocation), 5.00%,
                8/1/28 (FGIC)                                          $ 1,542,933
     1,500,000  Sacramento City Financing Auth. Lease Rev., Series
                1993 A, 5.40%, 11/1/20 (Ambac)                           1,608,045
     1,000,000  Saddleback Valley Unified School District Public
                Financing Auth. Special Tax Rev., Series 1997 A,
                6.00%, 9/1/16 (FSA)                                      1,172,240
     4,640,000  San Diego County COP, (Burnham Institute), 6.25%,
                9/1/09, Prerefunded at 101% of Par(3)                    4,890,746
    10,400,000  San Diego County COP, Linked Security, ARC, YCC,
                5.625%, 9/1/12 (Ambac)(1)                               10,604,567
     2,715,000  San Marcos Public Facilities Auth. Tax Allocation
                Rev., Series 2000 A, (Tax Increment Project Area
                3), 6.75%, 10/1/10, Prerefunded at 102% of Par(3)        3,028,094
     3,535,000  San Mateo County Joint Powers Financing Auth.
                Lease Rev., Series 1993 A, (Capital Projects
                Program), 6.50%, 7/1/15 (MBIA)                           4,088,722
     4,000,000  San Mateo County Joint Powers Financing Auth.
                Lease Rev., Series 1993 A, (Capital Projects
                Program), 6.00%, 7/1/19 (MBIA)                           4,649,920
     3,355,000  Santa Barbara County Waterfront GO, 5.50%, 10/1/22
                (Ambac)                                                  3,547,812
     2,000,000  Santa Margarita-Dana Point Auth. Rev., Series 1994
                B, (Improvement Districts 3, 3A, 4, 4A), 7.25%,
                8/1/14 (MBIA)                                            2,429,560
     2,470,000  Shasta Lake Public Finance Auth. Rev., 5.00%,
                4/1/25                                                   2,293,444
     2,500,000  South Coast Air Quality Management District
                Building Corp. Rev., (Installment Sale
                Headquarters), 6.00%, 8/1/11 (Ambac)                     2,670,875
     2,705,000  South Gate COP, Series 2002 A, 5.50%, 9/1/21
                (Ambac)                                                  2,868,166
     2,000,000  South Orange County Public Financing Auth. Special
                Tax Rev., Series 1994 A, (Senior Lien), 7.00%,
                9/1/11 (MBIA)                                            2,202,260

Principal Amount                                                             Value

   $ 7,315,000  Southern California Public Power Auth. Rev.,
                (Multiple Projects), 6.75%, 7/1/12 (FSA-CR)(1)         $ 8,396,742
     3,730,000  Southern California Public Power Auth. Rev.,
                (Multiple Projects), 6.75%, 7/1/13 (FSA-CR)              4,359,102
     1,195,000  Stanton Redevelopment Agency Tax Allocation Rev.,
                (Community Development), 5.45%, 12/1/17 (Ambac)          1,226,201
     2,000,000  Taft Public Financing Auth. Lease Rev., Series
                1997 A, (Community Correctional Facility
                Acquisition), 6.05%, 1/1/17                              2,160,460
     2,885,000  Torrance COP, Series 2005 B, (Refinancing & Public
                Improvement), 5.25%, 6/1/34 (Ambac)                      2,913,273
     1,215,000  Turlock Health Facility COP, (Emanuel Medical
                Center, Inc.), 5.50%, 10/15/18                           1,220,553
     1,285,000  Turlock Health Facility COP, (Emanuel Medical
                Center, Inc.), 5.50%, 10/15/19                           1,279,629
     2,500,000  Ukiah Electric Rev., 6.25%, 6/1/18 (MBIA)                2,826,350
       630,000  University of California Rev., Series 2004 A,
                (UCLA Medical Center), 5.50%, 5/15/12, Prerefunded
                at 101% of Par (Ambac)(3)                                  702,072
       370,000  University of California Rev., Series 2004 A,
                (UCLA Medical Center), 5.50%, 5/15/24 (Ambac)              388,852
     1,445,000  Walnut Valley Unified School District GO, Series
                1992 B, 6.00%, 8/1/10 (Ambac)(3)                         1,554,806
     2,490,000  Watsonville Insured Hospital Rev., Series 1996 A,
                (Community Hospital), 6.20%, 7/1/12 (California
                Mortgage Insurance)(3)                                   2,697,915
     3,190,000  Woodland COP, (Wastewater System Reference),
                5.75%, 3/1/12 (Ambac)                                    3,367,174
                                                                      ------------
                                                                       426,589,216
                                                                      ------------
PUERTO RICO -- 1.0%

     4,000,000  Puerto Rico Electric Power Auth. Rev., Series 2002
                II, 5.375%, 7/1/12, Prerefunded at 101% of Par
                (XLCA)(3)                                                4,436,800
                                                                      ------------
TOTAL MUNICIPAL SECURITIES
(Cost $424,905,864)                                                    431,026,016
                                                                      ------------

------
10

California Long-Term Tax-Free

Principal Amount                                                             Value

Municipal Derivatives -- 0.2%

CALIFORNIA -- 0.2%

   $ 1,000,000  San Diego County Water Auth. Rev. COP,
                (Registration Rites), Yield Curve Notes, Inverse
                Floater, 5.68%, 4/22/09 (FGIC/GO of Authority)(5)
(Cost $1,004,276)                                                      $ 1,048,090
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 98.6%
(Cost $425,910,140)                                                    432,074,106
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 1.4%                                     6,333,524
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $438,407,630
                                                                      ============

Futures Contracts
                                                Underlying Face       Unrealized
   Contracts Purchased      Expiration Date     Amount at Value      Gain (Loss)

792     U.S. Treasury
        2-Year Notes         December 2008        $168,126,750         $60,094
                                                  ============       ============

                                                Underlying Face       Unrealized
     Contracts Sold         Expiration Date     Amount at Value      Gain (Loss)

229     U.S. Long Bond       December 2008        $26,864,563         $(68,500)
                                                  ============       ============

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

Ambac-TCRS = Ambac Assurance Corporation-Transferable Custodial Receipts

ARC = Auction Rate Certificate

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

FSA-CR = Financial Security Assurance, Inc.- Custodial Receipts

GO = General Obligation

LIQ FAC = Liquidity Facilities

MBIA = MBIA Insurance Corporation

M-S-R = Modesto, Stockton, Redding

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.

XLCA = XL Capital Ltd.

YCC = Yield Curve Certificate

(1) Security, or a portion thereof, has been segregated for futures contracts.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was $1,100,000, which represented 0.3% of total net assets.

(3) Escrowed to maturity in U.S. government securities or state and local government securities.

(4) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5) Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

See Notes to Financial Statements.

------
11

PERFORMANCE
California High-Yield Municipal

Total Returns as of August 31, 2008
                                            Average Annual Returns
                                                                Since     Inception
                            1 year      5 years    10 years   Inception      Date

INVESTOR CLASS               0.81%       4.72%      4.92%       5.99%      12/30/86

LEHMAN BROTHERS
LONG-TERM MUNICIPAL
BOND INDEX                   0.62%       4.88%      4.96%     7.02%(1)        --

LIPPER CALIFORNIA
MUNICIPAL DEBT FUNDS
AVERAGE RETURNS(2)           1.25%       3.67%      3.83%     5.78%(1)        --

Investor Class's
Lipper Ranking
 as of 8/31/08(2)          88 of 116    3 of 100   1 of 71   6 of 23(1)       --
 as of 9/30/08(2)          75 of 120    3 of 100   1 of 71   6 of 23(1)       --

A Class
 No sales charge*            0.55%       4.46%        --        4.26%
 With sales charge*         -4.00%       3.51%        --        3.41%      1/31/03

B Class
 No sales charge*           -0.20%       3.68%        --        3.49%
 With sales charge*         -4.20%       3.51%        --        3.33%      1/31/03

C Class                     -0.20%       3.70%        --        3.53%      1/31/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed-income funds and may be subject to a maximum CDSC of
1.00%. B Class shares redeemed within six years of purchase are subject to a
CDSC that declines from 5.00% during the first year after purchase to 0.00%
the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 12/31/86, the date nearest the Investor Class's inception for which data are available.

(2) Data provided by Lipper Inc. - A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

  Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

California High-Yield Municipal

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 1998

One-Year Returns Over 10 Years
Periods ended August 31
                      1999     2000    2001    2002    2003    2004    2005     2006   2007    2008

Investor Class       0.26%    6.70%    9.50%   6.07%  3.35%   8.48%    9.65%   3.80%   1.22%  0.81%

Lehman Brothers
Long-Term
Municipal Bond
Index                -2.14%   7.34%   12.35%   5.62%  2.62%   9.24%   10.52%   4.08%   0.36%  0.62%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower-rated securities in which the fund invests are subject to greater credit risk, default risk and liquidity risk. Investment income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax (AMT). Capital gains are not exempt from state and federal income tax.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
13

PORTFOLIO COMMENTARY
California High-Yield Municipal

Portfolio Manager: Steven Permut

PERFORMANCE SUMMARY

California High-Yield Municipal returned 0.81%* in the 12 months ended August
31, 2008. By comparison, the Lehman Brothers Long-Term Municipal Bond Index
returned 0.62%, while the California Municipal Debt Funds tracked by Lipper had an average return of 1.25%.

The portfolio trailed the average return of the Lipper group--which includes investment-grade portfolios--during a year when lower-rated and non-rated municipal bonds, such as those in which the fund invests, had negative returns
(see page 2). Nevertheless, California High-Yield Municipal's average annual returns ranked #3 and #1 in its Lipper group for the five- and 10-year periods ended August 31, 2008, respectively. However, both the fund and Lipper group average outperformed the Lehman Index because the longest-term municipal bonds, whose performance the index measures, were the worst-performing segment of the investment-grade market. See page 12 for additional performance comparisons.

In terms of positive contributions to return, the fund's performance was aided by a relatively short duration, yield curve positioning, sector allocation, and credit exposure decisions.

HIGH-YIELD UNDERPERFORMED

High-yield municipal bonds endured a difficult 12 months, in which the Lehman
Brothers Non-Investment-Grade Municipal Bond Index returned -4.37%. The underperformance of high-yield bonds followed more from what we consider an irrational panic affecting the broad municipal market rather than changes in credit fundamentals. These systemic issues included the downgrade of a number of municipal bond insurers, as well as the forced selling and a lack of liquidity resulting from deleveraging by hedge funds and other important market players. Because high-yield municipals tend to be less liquid (less easily bought and sold) than investment-grade bonds, their price declines tended to be greater.

DURATION, CURVE POSITIONING CONTRIBUTED

The portfolio benefited from having a shorter duration (less sensitivity to interest rate changes) than the benchmark. In particular, it helped that early in the fiscal year we reduced our exposure to the longest-term municipal bonds, which lagged shorter-duration securities. That's because much of the forced selling in the market was concentrated in long bonds.

Portfolio at a Glance
                                         As of          As of
                                        8/31/08        8/31/07

Weighted Average Maturity             17.2 years     15.7 years
Average Duration (Modified)            7.0 years      7.9 years

Yields as of August 31, 2008

30-Day SEC Yield
Investor Class                                          4.15%
A Class                                                 3.72%
B Class                                                 3.15%
C Class                                                 3.15%

Investor Class 30-Day Tax-Equivalent Yields(1)
31.98% Tax Bracket                                      6.10%
34.70% Tax Bracket                                      6.36%
39.23% Tax Bracket                                      6.83%
41.05% Tax Bracket                                      7.04%

(1) The tax brackets indicated are for combined state and federal income tax.
Actual tax-equivalent yields may be lower, if alternative minimum tax is applicable.

*All fund returns referenced in this commentary are for Investor Class shares.

------
14

California High-Yield Municipal

Performance also benefited from our yield curve steepening bias using municipal bonds and two- and 10-year Treasury futures. The difference in yield between two- and 10-year AAA municipal general obligation notes increased from
42 to 158 basis points (a basis point equals 0.01%) during the year, while the
Treasury curve steepened from 39 to 145 basis points.

SECTOR, CREDIT TRADES HELPED

It helped performance to trade up in credit quality over the course of the year, going from 44% of assets in non-rated bonds at the beginning of the fiscal year to less than 35% by the end. Nevertheless, this allocation in non-rated bonds was greater than that of our index and peers.

A number of our sector trades during the year added value, as it helped to reduce our exposure to land-based deals and trade into high-quality revenue bonds in less economically sensitive segments of the economy. For example, we bought some essential service water and sewer bonds, as well as education bonds issued by Stanford and Columbia Universities. Water and education were two of the best-performing segments of the market. In addition, we added some auction-rate bonds with very attractive yields after distress in that market during February. Finally, the portfolio's performance also benefited from our underweight position in airline bonds, which were the worst-performing segment of the high-yield market by far.

OUTLOOK

"Broad underperformance meant high-yield municipals finished the period at very attractive levels relative to investment-grade municipals and fully taxable investments, making this an excellent buying opportunity," said Steven
Permut. "In addition, we believe the indiscriminate selling presents compelling opportunities to add value through credit research, because good bonds were thrown out with the bad. But it's probably also true that the municipal market won't rebound in a meaningful way until we see real progress on resolving the credit crisis. In the meantime, we'll continue to manage our duration and sector allocation conservatively while looking for bonds with compelling yield and credit characteristics."

Portfolio Composition by Credit Rating
                                       % of fund      % of fund
                                      investments    investments
                                         as of          as of
                                        8/31/08        2/29/08

AAA                                       27%            40%
AA                                        20%            10%
A                                         13%            8%
BBB                                        8%            9%
Not Rated                                 32%            33%

Ratings provided by independent research companies. These ratings are listed in Standard & Poor's format even if they were provided by other sources.

Top Five Sectors as of August 31, 2008
                                                      % of fund
                                                     investments

Land Secured                                             27%
Prerefunded                                              14%
General Obligation (GO)                                  9%
Sales Tax Revenue                                        7%
Tax Allocation Revenue                                   5%

------
15

SCHEDULE OF INVESTMENTS
California High-Yield Municipal

AUGUST 31, 2008

Principal Amount                                                             Value

Municipal Securities -- 99.0%

CALIFORNIA -- 96.6%

    $ 3,000,000  ABAG Finance Auth. for Nonprofit Corps. COP,
                 (Eskaton Gold River Lodge), 6.375%, 11/15/08,
                 Prerefunded at 102% of Par(1)                         $ 3,089,010
        695,000  ABAG Finance Auth. for Nonprofit Corps. COP,
                 (Eskaton Gold River Lodge), 6.375%, 11/15/08,
                 Prerefunded at 102% of Par(1)                             713,654
      1,000,000  ABC Unified School District GO, Series 2000 B,
                 6.14%, 8/1/21 (FGIC)(2)                                   520,330
      2,000,000  Alameda Public Financing Auth. Local Agency
                 Special Assessment Rev., Series 1996 A,
                 (Community Facilities District No. 1), 7.00%,
                 8/1/19                                                  2,013,420
      2,600,000  Aliso Viejo Community Facilities District No.
                 2005-01 Special Tax Rev., (Glenwood at Aliso
                 Viejo), 6.00%, 9/1/38                                   2,583,880
      1,200,000  Anaheim Public Financing Auth. Lease Rev., Series
                 1997 A, (Public Improvements) 6.00%, 9/1/24 (FSA)       1,373,820
      1,700,000  Anaheim Redevelopment Agency Tax Allocation Rev.,
                 Series 2007 A, (Anaheim Merged Redevelopment
                 Project Area), 5.00%, 2/1/31 (FSA)                      1,721,607
      3,515,000  Austin Trust Various States Rev., Series
                 2008-1167, VRDN, 1.91%, 9/4/08 (FSA) (LIQ FAC:
                 Bank of America, N.A.) (Acquired 8/6/08-8/28/08,
                 Cost $3,515,000)(3)                                     3,515,000
      1,000,000  Austin Trust Various States Rev., Series
                 2008-3305, VRDN, 1.78%, 9/4/08 (LIQ FAC: Bank of
                 America, N.A.) (Acquired 8/29/08, Cost
                 $1,000,000)(3)                                          1,000,000
      2,875,000  Beaumont Financing Auth. Local Agency Special Tax
                 Rev., Series 2004 D, 5.80%, 9/1/35                      2,767,015
      1,490,000  Beaumont Financing Auth. Local Agency Special Tax
                 Rev., Series 2005 B, 5.40%, 9/1/35                      1,351,847
        855,000  Beaumont Financing Auth. Local Agency Special Tax
                 Rev., Series 2005 C, 5.50%, 9/1/29                        800,938
      4,000,000  Beaumont Financing Auth. Local Agency Special Tax
                 Rev., Series 2005 C, 5.50%, 9/1/35                      3,565,880

Principal Amount                                                             Value

    $ 2,700,000  Beaumont Financing Auth. Local Agency Special Tax
                 Rev., Series 2006 A, (Improvement Area No. 19C),
                 5.35%, 9/1/36                                         $ 2,237,463
      1,050,000  Beaumont Financing Auth. Local Agency Special Tax
                 Rev., Series 2008 A, (Improvement Area No. 19C),
                 6.875%, 9/1/36                                          1,059,755
      1,190,000  Berryessa Unified School District GO, Series 2000
                 A, 6.18%, 8/1/21 (FSA)(2)                                 644,694
      1,220,000  Berryessa Unified School District GO, Series 2000
                 A, 6.05%, 8/1/22 (FSA)(2)                                 622,664
      1,000,000  Berryessa Unified School District GO, Series 2000
                 A, 6.06%, 8/1/23 (FSA)(2)                                 480,670
      4,500,000  California Department of Water Resources Power
                 Supply Rev., Series 2008 H, 5.00%, 5/1/22(4)            4,706,955
      2,500,000  California Department of Water Resources Water
                 System Rev., Series 2008 AE, (Central Valley),
                 5.00%, 12/1/23                                          2,658,575
      4,000,000  California Economic Recovery GO, Series 2004 A,
                 5.25%, 7/1/14 (FGIC)(4)                                 4,460,440
     15,000,000  California Economic Recovery GO, Series 2008 A,
                 5.00%, 1/1/11(4)                                       15,937,800
     13,950,000  California Economic Recovery GO, Series 2008 B,
                 VRDN, 5.00%, 3/1/11(4)                                 14,820,619
      1,505,000  California Educational Facilities Auth. Rev.,
                 (Western University Health Sciences), 6.00%,
                 10/1/12, Prerefunded at 100% of Par(1)                  1,697,249
      5,000,000  California GO, 5.00%, 3/1/16(4)                         5,439,650
      2,225,000  California GO, 5.00%, 3/1/17                            2,408,919
      5,000,000  California GO, 5.00%, 4/1/17(4)                         5,414,300
      5,000,000  California GO, 5.00%, 4/1/18(4)                         5,385,700
      2,500,000  California GO, 5.25%, 8/1/32 (FSA)                      2,615,150
      4,000,000  California Health Facilities Financing Auth.
                 Rev., Series 1989 A, (Kaiser Permanente), 7.15%,
                 10/1/12 (Ambac-TCRS)(2)(4)                              3,482,120
      1,500,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A, (Scripps Health), 5.50%,
                 10/1/20                                                 1,575,165

------
16

California High-Yield Municipal

Principal Amount                                                             Value

    $ 5,000,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A, (Sutter Health), 5.50%,
                 8/15/16(4)                                            $ 5,475,900
      5,000,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A, (Sutter Health), 5.25%,
                 8/15/22(4)                                              5,172,400
      3,700,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A3, (Stanford Hospital), VRDN,
                 3.45%, 6/15/11                                          3,755,685
      2,500,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2008 A, (California Independent
                 System Operator Corporation), 5.00%, 2/1/13             2,686,375
      3,000,000  California Infrastructure & Economic Development
                 Bank Rev., Series 2008 B, (The RAND Corporation),
                 VRDN, 2.25%, 9/2/08 (LOC: Bank of America,
                 N.A.)(4)                                                3,000,000
      4,410,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2000 B, (Union City Tropics), 7.30%,
                 8/15/10, Prerefunded at 102% of Par(1)                  4,907,536
      1,905,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2001 B, (Rancho Vallecitos - San Marcos),
                 6.75%, 11/15/36                                         1,888,141
      6,345,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2003 B, (Palomar Estates E&W), 7.00%,
                 9/15/36(4)                                              6,439,223
      2,000,000  California Mobilehome Park Financing Auth. Rev.,
                 Series 2006 B, (Union City Tropics), 5.50%,
                 12/15/41                                                1,746,920
      1,000,000  California Municipal Finance Auth. Rev., Series
                 2008 A, (Biola University), 5.875%, 10/1/34             1,002,120
      2,000,000  California Public Works Board Lease Rev., Series
                 1993 D, (Department of Corrections), 5.25%,
                 6/1/15 (FSA)                                            2,192,200
      6,000,000  California Public Works Board Lease Rev., Series
                 2005 A, (Department of General Services -
                 Butterfield), 5.25%, 6/1/30(4)                          6,046,980
      1,305,000  California State and Local Government Financing
                 Auth. Rev., Series 1997 B, (Marin Valley Mobile
                 Country), 7.50%, 10/1/24                                1,323,113

Principal Amount                                                             Value

    $ 4,630,000  California State University Fresno Association,
                 Inc. Rev., (Auxiliary Organization Event Center),
                 6.00%, 7/1/12, Prerefunded at 101% of Par(1)(4)       $ 5,256,995
      2,455,000  California State University Fresno Association,
                 Inc. Rev., (Auxiliary Organization Event Center),
                 7.00%, 7/1/12, Prerefunded at 101% of Par(1)            2,863,954
     10,000,000  California State University Rev., Series 2005 C,
                 (Systemwide Financing Program), 5.00%, 11/1/30
                 (MBIA)(4)                                              10,071,199
      2,550,000  California Statewide Communities Development
                 Auth. COP, (Sonoma County Indian Health), 6.40%,
                 9/1/29                                                  2,573,282
      5,000,000  California Statewide Communities Development
                 Auth. Rev., (CHF - Irvine, LLC - UCI East Campus
                 Apartments, Phase II), 6.00%, 5/15/40                   5,037,850
      1,070,000  California Statewide Communities Development
                 Auth. Rev., (Drew School), 5.30%, 10/1/37                 872,831
      1,945,000  California Statewide Communities Development
                 Auth. Rev., (Thomas Jefferson School of Law),
                 7.75%, 10/1/11, Prerefunded at 101% of Par(1)           2,228,931
      4,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2001 C, (Kaiser Permanente),
                 VRDN, 5.25%, 8/1/16                                     3,991,360
      9,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California Baptist
                 University), 5.50%, 11/1/38                             7,906,410
     10,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Front Porch
                 Communities and Services), 5.125%, 4/1/37
                 (Acquired 5/23/07, Cost $10,118,500)(3)                 8,451,000
      2,500,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Lancer Educational
                 Student Housing), 5.625%, 6/1/33                        2,205,775

------
17

California High-Yield Municipal

Principal Amount                                                             Value

    $ 2,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare Health
                 System), 5.125%, 7/15/31                              $ 1,639,840
      3,330,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 B, (Kaiser Permanente),
                 VRDN, 2.65%, 10/1/08, resets quarterly at 67% of
                 the 3-month LIBOR plus 0.78% with no caps               2,419,245
      2,000,000  California Statewide Communities Development
                 Auth. Special Tax Rev., Series 2007 A, (Community
                 Facilities District No. 2007-01 Orinda Wilder),
                 6.00%, 9/1/29                                           1,929,500
      6,250,000  Capistrano Unified School District Special Tax
                 Rev., (Community Facilities District No. 90-2),
                 6.00%, 9/1/33                                           6,286,125
      1,000,000  Carmel Unified School District GO, 5.50%, 8/1/25
                 (MBIA)                                                  1,041,230
      1,700,000  Chino Valley Unified School District COP, Series
                 2001 A, 5.375%, 9/1/20 (FSA)                            1,814,019
      2,140,000  Chula Vista Community Facilities District No.
                 01-1 Area A Special Tax Rev., 6.10%, 9/1/10,
                 Prerefunded at 102% of Par(1)                           2,342,530
      3,600,000  Chula Vista Community Facilities District No.
                 06-1 Area A Special Tax Rev., (Eastlake Woods),
                 6.20%, 9/1/33                                           3,619,152
      7,715,000  Chula Vista Community Facilities District No.
                 99-1 Special Tax Rev., (Otay Ranch Spa One),
                 7.625%, 9/1/09, Prerefunded at 102% of Par(1)           8,311,292
      1,775,000  City of Lincoln Community Facilities District No.
                 2003-1 Special Tax Rev., (Lincoln Crossing),
                 6.00%, 9/1/13, Prerefunded at 102% of Par(1)            2,054,793
      2,500,000  City of Redding Electric System Rev. COP, Series
                 2008 A, 5.00%, 6/1/30 (FSA)                             2,532,575
      3,105,000  City of Tracy Community Facilities District No.
                 2006-1 Special Tax Rev., (NEI Phase II), 5.75%,
                 9/1/36                                                  2,613,013
      1,780,000  Clovis Public Financing Auth. Lease Rev.,
                 (Corporate Yard), 5.375%, 3/1/20 (Ambac)                1,871,670

Principal Amount                                                             Value

      $ 460,000  Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92,
                 Cost $460,000)(3)                                       $ 536,250
      2,000,000  Corona Department of Water & Power COP, 5.00%,
                 9/1/35 (MBIA)                                           1,950,800
      1,150,000  Duarte Unified School District GO, Series 1999 B,
                 6.08%, 11/1/23 (FSA)(2)                                   546,032
      2,355,000  Duarte Unified School District GO, Series 2006 E,
                 (Election of 1998), 5.07%, 11/1/28 (FSA)(2)               837,744
      4,500,000  Eastern Municipal Water District Water & Sewer
                 Rev. COP, Series 2008 H, 5.00%, 7/1/33                  4,486,995
      1,910,000  El Dorado County Community Facilities District
                 No. 1992-1 Special Tax Rev., 5.60%, 9/1/09              1,952,459
      2,500,000  El Dorado County Community Facilities District
                 No. 2001-1 Special Tax Rev., 6.30%, 9/1/31              2,499,675
      3,500,000  El Dorado County Community Facilities District
                 No. 2005-1 Special Tax Rev., 5.25%, 9/1/35              3,007,760
      5,000,000  Fillmore Redevelopment Agency Tax Allocation
                 Rev., Series 2006 A, (Central City
                 Redevelopment), 5.375%, 5/1/31                          4,548,900
      4,225,000  Florin Resource Conservation District COP, Series
                 1999 A, (Elk Grove Water Works), 6.75%, 9/1/09,
                 Prerefunded at 102% of Par(1)                           4,519,778
      2,450,000  Folsom Community Facilities District No. 7
                 Special Tax Rev., 5.75%, 9/1/14                         2,520,977
      1,640,000  Folsom Community Facilities District No. 10
                 Special Tax Rev., 7.00%, 9/1/09, Prerefunded at
                 102% of Par(1)                                          1,755,554
      2,610,000  Folsom Community Facilities District No. 10
                 Special Tax Rev., 7.00%, 9/1/24                         2,684,750
      6,500,000  Folsom Community Facilities District No. 14
                 Special Tax Rev., 6.30%, 9/1/11, Prerefunded at
                 102% of Par(1)                                          7,321,015
      3,725,000  Folsom Public Financing Auth. Special Assessment
                 Rev., Series 1997 A, 6.875%, 9/2/19                     3,726,490
      3,000,000  Foothill-De Anza Community College District GO,
                 6.16%, 8/1/21 (MBIA)(2)                                 1,578,810

------
18

California High-Yield Municipal

Principal Amount                                                             Value

    $ 3,000,000  Fullerton Community Facilities District No. 1
                 Special Tax Rev., (Amerige Heights), 6.20%, 9/1/32    $ 3,040,740
      5,000,000  Fullerton Unified School District Special Tax
                 Rev., (Community Facilities District No.2001-1),
                 6.375%, 9/1/31(4)                                       5,115,750
      2,630,000  Glendale Unified School District GO, Series 1999
                 C, 6.00%, 9/1/22 (FSA)                                  2,734,437
      3,660,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1, 6.25%, 6/1/13,
                 Prerefunded at 100% of Par(1)                           3,993,280
      5,005,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1, 6.75%, 6/1/13,
                 Prerefunded at 100% of Par(1)(4)                        5,788,683
      6,500,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1, 5.125%, 6/1/47(4)      4,856,280
      3,080,000  Hawaiian Gardens COP, Series 2000 A, 8.00%,
                 6/1/10, Prerefunded at 102% of Par(1)                   3,408,882
      2,455,000  Hawaiian Gardens Redevelopment Agency Tax
                 Allocation Rev., Series 2006 B, (Redevelopment
                 Project No. 1), 5.40%, 12/1/25                          2,296,530
      2,670,000  Hemet Unified School District Special Tax Rev.,
                 (Community Facilities District No. 2005-2),
                 5.25%, 9/1/30                                           2,456,106
      1,510,000  Hemet Unified School District Special Tax Rev.,
                 (Community Facilities District No. 2005-2),
                 5.25%, 9/1/35                                           1,367,879
      3,500,000  Hesperia Public Financing Auth. Tax Allocation
                 Rev., Series 2007 A, (Redevelopment and Housing),
                 5.50%, 9/1/32 (XLCA)                                    3,378,025
      2,025,000  Hesperia Public Financing Auth. Tax Allocation
                 Rev., Series 2007 A, (Redevelopment and Housing),
                 5.50%, 9/1/37 (XLCA)                                    1,926,585
      2,000,000  Highland Special Tax Rev., (Community Facilities
                 District No. 01-1), 6.45%, 9/1/28                       2,020,920
      3,345,000  Hillsborough School District GO, Series 2006 B,
                 (Election of 2002), 4.84%, 9/1/28(2)                    1,205,739

Principal Amount                                                             Value

    $ 5,000,000  Huntington Beach Union High School District GO,
                 (Election of 2004), 5.00%, 8/1/31 (MBIA)(2)           $ 1,480,700
      5,000,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/29 (Ambac)(4)                      5,112,350
      2,185,000  Imperial Irrigation District Rev., Series 2008 A,
                 (Electric Systems), 5.00%, 11/1/33                      2,166,296
        500,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2006 B, (San Juan Mobile Estates), 5.55%,
                 5/15/31                                                   454,135
      1,150,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2006 B, (San Juan Mobile Estates), 5.85%,
                 5/15/41                                                 1,052,676
      3,430,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2007 A, (Santa Rosa Leisure Mobilehome
                 Park), 5.70%, 11/15/47                                  3,168,120
     12,750,000  Irvine Improvement Bond Act of 1915 Special
                 Assessment, Series 2007 A, (Reassessment District
                 No. 85-7), VRDN, 2.25%, 9/2/08 (FSA) (SBBPA:
                 Dexia Credit Local)                                    12,749,999
      5,000,000  Irvine Unified School District Financing Auth.
                 Special Tax Rev., Series 2005 A, 5.00%, 9/1/34
                 (Ambac)(4)                                              4,630,300
      8,550,000  Kern Community College Safety, Repair and
                 Improvement District GO, (Election of 2002),
                 4.56%, 11/1/30 (FSA)(2)                                 2,676,749
      1,000,000  Laguna Salada Union School District GO, Series
                 2000 C, 6.12%, 8/1/29 (FGIC)(2)                           332,690
      1,225,000  Lake Elsinore Community Facilities District No.
                 2004-3 Special Tax Rev., Series 2005 A, (Rosetta
                 Canyon Improvement Area No. 1), 5.25%, 9/1/35           1,094,660
      5,000,000  Lake Elsinore Community Facilities District No.
                 2004-3 Special Tax Rev., Series 2006 A, (Rosetta
                 Canyon Improvement Area No. 2), 5.25%, 9/1/37           4,446,850
      1,100,000  Lake Elsinore Community Facilities District No.
                 2005-1 Special Tax Rev., Series 2006 A,
                 (Serenity), 5.35%, 9/1/36                                 994,653

------
19

California High-Yield Municipal

Principal Amount                                                             Value

    $ 5,000,000  Lake Elsinore Community Facilities District No.
                 2005-2 Special Tax Rev., Series 2005 A,
                 (Alberhill Ranch Improvement Area A), 5.45%,
                 9/1/36                                                $ 4,411,400
      2,020,000  Lake Elsinore Community Facilities District No.
                 2006-2 Special Tax Rev., Series 2006 A,
                 (Viscaya), 5.40%, 9/1/36                                1,802,810
      2,500,000  Lake Elsinore School Financing Auth. Special Tax
                 Rev., (Horsethief Canyon), 5.625%, 9/1/16               2,534,450
      2,245,000  Lake Elsinore Unified School District Special Tax
                 Rev., (Community Facilities District No. 2005-1,
                 Improvement Area A), 5.40%, 9/1/35                      2,050,628
      1,310,000  Los Angeles Community Facilities District No. 3
                 Special Tax Rev., (Cascades Business Park and
                 Golf Course), 6.40%, 9/1/22                             1,317,022
      2,000,000  Los Angeles Department of Airports Rev., Series
                 2008 C, (Los Angeles International Airport),
                 5.25%, 5/15/25                                          2,061,220
      5,455,000  Manteca Unified School District GO, (Election of
                 2004), 4.92%, 8/1/30 (MBIA)(2)                          1,663,993
      2,100,000  Menifee Union School District Special Tax Rev.,
                 (Community Facilities District No. 2005-2),
                 5.375%, 9/1/36                                          1,880,025
      1,825,000  Milpitas Improvement Bond Act 1915 Special
                 Assessment, Series 1996 A, (Local Improvement
                 District No. 18), 6.75%, 9/2/16                         1,837,958
      4,000,000  Moreno Valley Unified School District Special Tax
                 Rev., (Community Facilities District No. 2002-1),
                 6.20%, 9/1/32                                           3,972,840
      1,920,000  Murrieta Community Facilities District No. 2000-2
                 Special Tax Rev., Series 2004 A, (The Oaks
                 Improvement Area), 6.00%, 9/1/34                        1,888,973
      4,100,000  Murrieta Improvement Bond Act of 1915 Special Tax
                 Rev., (Community Facilities District No. 2000-1),
                 6.375%, 9/1/30                                          4,196,678
        480,000  Murrieta Valley Unified School District Special
                 Tax Rev., (Community Facilities District No.
                 2002-4, Improvement Area B), 5.45%, 9/1/38                422,102

Principal Amount                                                             Value

    $ 3,500,000  Oceanside Community Development Commission Tax
                 Allocation Rev., (Downtown Redevelopment), 5.70%,
                 9/1/25(4)                                             $ 3,427,305
      2,890,000  Oceanside Community Facilities District Special
                 Tax Rev., Series 2002 A, (No. 2001-1 Morrow Hills
                 Development), 6.20%, 9/1/32                             2,870,377
      1,000,000  Oceanside Community Facilities District Special
                 Tax Rev., Series 2004 A, (No. 2001-1 Morrow Hills
                 Development), 5.50%, 9/1/29                               904,820
      2,000,000  Orange County Community Facilities District No.
                 1999-1 Special Tax Rev., Series 1999 A, (Ladera
                 Ranch), 6.50%, 8/15/09, Prerefunded at 102% of
                 Par(1)                                                  2,132,020
      2,200,000  Orange County Community Facilities District No.
                 1999-1 Special Tax Rev., Series 1999 A, (Ladera
                 Ranch), 6.70%, 8/15/09, Prerefunded at 102% of
                 Par(1)                                                  2,349,402
      2,300,000  Orange County Community Facilities District No.
                 2004-1 Special Tax Rev., Series 2005 A, (Ladera
                 Ranch), 5.20%, 8/15/34                                  2,117,380
      4,900,000  Orange County Sanitation District COP, Series
                 2000 A, VRDN, 2.25%, 9/2/08 (SBBPA: Dexia Public
                 Finance Bank)                                           4,900,000
      2,500,000  Orange County Sanitation District COP, Series
                 2000 B, VRDN, 2.25%, 9/2/08 (SBBPA: Dexia Public
                 Finance Bank)                                           2,500,000
      3,000,000  Oxnard School District GO, Series 2001 A, 5.75%,
                 8/1/30 (MBIA)                                           3,181,140
      1,150,000  Pacifica COP, (Public Safety Building), 5.80%,
                 11/1/09, Prerefunded at 102% of Par (MBIA)(1)           1,213,860
     10,000,000  Palmdale Water District COP, 5.00%, 10/1/34 (FGIC)      9,729,599
      2,525,000  Palomar Pomerado Health Care District COP,
                 (Indian Health Council, Inc.), 6.25%, 10/1/29           2,538,862
      3,775,000  Palomar Pomerado Health Care District COP, Series
                 2006 A, VRDN, 3.04%, 9/2/08 (FSA)                       3,775,000

------
20

California High-Yield Municipal

Principal Amount                                                             Value

    $ 1,390,000  Perris Community Facilities District No. 3
                 Special Tax Rev., Series 2005 A, (Improvement
                 Area No. 2), 5.30%, 9/1/35                            $ 1,203,434
      3,000,000  Perris Public Financing Auth. Special Tax Rev.,
                 Series 2004 A, 6.125%, 9/1/34                           3,033,030
      2,210,000  Perris Public Financing Auth. Special Tax Rev.,
                 Series 2008 A, 6.60%, 9/1/38                            2,244,564
      1,050,000  Perris Public Financing Auth. Tax Allocation
                 Rev., 5.35%, 10/1/36                                      949,263
      1,000,000  Perris Union High School District GO, Series 2000
                 A, 6.40%, 9/1/24 (FGIC)(2)                                426,200
      1,000,000  Perris Union High School District GO, Series 2000
                 A, 6.40%, 3/1/25 (FGIC)(2)                                413,670
      2,900,000  Pittsburg Redevelopment Agency Tax Allocation
                 Rev., (Los Medanos Community Development), 6.20%,
                 8/1/25 (Ambac)(2)                                       1,146,457
      2,640,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.20%, 8/1/16 (FGIC)(2)          1,873,714
      1,600,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.28%, 8/1/18 (FGIC)(2)          1,010,464
      2,925,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.35%, 8/1/21 (FGIC)(2)          1,521,965
      2,100,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.37%, 8/1/22 (FGIC)(2)          1,026,207
      3,525,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.39%, 8/1/23 (FGIC)(2)          1,619,632
      1,000,000  Placer Union High School District GO, Series 2000
                 A, (Election of 1999), 6.40%, 8/1/24 (FGIC)(2)            432,100
      4,835,000  Pleasant Valley School District-Ventura County
                 GO, Series 2002 A, 5.85%, 8/1/31 (MBIA)                 5,185,247
      1,055,000  Pomona Public Financing Auth. Rev., Series 2007
                 AX, (Merged Redevelopment), 5.00%, 2/1/23                 983,482

Principal Amount                                                             Value

    $ 1,100,000  Pomona Public Financing Auth. Rev., Series 2007
                 AX, (Merged Redevelopment), 5.00%, 2/1/24             $ 1,020,041
      1,155,000  Pomona Public Financing Auth. Rev., Series 2007
                 AX, (Merged Redevelopment), 5.00%, 2/1/25               1,060,798
      2,800,000  Pomona Public Financing Auth. Rev., Series 2007
                 AX, (Merged Redevelopment), 5.00%, 2/1/32               2,477,300
      3,000,000  Rancho Cordova Community Facilities District No.
                 2003-1 Special Tax Rev., (Sunridge Anatolia),
                 5.375%, 9/1/37                                          2,612,730
      2,000,000  Rancho Cordova Community Facilities District No.
                 2003-1 Special Tax Rev., (Sunridge Anatolia),
                 5.50%, 9/1/37                                           1,774,740
      7,000,000  Rancho Cordova Community Facilities District No.
                 2004-1 Special Tax Rev., (Sunridge Park Area),
                 6.125%, 9/1/37                                          6,283,550
      1,460,000  Rialto Community Facilities District No. 2006-1
                 Special Tax Rev., (Elm Park), 5.35%, 9/1/36             1,275,996
      1,970,000  Richmond Joint Powers Financing Auth. Lease Rev.,
                 (Refunding and Civic Center), VRDN, 4.125%,
                 11/25/09 (Ambac) (SBBPA: Dexia Credit Local)            1,970,000
        240,000  Richmond Joint Powers Financing Auth. Rev.,
                 Series 1995 A, (Lease and Gas Tax), 5.25%, 5/15/13        240,322
      2,365,000  Riverside County COP, (County Administrative
                 Center Annex), 5.75%, 11/1/31 (MBIA)                    2,533,861
      2,040,000  Riverside County Improvement Bond Act of 1915
                 Special Assessment, (District No. 168 -
                 Rivercrest), 6.70%, 9/2/26                              2,092,652
      2,000,000  Riverside Unified School District Special Tax
                 Rev., (Community Facilities District No. 13,
                 Improvement Area 1), 5.375%, 9/1/34                     1,756,780
      4,765,000  Riverside Unified School District Special Tax
                 Rev., Series 2000 A, (Community Facilities
                 District No. 7), 7.00%, 9/1/10, Prerefunded at
                 102% of Par(1)                                          5,315,691

------
21

California High-Yield Municipal

Principal Amount                                                             Value

    $ 1,000,000  Riverside Unified School District Special Tax
                 Rev., Series 2005 A, (Community Facilities
                 District No. 15, Improvement Area 2), 5.25%,
                 9/1/30                                                  $ 891,690
      4,315,000  Rohnert Park Finance Auth. Rev., Series 2001 A,
                 (Las Casitas de Sonoma), 6.40%, 4/15/36                 4,342,487
      5,000,000  Romoland School District Special Tax Rev.,
                 (Community Facilities District No. 1, Improvement
                 Area 1), 5.40%, 9/1/36                                  4,378,900
      2,600,000  Roseville Special Tax Rev., (The Fountains
                 Community Facilities District No. 1, Public
                 Facilities), 6.125%, 9/1/38                             2,481,856
        645,000  Sacramento County Community Facilities District
                 No. 1 Special Tax Rev., (Elliot Ranch), 5.70%,
                 9/1/08                                                    645,084
      1,500,000  Sacramento County Community Facilities District
                 No. 1 Special Tax Rev., (Elliot Ranch), 6.30%,
                 9/1/21                                                  1,507,635
      4,035,000  Sacramento County Community Facilities District
                 No. 2005-2 Special Tax Rev., Series 2007 A,
                 (North Vineyard Station No. 1), 6.00%, 9/1/37           3,856,572
      4,000,000  Sacramento Municipal Utilities District Electric
                 Rev., Series 1997 K, 5.25%, 7/1/24 (Ambac)              4,243,560
      4,000,000  Sacramento Special Tax Rev., (North Natomas
                 Community Facilities), 6.30%, 9/1/26                    4,038,520
      1,975,000  San Buenaventura City COP, (Wastewater Revenue),
                 5.00%, 3/1/29 (MBIA)                                    1,981,597
      3,765,000  San Diego County Improvement Bond Act of 1915
                 Special Assessment (Reassessment District No.
                 97-1 - 4-S Ranch), 6.25%, 9/2/12                        3,832,770
      3,000,000  San Francisco City and County Airports Commission
                 Rev., Series 2008-34D, (San Francisco
                 International Airport), 5.25%, 5/1/26 (AGC/FSA)         3,033,810
      1,250,000  San Francisco City and County Redevelopment
                 Agency Lease Rev., (George R. Moscone), 7.05%,
                 7/1/13(2)                                               1,045,313

Principal Amount                                                             Value

    $ 2,790,000  San Marcos Public Facilities Auth. Special Tax
                 Rev., Series 2004 A, 5.45%, 9/1/24                    $ 2,698,934
      3,005,000  Santa Barbara County Water COP Rev., 5.50%,
                 9/1/22 (Ambac)                                          3,177,066
      2,875,000  Santa Monica Redevelopment Agency Tax Allocation
                 Rev., Series 2006 A, (Earthquake Recovery
                 Redevelopment), 5.00%, 7/1/28 (FGIC)                    2,867,640
      7,755,000  Shasta Lake Public Finance Auth. Rev.,
                 (Electrical Enterprise), 6.25%, 4/1/13,
                 Prerefunded at 102% of Par(1)                           9,078,158
      2,160,000  Soledad Improvement Bond Act of 1915 Special
                 Assessment, (Diamond Ridge Assessment District
                 No. 2002-01), 6.75%, 9/2/33                             2,249,986
        500,000  Southern California Public Power Auth. Rev.,
                 (Multi-Projects), 6.75%, 7/1/10 (FSA-CR)                  541,705
      2,400,000  Southern California Public Power Auth. Rev.,
                 (Transmission), 6.35%, 7/1/14 (MBIA-IBC)(2)             1,937,520
      1,250,000  Southern California Public Power Auth. Rev.,
                 (Transmission), 6.35%, 7/1/15 (MBIA-IBC)(2)               959,175
      5,750,000  Southern California Public Power Auth. Rev.,
                 Series 2008 A, (Transmission), 5.00%, 7/1/22            5,994,778
      4,195,000  Stockton Community Facilities District Special
                 Tax Rev., (Spanos Park West No. 2001-1), 6.375%,
                 9/1/12, Prerefunded at 102% of Par(1)                   4,848,623
      5,000,000  Sunnyvale Special Tax Rev., (Community Facilities
                 District No. 1), 7.75%, 8/1/32                          5,150,150
      2,690,000  Tahoe-Truckee Unified School District GO, Series
                 1999 A, (Improvement District No. 2), 6.19%,
                 8/1/22 (FGIC)(2)                                        1,314,522
      2,220,000  Tahoe-Truckee Unified School District GO, Series
                 1999 A, (Improvement District No. 2), 6.19%,
                 8/1/23 (FGIC)(2)                                        1,020,023
      2,000,000  Turlock Health Facility COP, Series 2007 B,
                 (Emanuel Medical Center, Inc.), 5.50%, 10/15/37         1,799,800

------
22

California High-Yield Municipal

Principal Amount                                                             Value

    $ 5,000,000  Tustin Community Facilities District No. 06-1
                 Special Tax Rev., Series 2007 A, (Tustin
                 Legacy/Columbus Villages), 6.00%, 9/1/36              $ 4,969,800
      1,300,000  Tustin Community Facilities District No. 07-1
                 Special Tax Rev., (Tustin Legacy/Retail Center),
                 6.00%, 9/1/37                                           1,292,031
      2,000,000  Tustin Unified School District Special Tax Rev.,
                 (Community Facilities District No. 97-1), 6.375%,
                 9/1/08, Prerefunded at 102% of Par(1)                   2,040,520
      1,500,000  University of California Rev., Series 2003 A,
                 5.00%, 5/15/23 (Ambac)                                  1,537,815
      2,500,000  Val Verde Unified School District Special Tax
                 Rev., (Community Facilities District No. 1,
                 Improvement Area A), 5.40%, 9/1/30                      2,360,275
      2,600,000  Val Verde Unified School District Special Tax
                 Rev., (Community Facilities District No. 1,
                 Improvement Area A), 5.45%, 9/1/36                      2,402,218
      2,500,000  West Basin Municipal Water District COP, Series
                 2003 A, 5.00%, 8/1/30 (MBIA)                            2,503,150
      1,000,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 10), 6.20%, 9/1/09,
                 Prerefunded at 102% of Par(1)                           1,060,660
      3,235,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 10), 6.75%, 9/1/09,
                 Prerefunded at 102% of Par(1)                           3,448,834
      1,740,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 20), 5.30%, 9/1/35              1,545,311
      2,080,000  Westlands Water District COP, Series 2005 A,
                 5.00%, 9/1/25 (MBIA)                                    2,092,605
      3,545,000  Yosemite Community College District GO, Series
                 2008 C, (Election of 2004), 4.33%, 8/1/16 (FSA)(2)      2,587,283

Principal Amount                                                             Value

    $ 6,020,000  Yosemite Community College District GO, Series
                 2008 C, (Election of 2004), 4.97%, 8/1/20 (FSA)(2)    $ 3,471,975
      2,270,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., 5.70%, 9/1/24                                     2,178,247
      2,000,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., 6.00%, 9/1/31                                     1,931,140
      1,860,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., 5.375%, 9/1/32 (RADIAN)                           1,710,902
      2,895,000  Yuba City Unified School District GO, 6.05%,
                 9/1/24 (FGIC)(2)                                        1,226,206
      1,500,000  Yuba City Unified School District GO, 6.05%,
                 3/1/25 (FGIC)(2)                                          616,530
                                                                      ------------
                                                                       608,716,586
                                                                      ------------
PUERTO RICO -- 2.4%

      1,145,000  Puerto Rico Commonwealth GO, Series 2006 A,
                 (Public Improvement), 5.25%, 7/1/30                     1,144,920
      7,800,000  Puerto Rico Electric Power Auth. Rev., Series
                 2007 UU, VRDN, 2.57%, 10/1/08, resets quarterly
                 at 67% of the 3-month LIBOR plus 0.70% with no
                 caps                                                    6,163,950
     10,000,000  Puerto Rico Sales Tax Financing Corp. Rev.,
                 Series 2007 A, VRDN, 2.81%, 11/3/08, resets
                 quarterly at 67% of the 3-month LIBOR plus 0.93%
                 with no caps                                            7,702,500
                                                                      ------------
                                                                        15,011,370
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.0%
(Cost $632,487,343)                                                    623,727,956
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 1.0%                                     5,985,076
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $629,713,032
                                                                      ============

Futures Contracts
                                                Underlying Face       Unrealized
   Contracts Purchased      Expiration Date     Amount at Value      Gain (Loss)

     433  U.S. Treasury
          2-Year Notes       December 2008        $91,917,781          $ 32,854
                                                  ============       ============

                                                Underlying Face       Unrealized
     Contracts Sold         Expiration Date     Amount at Value      Gain (Loss)

     219  U.S. Long Bond     December 2008        $25,691,438         $(65,508)
                                                  ============       ============

------
23

California High-Yield Municipal

Notes to Schedule of Investments

ABAG = Association of Bay Area Governments

AGC = Assured Guaranty Corporation

Ambac = Ambac Assurance Corporation

Ambac-TCRS = Ambac Assurance Corporation-Transferable Custodial Receipts

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FSA = Financial Security Assurance, Inc.

FSA-CR = Financial Security Assurance, Inc.- Custodial Receipts

GO = General Obligation

LIBOR = London Interbank Offered Rate

LIQ FAC = Liquidity Facilities

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

MBIA-IBC = MBIA Insurance Corporation-Insured Bond Certificates

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective August 31, 2008.

XLCA = XL Capital Ltd.

(1) Escrowed to maturity in U.S. government securities or state and local government securities.

(2) Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at August 31, 2008, was $13,502,250, which represented 2.1% of total net assets.

(4) Security, or a portion thereof, has been segregated for futures contracts.

See Notes to Financial Statements.

------
24

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2008 to August 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------
25

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                    Beginning   Ending
                    Account     Account       Expenses Paid
                    Value       Value         During Period*        Annualized
                      3/1/08     8/31/08     3/1/08 - 8/31/08     Expense Ratio*

California Long-Term Tax-Free

ACTUAL

Investor Class        $1,000    $1,048.80         $2.52               0.49%

A Class               $1,000    $1,047.50         $3.81               0.74%

B Class               $1,000    $1,043.50         $7.65               1.49%

C Class               $1,000    $1,043.50         $7.65               1.49%

HYPOTHETICAL

Investor Class        $1,000    $1,022.67         $2.49               0.49%

A Class               $1,000    $1,021.42         $3.76               0.74%

B Class               $1,000    $1,017.65         $7.56               1.49%

C Class               $1,000    $1,017.65         $7.56               1.49%

California High-Yield Municipal

ACTUAL

Investor Class        $1,000    $1,049.20         $2.68               0.52%

A Class               $1,000    $1,047.90         $3.96               0.77%

B Class               $1,000    $1,044.00         $7.81               1.52%

C Class               $1,000    $1,044.00         $7.81               1.52%

HYPOTHETICAL

Investor Class        $1,000    $1,022.52         $2.64               0.52%

A Class               $1,000    $1,021.27         $3.91               0.77%

B Class               $1,000    $1,017.50         $7.71               1.52%

C Class               $1,000    $1,017.50         $7.71               1.52%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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26

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2008
                                                                        California
                                                   California           High-Yield
                                           Long-Term Tax-Free            Municipal
ASSETS

Investment securities, at value (cost
of $425,910,140 and $632,487,343,
respectively)                                    $432,074,106         $623,727,956

Cash                                                4,327,857                   --

Receivable for investments sold                       911,260              216,500

Receivable for capital shares sold                         --               50,710

Receivable for variation margin on
futures contracts                                     213,796              174,043

Interest receivable                                 6,018,911           11,295,016
                                                -------------        -------------
                                                  443,545,930          635,464,225
                                                -------------        -------------

LIABILITIES

Disbursements in excess of demand
deposit cash                                               --              211,010

Payable for investments purchased                   4,430,475            4,430,475

Payable for capital shares redeemed                        --              215,002

Accrued management fees                               178,295              269,422

Distribution fees payable                                 747               25,500

Service fees (and distribution
fees -- A Class) payable                                1,525               36,604

Dividends payable                                     527,258              563,180
                                                -------------        -------------
                                                    5,138,300            5,751,193
                                                -------------        -------------

NET ASSETS                                       $438,407,630         $629,713,032
                                                =============        =============

NET ASSETS CONSIST OF:

Capital paid in                                  $434,351,878         $650,119,371

Undistributed net investment income                   126,023                   --

Accumulated net realized loss on
investment transactions                           (2,225,831)         (11,614,298)

Net unrealized appreciation
(depreciation) on investments                       6,155,560          (8,792,041)
                                                -------------        -------------
                                                 $438,407,630         $629,713,032
                                                =============        =============
INVESTOR CLASS

Net assets                                       $431,008,135         $455,741,263

Shares outstanding                                 39,797,919           47,959,136

Net asset value per share                              $10.83                $9.50

A CLASS

Net assets                                         $6,165,646         $133,479,868

Shares outstanding                                    569,315           14,046,331

Net asset value per share                              $10.83                $9.50

Maximum offering price (net asset value
divided by 0.955)                                      $11.34                $9.95

B CLASS

Net assets                                            $25,219           $1,209,332

Shares outstanding                                      2,329              127,265

Net asset value per share                              $10.83                $9.50

C CLASS

Net assets                                         $1,208,630          $39,282,569

Shares outstanding                                    111,601            4,133,173

Net asset value per share                              $10.83                $9.50

See Notes to Financial Statements.

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27

STATEMENT OF OPERATIONS

YEAR ENDED AUGUST 31, 2008
                                                  California            California
                                          Long-Term Tax-Free  High-Yield Municipal
INVESTMENT INCOME (LOSS)

INCOME:

Interest                                         $22,500,961          $ 34,108,453
                                               -------------         -------------

EXPENSES:

Management fees                                    2,140,044             3,232,273

Distribution fees:

 B Class                                                 173                10,228

 C Class                                               2,821               292,061

Service fees:

 B Class                                                  57                 3,409

 C Class                                                 940                97,354

Distribution and service
fees -- A Class                                        6,108               346,349

Trustees' fees and expenses                           21,286                30,419

Other expenses                                         1,584                 3,877
                                               -------------         -------------
                                                   2,173,013             4,015,970
                                               -------------         -------------

NET INVESTMENT INCOME (LOSS)                      20,327,948            30,092,483
                                               -------------         -------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                          (4,643,333)          (11,859,976)

Futures and swaps transactions                     2,489,803             2,696,610
                                               -------------         -------------
                                                 (2,153,530)           (9,163,366)
                                               -------------         -------------
CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON:

Investments                                      (4,258,403)          (16,944,883)

Futures and swaps                                    213,370               367,412
                                               -------------         -------------
                                                 (4,045,033)          (16,577,471)
                                               -------------         -------------

NET REALIZED AND UNREALIZED
GAIN (LOSS)                                      (6,198,563)          (25,740,837)
                                               -------------         -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        $14,129,385           $ 4,351,646
                                               =============         =============

See Notes to Financial Statements.

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28

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED AUGUST 31, 2008 AND AUGUST 31, 2007
                               California Long-Term           California High-Yield
                                           Tax-Free                       Municipal
Increase
(Decrease) in
Net Assets                     2008            2007            2008            2007

OPERATIONS

Net investment
income (loss)          $ 20,327,948    $ 20,080,761    $ 30,092,483    $ 27,689,417

Net realized
gain (loss)             (2,153,530)          60,404     (9,163,366)         400,329

Change in net
unrealized
appreciation
(depreciation)          (4,045,033)    (14,427,733)    (16,577,471)    (23,383,877)
                      -------------   -------------   -------------   -------------
Net increase
(decrease) in net
assets resulting
from operations          14,129,385       5,713,432       4,351,646       4,705,869
                      -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor Class        (20,203,854)    (20,079,843)    (22,069,515)    (20,885,775)

 A Class                  (106,999)              --     (6,447,288)     (5,359,920)

 B Class                      (837)              --        (53,221)        (50,395)

 C Class                   (13,642)              --     (1,522,459)     (1,393,327)

From net realized
gains:

 Investor Class                  --       (737,478)              --              --
                      -------------   -------------   -------------   -------------
Decrease in net
assets from
distributions          (20,325,332)    (20,817,321)    (30,092,483)    (27,689,417)
                      -------------   -------------   -------------   -------------

CAPITAL SHARE TRANSACTIONS

Net increase
(decrease) in net
assets from
capital share
transactions              2,545,279      11,162,447     (2,915,320)     152,328,607
                      -------------   -------------   -------------   -------------

NET INCREASE
(DECREASE) IN
NET ASSETS              (3,650,668)     (3,941,442)    (28,656,157)     129,345,059

NET ASSETS

Beginning of period     442,058,298     445,999,740     658,369,189     529,024,130
                      -------------   -------------   -------------   -------------
End of period          $438,407,630    $442,058,298    $629,713,032    $658,369,189
                      =============   =============   =============   =============
Accumulated
undistributed
net investment
income (loss)              $126,023        $(2,616)              --              --
                      =============   =============   =============   =============

See Notes to Financial Statements.

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29

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2008

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century California Tax-Free and Municipal Funds (the
trust) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company. California Long-Term Tax-Free
Fund (Long-Term) and California High-Yield Municipal Fund (High-Yield
Municipal) are two funds in a series issued by the trust. Long-Term is diversified under the 1940 Act. High-Yield Municipal is nondiversified under the 1940 Act. Long-Term's investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes. Long-Term invests primarily in long-term investment-grade municipal obligations. High-Yield Municipal's investment objective is to seek high current income that is exempt from federal and California income taxes.
High-Yield Municipal pursues this objective by investing a portion of its assets in lower-rated and unrated municipal securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the A
Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of
Long-Term's A Class, B Class and C Class commenced on September 28, 2007.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

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30

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

SWAP AGREEMENTS -- The funds may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of
Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps.
Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The funds have adopted the provisions of Financial Accounting
Standards Board Interpretation No. 48, "Accounting for Income Taxes" during the current fiscal year. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
31

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc., (ACIM) (the investment advisor)
under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1625% to 0.2800% for Long-Term and from 0.1925% to 0.3100% for High-Yield Municipal. The rates for the
Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class of Long-Term and High-Yield Municipal for the year ended August
31, 2008 was 0.48% and 0.51%, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class and C Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution and service fee of
0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the year ended August 31, 2008, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust,
ACIS, and the trust's transfer agent, American Century Services, LLC.

Prior to December 12, 2007, the funds had a bank line of credit agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
August 31, 2008, were as follows:

                                     Long-Term   High-Yield Municipal

Purchases                         $126,670,989           $185,386,066

Proceeds from sales               $123,235,556           $199,817,953

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32

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

                                         Year ended                     Year ended
                                 August 31, 2008(1)                August 31, 2007
                             Shares          Amount         Shares          Amount
Long-Term

INVESTOR CLASS

Sold                      2,284,090    $ 25,125,048      4,361,210    $ 49,324,886

Issued in
reinvestment of
distributions             1,257,874      13,731,585      1,272,217      14,387,292

Redeemed                (3,991,365)    (43,762,286)    (4,653,351)    (52,549,731)
                      -------------   -------------   ------------   -------------
                          (449,401)     (4,905,653)        980,076      11,162,447
                      -------------   -------------   ------------   -------------
A CLASS                                                        N/A

Sold                        590,594       6,431,130

Issued in
reinvestment of
distributions                 3,974          42,989

Redeemed                   (25,253)       (270,232)
                      -------------   -------------   ------------   -------------
                            569,315       6,203,887
                      -------------   -------------   ------------   -------------
B CLASS                                                        N/A

Sold                          2,253          25,003

Issued in
reinvestment of
distributions                    76             837
                      -------------   -------------   ------------   -------------
                              2,329          25,840
                      -------------   -------------   ------------   -------------
C CLASS                                                        N/A

Sold                        113,252       1,239,078

Issued in
reinvestment of
distributions                   670           7,245

Redeemed                    (2,321)        (25,118)
                      -------------   -------------   ------------   -------------
                            111,601       1,221,205
                      -------------   -------------   ------------   -------------
Net increase
(decrease)                  233,844     $ 2,545,279        980,076    $ 11,162,447
                      =============   =============   ============   =============

High-Yield Municipal

INVESTOR CLASS

Sold                     11,413,438   $ 110,295,711     11,802,861    $120,763,745

Issued in
reinvestment of
distributions             1,720,436      16,589,054      1,492,505      15,250,725

Redeemed               (12,386,981)   (120,187,199)    (5,709,704)    (58,279,673)
                      -------------   -------------   ------------   -------------
                            746,893       6,697,566      7,585,662      77,734,797
                      -------------   -------------   ------------   -------------
A CLASS

Sold                      5,713,242      55,497,720      9,477,355      96,807,687

Issued in
reinvestment of
distributions               439,735       4,241,145        374,179       3,820,481

Redeemed                (6,984,393)    (67,914,673)    (3,797,742)    (38,634,857)
                      -------------   -------------   ------------   -------------
                          (831,416)     (8,175,808)      6,053,792      61,993,311
                      -------------   -------------   ------------   -------------
B CLASS

Sold                          3,270          32,002         25,417         260,030

Issued in
reinvestment of
distributions                 2,513          24,262          2,101          21,463

Redeemed                   (25,383)       (244,626)        (3,920)        (39,997)
                      -------------   -------------   ------------   -------------
                           (19,600)       (188,362)         23,598         241,496
                      -------------   -------------   ------------   -------------
C CLASS

Sold                      1,191,026      11,499,082      1,823,758      18,681,934

Issued in
reinvestment of
distributions                71,098         685,480         58,463         596,819

Redeemed                (1,383,313)    (13,433,278)      (680,026)     (6,919,750)
                      -------------   -------------   ------------   -------------
                          (121,189)     (1,248,716)      1,202,195      12,359,003
                      -------------   -------------   ------------   -------------
Net increase
(decrease)                (225,312)   $ (2,915,320)     14,865,247    $152,328,607
                      =============   =============   ============   =============

(1) September 28, 2007 (commencement of sale) through August 31, 2008 for
Long-Term's A Class, B Class and C Class.

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33

5. BANK LINE OF CREDIT

Effective December 12, 2007, the funds, along with certain other funds managed by ACIM or American Century Global Investment Management, Inc. (ACGIM), have a
$500,000,000 unsecured bank line of credit agreement with Bank of America,
N.A. Prior to December 12, 2007, the funds, along with certain other funds managed by ACIM or ACGIM, had a $500,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The funds did not borrow from either line during the year ended
August 31, 2008.

6. RISK FACTORS

The funds concentrate their investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. Income may be subject to state and local taxes and, if applicable, the alternative minimum tax.
High-Yield Municipal invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 were as follows:

                                             Long-Term        High-Yield Municipal
                                    2008          2007          2008          2007
DISTRIBUTIONS PAID FROM

Exempt income                $20,325,332   $20,076,962   $30,092,483   $27,684,051

Taxable ordinary income               --        $5,497            --        $5,366

Long-term
capital gains                         --      $734,862            --            --

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2008, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

                                                  Long-Term   High-Yield Municipal

Federal tax cost of investments                $425,910,140           $632,487,343
                                              =============          =============

Gross tax appreciation of investments          $ 16,703,590           $ 15,256,354

Gross tax depreciation of investments          (10,539,624)           (24,015,741)
                                              -------------          -------------
Net tax appreciation (depreciation)
of investments                                  $ 6,163,966          $ (8,759,387)
                                              =============          =============
U
ndistributed taxable ordinary income               $126,023                     --

Accumulated capital losses                       $(102,794)           $(2,910,449)

Capital loss deferrals                         $(2,131,443)           $(8,736,503)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) for certain futures contracts.

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34

The accumulated capital losses listed on the previous page represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

                                           2009              2015             2016

Long-Term                                    --        $(102,794)               --

High-Yield Municipal                 $(994,039)      $(1,856,960)        $(59,450)

The capital loss deferrals listed on the previous page represent net capital losses incurred in the ten-month period ended August 31, 2008. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 will not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

9. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate exempt interest distributions, or up to the maximum amount allowable, for the fiscal year ended August 31, 2008, as follows:

                                           Long-Term       High-Yield Municipal

Exempt interest distributions             $20,214,585          $30,089,836

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35

FINANCIAL HIGHLIGHTS
California Long-Term Tax-Free

Investor Class
For a Share Outstanding Throughout the Years Ended August 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                        $10.98     $11.36    $11.78     $11.69     $11.43
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                     0.51       0.51      0.51       0.52       0.51

 Net Realized
 and Unrealized
 Gain (Loss)                     (0.15)     (0.36)    (0.19)       0.09       0.26
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             0.36       0.15      0.32       0.61       0.77
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.51)     (0.51)    (0.51)     (0.52)     (0.51)

 From Net Realized Gains             --     (0.02)    (0.23)         --      --(1)
                               --------   --------  --------   --------   --------
Total Distributions              (0.51)     (0.53)    (0.74)     (0.52)     (0.51)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                    $10.83     $10.98    $11.36     $11.78     $11.69
                               ========   ========  ========   ========   ========

TOTAL RETURN(2)                   3.29%      1.24%     2.89%      5.38%      6.83%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.49%      0.49%     0.49%      0.49%      0.50%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.60%      4.48%     4.46%      4.40%      4.39%

Portfolio Turnover Rate             29%        18%       33%        36%        19%

Net Assets, End of Period
(in thousands)                 $431,008   $442,058  $446,000   $475,954   $468,891

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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36

California Long-Term Tax-Free

A Class
For a Share Outstanding Throughout the Period Indicated
                                                                           2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                        $11.10
                                                                          --------
Income From Investment Operations

 Net Investment Income (Loss)                                                 0.44

 Net Realized and Unrealized Gain (Loss)                                    (0.27)
                                                                          --------
 Total From Investment Operations                                             0.17
                                                                          --------
Distributions

 From Net Investment Income                                                 (0.44)
                                                                          --------
Net Asset Value, End of Period                                              $10.83
                                                                          ========

TOTAL RETURN(2)                                                              1.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                         0.74%(3)

Ratio of Net Investment Income (Loss) to Average Net Assets               4.41%(3)

Portfolio Turnover Rate                                                     29%(4)

Net Assets, End of Period (in thousands)                                    $6,166

(1) September 28, 2007 (commencement of sale) through August 31, 2008.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

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37

California Long-Term Tax-Free

B Class
For a Share Outstanding Throughout the Period Indicated
                                                                           2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                        $11.10
                                                                          --------
Income From Investment Operations

 Net Investment Income (Loss)                                                 0.36

 Net Realized and Unrealized Gain (Loss)                                    (0.27)
                                                                          --------
 Total From Investment Operations                                             0.09
                                                                          --------
Distributions

 From Net Investment Income                                                 (0.36)
                                                                          --------
Net Asset Value, End of Period                                              $10.83
                                                                          ========

TOTAL RETURN(2)                                                              0.87%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                         1.49%(3)

Ratio of Net Investment Income (Loss) to Average Net Assets               3.64%(3)

Portfolio Turnover Rate                                                     29%(4)

Net Assets, End of Period (in thousands)                                       $25

(1) September 28, 2007 (commencement of sale) through August 31, 2008.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

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38

California Long-Term Tax-Free

C Class
For a Share Outstanding Throughout the Period Indicated
                                                                           2008(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                                        $11.10
                                                                          --------
Income From Investment Operations

 Net Investment Income (Loss)                                                 0.36

 Net Realized and Unrealized Gain (Loss)                                    (0.27)
                                                                          --------
 Total From Investment Operations                                             0.09
                                                                          --------
Distributions

 From Net Investment Income                                                 (0.36)
                                                                          --------
Net Asset Value, End of Period                                              $10.83
                                                                          ========

TOTAL RETURN(2)                                                              0.87%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                         1.49%(3)

Ratio of Net Investment Income (Loss) to Average Net Assets               3.72%(3)

Portfolio Turnover Rate                                                     29%(4)

Net Assets, End of Period (in thousands)                                    $1,209

(1) September 28, 2007 (commencement of sale) through August 31, 2008.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended August 31, 2008.

See Notes to Financial Statements.

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39

California High-Yield Municipal

Investor Class
For a Share Outstanding Throughout the Years Ended August 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $9.90     $10.25    $10.36      $9.93      $9.65
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                     0.48       0.48      0.49       0.51       0.52

 Net Realized
 and Unrealized
 Gain (Loss)                     (0.40)     (0.35)    (0.11)       0.43       0.28
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             0.08       0.13      0.38       0.94       0.80
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.48)     (0.48)    (0.49)     (0.51)     (0.52)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $9.50      $9.90    $10.25     $10.36      $9.93
                               ========   ========  ========   ========   ========

TOTAL RETURN(1)                   0.81%      1.22%     3.80%      9.65%      8.48%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.52%      0.52%     0.52%      0.52%      0.53%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.91%      4.70%     4.80%      4.99%      5.30%

Portfolio Turnover Rate             31%        17%       25%        13%        19%

Net Assets, End of Period
(in thousands)                 $455,741   $467,477  $406,063   $377,534   $332,434

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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40

California High-Yield Municipal

A Class
For a Share Outstanding Throughout the Years Ended August 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $9.90     $10.25    $10.36      $9.93      $9.65
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                     0.45       0.46      0.46       0.48       0.50

 Net Realized
 and Unrealized
 Gain (Loss)                     (0.40)     (0.35)    (0.11)       0.43       0.28
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations             0.05       0.11      0.35       0.91       0.78
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.45)     (0.46)    (0.46)     (0.48)     (0.50)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $9.50      $9.90    $10.25     $10.36      $9.93
                               ========   ========  ========   ========   ========

TOTAL RETURN(1)                   0.55%      0.97%     3.54%      9.38%      8.21%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        0.77%      0.77%     0.77%      0.77%      0.78%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                4.66%      4.45%     4.55%      4.74%      5.05%

Portfolio Turnover Rate             31%        17%       25%        13%        19%

Net Assets, End of Period
(in thousands)                 $133,480   $147,314   $90,421    $39,608    $11,499

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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41

California High-Yield Municipal

B Class
For a Share Outstanding Throughout the Years Ended August 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $9.90     $10.25    $10.36      $9.93      $9.65
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                     0.38       0.38      0.39       0.40       0.42

 Net Realized
 and Unrealized
 Gain (Loss)                     (0.40)     (0.35)    (0.11)       0.43       0.28
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations           (0.02)       0.03      0.28       0.83       0.70
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.38)     (0.38)    (0.39)     (0.40)     (0.42)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $9.50      $9.90    $10.25     $10.36      $9.93
                               ========   ========  ========   ========   ========

TOTAL RETURN(1)                 (0.20)%      0.22%     2.77%      8.57%      7.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        1.52%      1.52%     1.52%      1.52%      1.53%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                3.91%      3.70%     3.80%      3.99%      4.30%

Portfolio Turnover Rate             31%        17%       25%        13%        19%

Net Assets, End of Period
(in thousands)                   $1,209     $1,454    $1,263     $1,158       $866

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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42

California High-Yield Municipal

C Class
For a Share Outstanding Throughout the Years Ended August 31
                                   2008       2007      2006       2005       2004
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $9.90     $10.25    $10.36      $9.93      $9.65
                               --------   --------  --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                     0.38       0.38      0.39       0.40       0.43

 Net Realized
 and Unrealized
 Gain (Loss)                     (0.40)     (0.35)    (0.11)       0.43       0.28
                               --------   --------  --------   --------   --------
 Total From
 Investment Operations           (0.02)       0.03      0.28       0.83       0.71
                               --------   --------  --------   --------   --------
Distributions

 From Net
 Investment Income               (0.38)     (0.38)    (0.39)     (0.40)     (0.43)
                               --------   --------  --------   --------   --------
Net Asset Value,
End of Period                     $9.50      $9.90    $10.25     $10.36      $9.93
                               ========   ========  ========   ========   ========

TOTAL RETURN(1)                 (0.20%)      0.22%     2.76%      8.56%      7.49%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average
Net Assets                        1.52%      1.52%     1.52%      1.52%      1.48%

Ratio of Net Investment
Income (Loss) to
Average Net Assets                3.91%      3.70%     3.80%      3.99%      4.35%

Portfolio Turnover Rate             31%        17%       25%        13%        19%

Net Assets, End of Period
(in thousands)                  $39,283    $42,125   $31,276    $17,499     $7,416

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

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43

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Directors of the American Century California Tax-Free and Municipal
Funds and Shareholders of the California Long-Term Tax-Free Fund and
California High-Yield Municipal Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the California
Long-Term Tax-Free Fund and California High-Yield Municipal Fund (two of the
four funds in the American Century California Tax-Free and Municipal Funds,
hereafter referred to as the "Funds") at August 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
October 14, 2008

------
44

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Those listed as interested trustees are
"interested" primarily by virtue of their engagement as directors and/or officers of, or ownership interest in, American Century Companies, Inc. (ACC)
or its wholly owned, direct or indirect, subsidiaries, including the funds'
investment advisor, American Century Investment Management, Inc. (ACIM or the
advisor); the funds' principal underwriter, American Century Investment
Services, Inc. (ACIS); and the funds' transfer agent, American Century
Services, LLC (ACS).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS. The trustees serve in this capacity for eight registered investment companies in the American
Century Investments family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 14 investment companies in the American Century Investments family of funds advised by ACIM or American Century Global Investment
Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INTERESTED TRUSTEE

JONATHAN S. THOMAS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1963
POSITION(S) HELD WITH FUNDS: Trustee (since 2007) and President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC
(February 2006 to February 2007); Executive Vice President, ACC (November 2005
to February 2007). Also serves as: President, Chief Executive Officer and
Director, ACS; Executive Vice President, ACIM and ACGIM; Director, ACIM,
ACGIM, ACIS and other ACC subsidiaries; Managing Director, Morgan Stanley
(March 2000 to November 2005)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 111
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

INDEPENDENT TRUSTEES

JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUNDS: Trustee (since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (money management firm) (April 2004 to present);
Partner and Founder, Bay Partners (venture capital firm) (1976 to 2006)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

------
45

RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 1995) and Chairman of the Board
(since 2005)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of
Law and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

FREDERICK L.A. GRAUER, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUNDS: Trustee (since 2008)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Advisor, Barclays Global
Investors (asset manager) (2003 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

PETER F. PERVERE, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Vice President and Chief Financial Officer, Commerce One, Inc. (software and services provider)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Intraware, Inc.

MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUNDS: Trustee (since 1980)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Platinum Grove Asset
Management, L.P. (asset manager) (1999 to present); Frank E. Buck Professor of
Finance-Emeritus, Stanford Graduate School of Business (1996 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present)

JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUNDS: Trustee (since 2002)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1973 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Chairman of the Board, Cadence Design
Systems (2005 to present); (Director, Exponent (2007 to present)

JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUNDS: Trustee (since 1984)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 41
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

------
46

OFFICERS

BARRY FINK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUNDS: Executive Vice President (since 2007)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and
Executive Vice President, ACC (September 2007 to present); President, ACS
(October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007);
Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as:
Director, ACC, ACS, ACIS and other ACC subsidiaries

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUNDS: Chief Compliance Officer (since 2006) and Senior
Vice President (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American
Century Investments funds (July 2000 to August 2006). Also serves as: Senior
Vice President, ACS

CHARLES A. ETHERINGTON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUNDS: General Counsel (since 2007) and Senior Vice
President (since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney, ACC (February 1994 to
present); Vice President, ACC (November 2005 to present); General Counsel, ACC
(March 2007 to present). Also serves as: General Counsel, ACIM, ACGIM, ACS,
ACIS and other ACC subsidiaries; and Senior Vice President, ACIM, ACGIM and ACS

ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUNDS: Vice President, Treasurer and Chief Financial
Officer (all since 2006)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS (February
2000 to present); and Controller, various American Century Investments funds
(1997 to September 2006)

JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUNDS: Tax Officer (since 2000)
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer and Chief
Accounting Officer, ACC (March 2007 to present); Vice President, ACC (October
2001 to present); Vice President, certain ACC subsidiaries (October 2001 to
August 2006); Vice President, Corporate Tax, ACS (April 1998 to August 2006).
Also serves as: Chief Financial Officer, Chief Accounting Officer and Senior
Vice President, ACIM, ACGIM, ACS and other ACC subsidiaries; and Chief
Accounting Officer and Senior Vice President, ACIS

The SAI has additional information about the funds' trustees and is available without charge, upon request, by calling 1-800-345-2021.

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47

APPROVAL OF MANAGEMENT AGREEMENTS
California Long-Term Tax-Free and California High-Yield Municipal

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the
"15(c) Process." The board oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the funds, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c) Providers") concerning California Long-Term
Tax-Free and California High-Yield Municipal (the "funds") and the services provided to the funds under the management agreement. The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the funds;

* reports on the wide range of programs and services the advisor provides to the funds and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the funds to the cost of owning a similar fund;

* data comparing the funds' performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the funds to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the Directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable advisory fee. The board had the benefit of the advice of its independent counsel throughout the period.

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48

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, an independent data provider, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the funds. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the funds' portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal-services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity. In evaluating investment performance, the board expects the advisor to manage the funds in accordance with its investment objectives and approved strategies. In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business.

------
49

At each quarterly meeting and at the special meeting to consider renewal of the advisory contract, the Directors, directly and through its Portfolio
Committee, reviews investment performance information for the funds, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the funds. If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. The funds' performance fell below the median for their respective peer groups for both the one- and three-year periods during the past year. The board discussed the funds' performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the funds with a comprehensive package of transfer agency, shareholder, and other services. The
Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at its special meeting to consider renewal of the Advisory Contract, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically.
They noted that the advisor's practices generally meet or exceed industry best practices.

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the funds specifically, and the expenses incurred by the advisor in providing various functions to the funds. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the funds increase in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the funds reflect the complexity of assessing economies of scale.

------
50

COMPARISON TO OTHER FUNDS' FEES. The funds pay the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the funds, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the funds' independent directors (including their independent legal counsel).
Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the funds' unified fee to the total expense ratio of other funds in the funds' peer group. The unified fee charged to shareholders of California Long-Term Tax-Free and California
High-Yield Municipal was in the lowest quartile of the total expense ratios of their peer groups.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the funds. The
Directors analyzed this information and concluded that the fees charged and services provided to the funds were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the funds. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The
Directors noted that the advisor receives proprietary research from broker-dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the funds to determine breakpoints in the funds' fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and others concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

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51

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

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52

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that are investment-grade and have maturities between two and four years.

The LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATION (GO) INDEX is composed of investment-grade U.S. municipal securities, with maturities of four to six years, that are general obligations of a state or local government.

The LEHMAN BROTHERS LONG-TERM MUNICIPAL BOND INDEX is composed of those securities included in the Lehman Brothers Municipal Bond Index that have maturities greater than 22 years.

The LEHMAN BROTHERS MUNICIPAL BOND INDEX is a market value-weighted index designed for the long-term tax-exempt bond market.

The LEHMAN BROTHERS NON-INVESTMENT-GRADE MUNICIPAL BOND INDEX is composed of non-investment grade U.S. municipal securities with a remaining maturity of one year or more.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the U.S. Treasury with a remaining maturity of one year or more.

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53

NOTES

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54

NOTES

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55

NOTES

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56

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .        1-800-345-2021 or
                                                                816-531-5575

INVESTORS USING ADVISORS . . . . . . . . . . . . . . . .        1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .        1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .        1-800-634-4113

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0810
CL-ANN-61599N

ITEM 2. CODE OF ETHICS.

(a)  The registrant has adopted a Code of Ethics for Senior  Financial  Officers that applies to the registrant's  principal  executive  officer,  principal financial officer,  principal  accounting  officer,  and persons performing similar functions.

(b)  No response required.

(c)  None.

(d)  None.

(e)  Not applicable.

(f)  The registrant's Code of Ethics for Senior Financial  Officers was filed as
     Exhibit 12 (a)(1) to American Century Asset Allocation  Portfolios,  Inc.'s
     Annual Certified  Shareholder Report on Form N-CSR, File No. 811-21591,  on
     September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant's  board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)   Peter F.  Pervere,  Jeanne D.  Wohlers  and  Ronald J.  Gilson  are the
         registrant's  designated audit committee  financial  experts.  They are
         "independent" as defined in Item 3 of Form N-CSR.

(a)(3)   Not applicable.

(b)      No response required.

(c)      No response required.

(d)      No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal  accountant for the audit of the registrant's annual  financial  statements  or  services  that are  normally  provided by the accountant in connection  with statutory and  regulatory  filings or engagements for those fiscal years were as follows:

         FY 2007:  $93,907
         FY 2008:  $85,356

(b)  Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal  accountant that are reasonably related to the performance of the audit of the  registrant's  financial  statements and are not reported under paragraph (a) of this Item were as follows:

         For services rendered to the registrant:

         FY 2007:  $0
         FY 2008:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(c)  Tax Fees.

The aggregate fees billed in each of the last two fiscal years for  professional services  rendered by the principal  accountant for tax compliance,  tax advice, and tax planning were as follows:

         For services rendered to the registrant:

         FY 2007:  $0
         FY 2008:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(d)  All Other Fees.

The aggregate  fees billed in each of the last two fiscal years for products and services provided by the principal accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

         For services rendered to the registrant:

         FY 2007:  $0
         FY 2008:  $0

         Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
         2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

         FY 2007:  $0
         FY 2008:  $0

(e)(1)   In accordance  with paragraph  (c)(7)(i)(A)  of Rule 2-01 of Regulation
         S-X, before the accountant is engaged by the registrant to render audit or non-audit  services,  the engagement is approved by the registrant's audit  committee.  Pursuant  to  paragraph  (c)(7)(ii)  of Rule 2-01 of
         Regulation S-X, the registrant's  audit committee also pre-approves its accountant's  engagements for non-audit  services with the registrant's investment adviser,  its parent company,  and any entity controlled by, or under common  control  with the  investment  adviser  that  provides ongoing services to the registrant,  if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)   All services  described in each of  paragraphs  (b) through (d) of this
         Item were pre-approved  before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
         S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)      The  percentage  of  hours  expended  on  the  principal   accountant's
         engagement to audit the registrant's  financial statements for the most recent fiscal year that were  attributed  to work  performed by persons other than the principal  accountant's  full-time,  permanent employees was less than 50%.

(g)      The aggregate non-audit fees billed by the registrant's  accountant for services  rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the  registrant  for  each  of the  last  two  fiscal  years  of the registrant were as follows:

         FY 2007:  $96,897
         FY 2008:  $90,000

(h)      The  registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that  were rendered by the registrant's  accountant to the registrant's investment adviser,  its parent  company,  and any entity  controlled by, or under common  control with the investment  adviser that provides  services to the  registrant,  which  services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of  Regulation  S-X. The notification  provided to the  registrant's  audit  committee  included sufficient  details  regarding such services to allow the  registrant's
         audit  committee  to  consider  the  continuing   independence  of  its
         principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  The  schedule  of  investments  is  included  as  part  of  the  report  to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure  required by Item 2 of Form N-CSR,  was filed as Exhibit 12(a)(1) to American  Century Asset  Allocation  Portfolios,
         Inc.'s Certified  Shareholder Report on Form N-CSR, File No. 811-21591,
         on September 29, 2005.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/  Jonathan S. Thomas
         --------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    October 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         --------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    October 30, 2008

By:      /s/  Robert J. Leach
         --------------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    October 30, 2008